UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05742

Name of Fund: BlackRock Funds

Money Market Portfolio	Ohio Municipal Money Market Portfolio
Municipal Money Market Portfolio	Pennsylvania Municipal Money Market Portfolio
New Jersey Municipal Money Market Portfolio	U.S. Treasury Money Market Portfolio
North Carolina Municipal Money Market Portfolio	Virginia Municipal Money Market Portfolio

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, BlackRock Funds, 55 East 52nd Street, New York, NY 10055.

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 03/31/2010

Date of reporting period: 03/31/2010

Item 1 – Report to Stockholders

BlackRock FundsSM

ANNUAL REPORT
MARCH 31, 2010

BlackRock Money Market Portfolio

BlackRock U.S. Treasury Money Market Portfolio

BlackRock Municipal Money Market Portfolio

BlackRock New Jersey Municipal Money Market Portfolio

BlackRock North Carolina Municipal Money Market Portfolio

BlackRock Ohio Municipal Money Market Portfolio

BlackRock Pennsylvania Municipal Money Market Portfolio

BlackRock Virginia Municipal Money Market Portfolio

NOT FDIC INSURED

MAY LOSE VALUE

NO BANK GUARANTEE

2	BLACKROCK FUNDS	MARCH 31, 2010

Dear Shareholder

The past year has seen a remarkable turnaround from the conditions that plagued the global economy and financial markets in 2008 through early 2009. In our opinion, the “Great Recession” likely ended at some point last summer, thanks primarily to massive fiscal and monetary stimulus. From that point, the global economy has moved into recovery mode and, we believe, is getting ready to start transitioning into an expansion.

Global equity markets bottomed in early 2009 and since that time have soared dramatically higher as investors were lured back into the markets by depressed valuations, desire for higher yields and increasing confidence that all-out financial disaster had been averted. There have been several corrections along the way and volatility levels have remained elevated — reflections of mixed economic data, lingering deflation issues (especially in Europe) and concerns over the future direction of interest rates. On balance, however, strong corporate earnings and a positive macro backdrop have helped keep the equity bull market intact. From a geographic perspective, US equities have generally outpaced their international counterparts in recent months, as the domestic economic recovery has been more pronounced.

Within fixed income markets, improving economic conditions, concerns over the US deficit and a lack of demand at recent Treasury auctions have recently conspired to push Treasury yields higher (and prices correspondingly lower). In this environment, Treasuries have dramatically underperformed other areas of the bond market, particularly the high yield sector, which has been benefiting from increased investor demand. Meanwhile, municipal bonds outperformed taxable sectors over the twelve-month period thanks to continued high demand levels, but have struggled in recent months against a weak fundamental backdrop marked by ongoing state and local budget problems. As in the taxable arena, high yield municipals have been outperforming the rest of the market.

Regarding cash investments, yields on money market securities remain near all-time lows (producing returns only marginally above zero percent), with the Federal Open Market Committee reiterating that economic circumstances are likely to necessitate an accommodative interest rate stance for an “extended period.”

Against this backdrop, the major market averages posted the following returns:

Total Returns as of March 31, 2010	6-month	12-month
US equities (S&P 500 Index)	11.75%	49.77%
Small cap US equities (Russell 2000 Index)	13.07	62.76
International equities (MSCI Europe, Australasia, Far East Index)	3.06	54.44
3-month Treasury bill (BofA Merrill Lynch 3-Month Treasury Bill Index)	0.05	0.17
US Treasury securities (BofA Merrill Lynch 10-Year US Treasury Index)	(2.62)	(6.30)
Taxable fixed income (Barclays Capital US Aggregate Bond Index)	1.99	7.69
Tax-exempt fixed income (Barclays Capital Municipal Bond Index)	0.28	9.69

Past performance is no guarantee of future results. Index performance shown for illustrative purposes only. You cannot invest directly in an index.

Global financial markets continue to show signs of improvement, but questions about the strength and sustainability of the recovery abound. Through periods of uncertainty, as ever, BlackRock’s full resources are dedicated to the management of our clients’ assets. For additional market perspective and investment insight, visit www.blackrock.com/shareholdermagazine, where you’ll find the most recent issue of our award-winning Shareholder® magazine, as well as its quarterly companion newsletter, Shareholder Perspectives. As always, we thank you for entrusting BlackRock with your investments, and we look forward to your continued partnership in the months and years ahead.

Sincerely,

Rob Kapito
President, BlackRock Advisors, LLC

THIS PAGE NOT PART OF YOUR FUND REPORT

3

Fund Information as of March 31, 2010

BlackRock Money Market Portfolio

Portfolio Composition	Percent of Net Assets
Certificates of Deposit	29%
Commercial Paper	26
U.S. Government Sponsored Agency Obligations	19
U.S. Treasury Obligations	10
Municipal Bonds	8
Corporate Notes	6
Master Notes	2
Repurchase Agreements	2
Liabilities in Excess of Other Assets	(2)

Total	100%

Yields	7-Day SEC Yield	7-Day Yield
Institutional	0.00%	0.00%
Service	0.00%	0.00%
Hilliard Lyons	0.00%	0.00%
Investor A	0.00%	0.00%
Investor B	0.00%	0.00%
Investor C	0.00%	0.00%

BlackRock U.S. Treasury Money Market Portfolio

Portfolio Composition	Percent of Net Assets
Repurchase Agreements	64%
U.S. Treasury Obligations	37
Liabilities in Excess of Other Assets	(1)

Total	100%

Yields	7-Day SEC Yield	7-Day Yield
Institutional	0.00%	0.00%
Service	0.00%	0.00%
Investor A	0.00%	0.00%

BlackRock Municipal Money Market Portfolio

Portfolio Composition	Percent of Net Assets
Variable Rate Demand Notes	70%
Municipal Bonds	27
Municipal Put Bonds	4
Liabilities in Excess of Other Assets	(1)

Total	100%

Yields	7-Day SEC Yield	7-Day Yield
Institutional	0.03%	0.03%
Service	0.00%	0.00%
Hilliard Lyons	0.00%	0.00%
Investor A	0.00%	0.00%

BlackRock New Jersey Municipal Money Market Portfolio

Portfolio Composition	Percent of Net Assets
Variable Rate Demand Notes	69%
Municipal Bonds	29
Commercial Paper	3
Liabilities in Excess of Other Assets	(1)

Total	100%

Yields	7-Day SEC Yield	7-Day Yield
Institutional	0.04%	0.04%
Service	0.00%	0.00%
Investor A	0.01%	0.01%

The 7-Day SEC Yields may differ from the 7-Day Yields shown above due to the fact that the 7-Day SEC Yields exclude distributed capital gains. Past performance is not indicative of future results.

4	BLACKROCK FUNDS	MARCH 31, 2010

Fund Information (concluded) as of March 31, 2010

BlackRock North Carolina Municipal Money Market Portfolio

Portfolio Composition	Percent of Net Assets
Variable Rate Demand Notes	94%
Municipal Bonds	6

Total	100%

Yields	7-Day SEC Yield	7-Day Yield
Institutional	0.06%	0.06%
Service	0.04%	0.04%
Investor A	0.00%	0.00%

BlackRock Ohio Municipal Money Market Portfolio

Portfolio Composition	Percent of Net Assets
Variable Rate Demand Notes	78%
Municipal Bonds	24
Liabilities in Excess of Other Assets	(2)

Total	100%

Yields	7-Day SEC Yield	7-Day Yield
Institutional	0.13%	0.13%
Service	0.00%	0.00%
Investor A	0.05%	0.05%

BlackRock Pennsylvania Municipal Money Market Portfolio

Portfolio Composition	Percent of Net Assets
Variable Rate Demand Notes	89%
Municipal Bonds	4
Municipal Put Bonds	1
Commercial Paper	6

Total	100%

Yields	7-Day SEC Yield	7-Day Yield
Institutional	0.00%	0.00%
Service	0.00%	0.00%
Investor A	0.00%	0.00%

BlackRock Virginia Municipal Money Market Portfolio

Portfolio Composition	Percent of Net Assets
Variable Rate Demand Notes	75%
Municipal Bonds	20
Municipal Put Bonds	5

Total	100%

Yields	7-Day SEC Yield	7-Day Yield
Institutional	0.04%	0.04%
Service	0.00%	0.00%

The 7-Day SEC Yields may differ from the 7-Day Yields shown above due to the fact that the 7-Day SEC Yields exclude distributed capital gains. Past performance is not indicative of future results.

BLACKROCK FUNDS	MARCH 31, 2010	5

Disclosure of Expenses

Shareholders of each Fund may incur the following charges: (a) expenses related to transactions, and (b) operating expenses including advisory fees, service and distribution fees, including 12b-1 fees, and other Fund expenses. The expense examples below (which are based on a hypothetical investment of $1,000 invested on October 1, 2009 and held through March 31, 2010) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The tables below provide information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their Fund and share class under the headings entitled “Expenses Paid During the Period.”

The tables also provide information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in each Fund and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds’ shareholder reports.

The expenses shown in the tables are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as sales charges, redemption fees or exchange fees. Therefore, the hypothetical tables are useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

Expense Example

	Actual			Hypothetical[1]
	Beginning Account Value October 1, 2009	Ending Account Value March 31, 2010	Expenses Paid During the Period[2]	Beginning Account Value October 1, 2009	Ending Account Value March 31, 2010	Expenses Paid During the Period[2]	Annualized Expense Ratio
BlackRock Money Market Portfolio
Institutional	$1,000	$1,000.00	$1.75	$1,000	$1,023.19	$1.77	0.35%
Service	$1,000	$1,000.00	$1.75	$1,000	$1,023.19	$1.77	0.35%
Hilliard Lyons	$1,000	$1,000.00	$1.75	$1,000	$1,023.19	$1.77	0.35%
Investor A	$1,000	$1,000.00	$1.75	$1,000	$1,023.19	$1.77	0.35%
Investor B	$1,000	$1,000.00	$1.80	$1,000	$1,023.14	$1.82	0.36%
Investor C	$1,000	$1,000.00	$1.80	$1,000	$1,023.14	$1.82	0.36%

BlackRock U.S. Treasury Money Market Portfolio
Institutional	$1,000	$1,000.10	$0.85	$1,000	$1,024.08	$0.86	0.17%
Service	$1,000	$1,000.10	$0.85	$1,000	$1,024.08	$0.86	0.17%
Investor A	$1,000	$1,000.10	$0.85	$1,000	$1,024.08	$0.86	0.17%

BlackRock Municipal Money Market Portfolio
Institutional	$1,000	$1,000.10	$1.94	$1,000	$1,022.99	$1.97	0.39%
Service	$1,000	$1,000.00	$2.04	$1,000	$1,022.89	$2.07	0.41%
Hilliard Lyons	$1,000	$1,000.00	$2.04	$1,000	$1,022.89	$2.07	0.41%
Investor A	$1,000	$1,000.00	$2.04	$1,000	$1,022.89	$2.07	0.41%

BlackRock New Jersey Municipal Money Market Portfolio
Institutional	$1,000	$1,000.40	$1.90	$1,000	$1,023.04	$1.92	0.38%
Service	$1,000	$1,000.10	$2.29	$1,000	$1,022.64	$2.32	0.46%
Investor A	$1,000	$1,000.10	$2.24	$1,000	$1,022.69	$2.27	0.45%

BlackRock North Carolina Municipal Money Market Portfolio
Institutional	$1,000	$1,000.20	$1.35	$1,000	$1,023.59	$1.36	0.27%
Service	$1,000	$1,000.00	$1.65	$1,000	$1,023.29	$1.66	0.33%
Investor A	$1,000	$1,000.00	$1.55	$1,000	$1,023.39	$1.56	0.31%

[1]	Hypothetical 5% annual return before expenses is calculated by pro rating the number of days in the most recent fiscal half year divided by 365.

[2]

For each class, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period shown).

6	BLACKROCK FUNDS	MARCH 31, 2010

Disclosure of Expenses

Expense Example (concluded)

	Actual			Hypothetical[1]
	Beginning Account Value October 1, 2009	Ending Account Value March 31, 2010	Expenses Paid During the Period[2]	Beginning Account Value October 1, 2009	Ending Account Value March 31, 2010	Expenses Paid During the Period[2]	Annualized Expense Ratio
BlackRock Ohio Municipal Money Market Portfolio
Institutional	$1,000	$1,000.50	$1.95	$1,000	$1,022.99	$1.97	0.39%
Service	$1,000	$1,000.00	$2.49	$1,000	$1,022.44	$2.52	0.50%
Investor A	$1,000	$1,000.10	$2.39	$1,000	$1,022.54	$2.42	0.48%

BlackRock Pennsylvania Municipal Money Market Portfolio
Institutional	$1,000	$1,000.00	$1.50	$1,000	$1,023.44	$1.51	0.30%
Service	$1,000	$1,000.00	$1.50	$1,000	$1,023.44	$1.51	0.30%
Investor A	$1,000	$1,000.00	$1.50	$1,000	$1,023.44	$1.51	0.30%

BlackRock Virginia Municipal Money Market Portfolio
Institutional	$1,000	$1,000.30	$1.45	$1,000	$1,023.49	$1.46	0.29%
Service	$1,000	$1,000.10	$1.80	$1,000	$1,023.14	$1.82	0.36%

[1]	Hypothetical 5% annual return before expenses is calculated by pro rating the number of days in the most recent fiscal half year divided by 365.

[2]

For each class, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period shown).

BLACKROCK FUNDS	MARCH 31, 2010	7

Schedule of Investments March 31, 2010	BlackRock Money Market Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Certificates of Deposit
Euro — 1.9%
Credit Industriel et Commercial, London:
0.39%, 6/02/10	$12,000	$12,000,103
0.41%, 6/23/10	13,000	13,000,150

		25,000,253

Yankee — 26.8%
Abbey National Treasury Services Plc, Connecticut:
0.50%, 7/20/10(a)	11,735	11,735,000
0.25%, 11/17/10(a)	10,500	10,500,000
Banco Bilbao Vizcaya Argentaria S.A., New York:
0.25%, 7/12/10(a)	13,000	13,000,183
0.32%, 12/13/10(a)	4,500	4,500,000
Bank of Nova Scotia, Houston,
0.30%, 4/01/10	10,000	10,000,000
Bank of Tokyo-Mitsubishi UFJ Ltd., New York:
0.20%, 4/15/10	15,000	15,000,000
0.20%, 4/26/10	8,000	8,000,000
0.30%, 6/24/10	12,500	12,500,000
Barclays Bank Plc, New York,
0.32%, 6/30/10	12,000	12,000,000
BNP Paribas S.A., New York:
0.32%, 5/04/10	4,000	4,000,000
0.24%, 5/10/10	9,000	9,000,000
Deutsche Bank A.G., New York,
0.19%, 4/08/10	16,500	16,500,000
Dexia Credit Local, New York - GTD:
0.31%, 4/19/10	12,000	12,000,030
0.70%, 4/19/10(b)	21,000	21,000,000
Nordea Bank Finland Plc, New York,
0.18%, 4/20/10	15,000	15,000,000
Rabobank Nederland N.V., New York:
1.05%, 4/30/10	15,000	15,009,030
0.28%, 6/25/10(a)	12,000	12,000,000
0.23%, 1/10/11(a)	5,000	5,000,000
Royal Bank of Scotland Plc, Connecticut:
0.52%, 5/18/10(a)	13,000	13,000,000
0.36%, 7/21/10	15,000	15,000,000
Royal Bank of Scotland Plc, New York,
0.38%, 7/07/10	14,000	14,000,000
Societe Generale, New York:
0.28%, 6/07/10(a)	12,000	12,000,000
0.27%, 7/23/10(a)	9,000	9,000,000
Sumitomo Mitsui Banking Corp., New York,
0.23%, 5/21/10	13,200	13,200,000
Svenska Handelsbanken, New York,
0.26%, 7/30/10	11,800	11,799,409
Toronto Dominion Bank, New York:
0.23%, 11/05/10(a)	10,000	10,000,000
0.23%, 2/04/11(a)	4,000	4,000,000
UBS A.G., Stamford,
0.21%, 5/07/10	10,000	10,000,000
Unicredit SpA, New York,
0.30%, 5/21/10	15,000	15,000,000
Westpac Banking Corp., New York:
0.29%, 10/19/10(a)	8,655	8,655,000
0.30%, 10/21/10(a)	8,865	8,865,000

		351,263,652

Total Certificates of Deposit — 28.7%		376,263,905

Commercial Paper
Antalis US Funding Corp.:
0.22%, 4/13/10(c)	11,200	11,199,179
0.22%, 4/23/10(c)	12,000	11,998,387
Barton Capital Corp.:
0.19%, 4/23/10(c)	9,300	9,298,920
0.20%, 5/26/10(c)	10,000	9,996,944
BPCE S.A.,
0.25%, 5/05/10(c)	11,815	11,812,210
Cancara Asset Securitisation LLC,
0.26%, 6/15/10(c)	13,000	12,992,958
Clipper Receivables Co. LLC,
0.22%, 4/23/10(c)	7,200	7,199,032
CRC Funding LLC,
0.12%, 4/01/10(c)	12,000	12,000,000
DNB NOR Bank ASA,
0.33%, 4/06/10(c)	10,000	9,999,542
Erasmus Capital Corp.,
0.13%, 4/01/10(c)	13,774	13,774,000
Fortis Funding LLC,
0.23%, 5/27/10(c)	12,000	11,995,707
JPMorgan Chase & Co.:
0.25%, 7/14/10(c)	11,000	10,992,056
0.25%, 7/26/10(c)	15,000	14,987,917
Jupiter Securitization Co. LLC,
0.10%, 4/01/10(c)	25,537	25,537,000
Matchpoint Master Trust,
0.10%, 4/01/10(c)	25,000	25,000,000
Romulus Funding Corp.,
0.27%, 4/15/10(c)	10,300	10,298,918
Scaldis Capital LLC:
0.22%, 4/29/10(c)	13,000	12,997,776
0.23%, 5/26/10(c)	12,495	12,490,609
Sheffield Receivables Corp.,
0.22%, 5/21/10(c)	15,000	14,995,417
Societe Generale North America, Inc.,
0.22%, 5/03/10(c)	13,000	12,997,458
Straight-A Funding LLC:
0.18%, 5/03/10(c)	13,495	13,492,841
0.19%, 5/12/10(c)	10,000	9,997,836

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedules of Investments, the names and descriptions of many securities have been abbreviated according to the following list:	AGM	Assured Guaranty Municipal Corp.	PUTTERS	Puttable Tax-Exempt Receipts
	AMT	Alternative Minimum Tax (subject to)	RAN	Revenue Anticipation Notes
	BAN	Bond Anticipation Notes	RB	Revenue Bonds
	COP	Certificates of Participation	ROC	Reset Option Certificates
	GO	General Obligation Bonds	SBPA	Stand-by Bond Purchase
	GTD	Guaranteed		Agreement
	IDA	Industrial Development Authority	SCSDE	South Carolina State
	IDRB	Industrial Development Revenue		Department of Education
		Bonds	SPEARS	Short Puttable Exempt Adjustable
	LOC	Letter of Credit		Receipts
	MB	Municipal Bonds	TAN	Tax Anticipation Notes
	MERLOTS	Municipal Exempt Receipts Liquidity	TECP	Tax-Exempt Commercial Paper
		Optional Tender	TRAN	Tax Revenue Anticipation Notes
	PCRB	Pollution Control Revenue Bonds	VRDN	Variable Rate Demand Notes
	PSF	Permanent School Fund	VRDP	Variable Rate Demand Preferred

See Notes to Financial Statements.

8	BLACKROCK FUNDS	MARCH 31, 2010

Schedule of Investments (continued)	BlackRock Money Market Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Commercial Paper
Surrey Funding Corp.,
0.22%, 4/23/10(c)	$8,000	$7,998,924
Sydney Capital Corp.,
0.51%, 5/17/10(c)	9,300	9,293,939
Tempo Finance Corp.,
0.23%, 4/08/10(c)	10,000	9,999,553
Westpac Trust Securities, New Zealand,
0.35%, 11/05/10(a)(d)	11,700	11,700,000
Windmill Funding Corp.,
0.19%, 4/15/10(c)	9,900	9,899,268

Total Commercial Paper — 25.5%		334,946,391

Corporate Notes
Commonwealth Bank of Australia,
0.27%, 11/22/10(a)(d)	7,500	7,500,000
HSBC Bank Middle East Ltd.,
0.45%, 4/22/10(a)	6,000	6,000,000
KBC Bank N.V., New York,
1.19%, 5/03/10(b)	9,570	9,570,000
Procter & Gamble International Funding SCA,
0.26%, 5/07/10(a)	41,000	41,000,000
Rabobank Nederland N.V.,
0.25%, 7/07/10(b)(d)	18,700	18,700,000

Total Corporate Notes — 6.3%		82,770,000

Master Notes(b) — 2.3%
Banc of America Securities LLC,
0.27%, 4/01/10	30,250	30,250,000

Municipal Bonds(b)
California GO Series 2004C VRDN (BNP Paribas LOC),
0.28%, 4/07/10	9,800	9,800,000
California Housing Finance Agency Home Mortgage RB Series 2003U AMT VRDN (Fannie Mae LOC, Freddie Mac LOC),
0.27%, 4/07/10	10,000	10,000,000
Harris County RB Municipal Trust Receipts Floaters Series 2008A VRDN (Societe Generale LOC, Societe Generale Liquidity Facility),
0.32%, 4/01/10	8,060	8,060,000
Massachusetts Bay Transportation Authority RB (General Transportation System Project) Series 2000 VRDN (Dexia Credit Local SBPA),
0.30%, 4/07/10	7,000	7,000,000
Michigan State Housing Development Authority RB Series 2009D VRDN (Fannie Mae LOC),
0.29%, 4/07/10	7,040	7,040,000
New Hampshire Business Finance Authority RB (Alice Peck Day Health Systems Project) Series 2008 VRDN (TD Banknorth N.A. LOC),
0.30%, 4/01/10	8,740	8,740,000
New York City GO Series 2003A-3 VRDN (BNP Paribas, NY LOC),
0.25%, 4/07/10	10,000	10,000,000
New York City Industrial Development Agency RB (New York Law School Project) Series 2006 VRDN (JPMorgan Chase Bank LOC),
0.29%, 4/01/10	9,550	9,550,000
Park Village Assisted Living LLC (Bank One N.A. LOC),
0.45%, 4/01/10	6,325	6,325,000
Pennsylvania Economic Development Financing Authority Wastewater Treatment RB (Sunoco, Inc. Project) Series 2009B VRDN (JPMorgan Chase Bank LOC),
0.25%, 4/07/10	8,000	8,000,000
Savannah College Georgia RB (Art & Design Project) Series 2004 VRDN (Bank of America N.A. LOC),
0.31%, 4/01/10	5,800	5,800,000
South Central Texas IDRB (Rohr Industries Project) Series 1990 VRDN (Bank One N.A. LOC),
0.25%, 4/07/10	14,800	14,800,000

Total Municipal Bonds — 8.0%		105,115,000

U.S. Government Sponsored Agency Obligations
Fannie Mae Discount Notes(c):
0.15%, 5/26/10	15,000	14,996,677
0.21%, 8/11/10	15,000	14,988,450
0.25%, 9/08/10	9,000	8,990,000
0.24%, 9/20/10	10,000	9,988,533
Fannie Mae Variable Rate Notes,
0.20%, 8/05/10(a)	10,075	10,073,733
Federal Home Loan Bank Variable Rate Notes(a):
0.10%, 7/09/10	18,290	18,289,004
0.20%, 10/08/10	12,000	11,998,120
0.23%, 10/06/11	12,000	11,992,678
Freddie Mac Discount Notes(c):
0.20%, 6/14/10	15,000	14,993,833
0.20%, 7/23/10	8,900	8,894,413
0.20%, 7/26/10	14,130	14,121,122
0.22%, 8/05/10	12,500	12,490,375
0.30%, 9/27/10	15,000	14,977,625
Freddie Mac Variable Rate Notes(a):
0.15%, 7/14/10	11,000	10,998,906
0.23%, 8/24/10	8,680	8,680,148
0.30%, 2/14/11	42,190	42,184,211
0.13%, 5/05/11	25,000	24,991,751

Total U.S. Government Sponsored Agency Obligations — 19.3%		253,649,579

U.S. Treasury Obligations(c)
U.S. Treasury Bills
0.55%, 7/01/10	16,000	15,977,958
0.31%, 7/15/10	28,000	27,974,683
0.39%, 7/15/10	29,300	29,267,099
0.47%, 7/29/10	3,500	3,494,562
0.16%, 8/05/10	20,000	19,988,625
0.17%, 8/12/10	3,500	3,497,770
0.32%, 8/26/10	7,000	6,990,996
0.19%, 9/02/10	15,000	14,988,129
0.24%, 9/30/10	12,380	12,364,979

Total U.S. Treasury Obligations — 10.3%		134,544,801

Repurchase Agreements — 1.7%
Barclays Capital, Inc.,
0.01%, 4/01/10	22,461	22,461,000

(Purchased on 3/31/10 to be repurchased at $22,461,006, collateralized by U.S. Treasury Bonds, 3.50% to 9.25% due from 2/15/16 to 2/15/2039, aggregate par and fair value of $20,206,900, $22,910,335, respectively)

Total Investments (Cost — $1,340,000,676*) — 102.1%		1,340,000,676
Liabilities in Excess of Other Assets — (2.1)%		(27,386,636)

Net Assets — 100.0%		$1,312,614,040

*	Cost for federal income tax purposes.

(a)	Variable rate security. Rate shown is as of report date.

(b)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(c)	Rate shown reflects the discount rate at the time of purchase.

(d)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

See Notes to Financial Statements.

BLACKROCK FUNDS	MARCH 31, 2010	9

Schedule of Investments (concluded)	BlackRock Money Market Portfolio

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 - price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of March 31, 2010 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Investments in Securities
Assets
Level 1	—
Level 2[1]	$1,340,000,676
Level 3	—

Total	$1,340,000,676

[1]	See above Schedule of Investments for values in each security type.

See Notes to Financial Statements.

10	BLACKROCK FUNDS	MARCH 31, 2010

Schedule of Investments March 31, 2010	BlackRock U.S. Treasury Money Market Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
U.S. Treasury Obligations(a)
U.S. Treasury Bills
0.21%, 4/01/10	$9,000	$9,000,000
0.06%, 4/22/10	10,000	9,999,650
0.17%, 4/22/10	10,000	9,999,008
0.06%, 4/29/10	5,000	4,999,767
0.16%, 5/06/10	11,000	10,998,182
0.17%, 5/13/10	5,000	4,999,038
0.15%, 6/03/10	5,000	4,998,688
0.45%, 6/03/10	5,000	4,996,106
0.45%, 6/17/10	6,000	5,994,289
0.53%, 7/01/10	8,000	7,989,383
0.18%, 7/08/10	10,000	9,995,100
0.39%, 7/15/10	9,000	8,989,894
0.15%, 7/22/10	5,000	4,997,745
0.19%, 8/19/10	5,000	4,996,403
0.25%, 8/26/10	6,500	6,493,298
0.27%, 8/26/10	3,000	2,996,699
0.19%, 9/02/10	12,000	11,990,503
0.24%, 9/23/10	7,000	6,991,833
0.41%, 9/23/10	5,000	4,990,156
0.24%, 9/30/10	5,000	4,993,933
0.38%, 10/21/10	5,000	4,989,427
0.32%, 11/18/10	6,250	6,237,367
0.41%, 12/16/10	6,000	5,982,302

Total U.S. Treasury Obligations — 36.8%		158,618,771

Repurchase Agreements
Barclays Capital, Inc.,
0.12%, 4/05/10	15,000	15,000,000
(Purchased on 1/27/10 to be repurchased at $15,003,400, collateralized by U.S. Treasury Note, 3.88% due at 9/15/10, par and fair value of $15,026,500, $15,300,054, respectively)
Barclays Capital, Inc.,
0.14%, 4/05/10	25,000	25,000,000
(Purchased on 3/04/10 to be repurchased at $25,003,111, collateralized by U.S. Treasury Note, 3.88% due at 9/15/10, par and fair value of $25,044,100, $25,500,022, respectively)
Barclays Capital, Inc.,
0.01%, 4/01/10	20,000	20,000,000

(Purchased on 3/31/10 to be repurchased at $20,000,006, collateralized by various U.S. Treasury obligations, 2.50% to 3.50% due from 7/15/16 to 2/15/39, aggregate par and fair value of $19,804,500, $20,400,073, respectively)

Deutsche Bank Securities Inc.,
0.16%, 4/01/10	15,000	15,000,000
(Purchased on 3/08/10 to be repurchased at $15,001,600, collateralized by U.S. Treasury Note, 2.63% due at 7/15/17, par and fair value of $13,313,800, $15,300,075, respectively)
Deutsche Bank Securities Inc.,
0.01%, 4/01/10	41,195	41,195,000

(Purchased on 3/31/10 to be repurchased at $41,195,011, collateralized by various U.S. Treasury obligations, 4.50% to 5.13% due from 5/15/16 to 8/15/39, aggregate par and fair value of $37,058,000, $42,019,005, respectively)

HSBC Securities (USA) Inc.,
0.00%, 4/01/10	35,000	35,000,000
(Purchased on 3/31/10 to be repurchased at $35,000,000, collateralized by U.S. Treasury Strips, 0.00% due at 5/15/25 to 5/15/36, aggregate par and fair value of $79,930,500, $35,701,123, respectively)
JPMorgan Securities Inc.,
0.00%, 4/01/10	40,000	40,000,000
(Purchased on 3/31/10 to be repurchased at $40,000,000, collateralized by U.S. Treasury Note, 2.50% due at 3/31/15, par and fair value of $41,005,000, $40,803,258, respectively)
RBS Securities Inc.,
0.15%, 4/07/10	23,000	23,000,000
(Purchased on 3/03/10 to be repurchased at $23,003,354, collateralized by U.S. Treasury Note, 1.50% due at 12/31/13, par and fair value of $23,850,000, $23,461,942, respectively)
RBS Securities Inc.,
0.01%, 4/01/10	30,000	30,000,000
(Purchased on 3/31/10 to be repurchased at $30,000,008, collateralized by U.S. Treasury Note, 1.50% due at 12/31/13, par and fair value of $31,110,000, $30,603,817, respectively)
UBS Securities LLC,
0.01%, 4/01/10	32,000	32,000,000
(Purchased on 3/31/10 to be repurchased at $32,000,009, collateralized by U.S. Treasury Note, 2.75% due at 2/15/19, par and fair value of $35,145,000, $32,640,304, respectively)
Total Repurchase Agreements — 64.1%		276,195,000

Total Investments (Cost — $434,813,771*) — 100.9%		434,813,771
Liabilities in Excess of Other Assets — (0.9)%		(4,079,413)

Net Assets — 100.0%		$430,734,358

*	Cost for federal income tax purposes.

(a)	Rate shown reflects the discount rate at the time of purchase.

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 - price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

See Notes to Financial Statements.

BLACKROCK FUNDS	MARCH 31, 2010	11

Schedule of Investments (concluded)	BlackRock U.S. Treasury Money Market Portfolio

The following table summarizes the inputs used as of March 31, 2010 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Investments in Securities
Assets
Level 1	—
Level 2[1]	$434,813,771
Level 3	—

Total	$434,813,771

[1]	See above Schedule of Investments for values in each security type.

See Notes to Financial Statements.

12	BLACKROCK FUNDS	MARCH 31, 2010

Schedule of Investments March 31, 2010	BlackRock Municipal Money Market Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
Arizona — 2.9%
Ak-Chin Indian Community RB Series 2008 VRDN (Bank of America N.A. LOC),
0.32%, 4/07/10(a)	$1,000	$1,000,000
Arizona Transportation Board RB (Maricopa County Regional Area Road Fund Project) Series 2009 MB,
3.00%, 7/01/10	1,000	1,006,411
Mesa GO Series 2009 MB,
4.00%, 7/01/10	1,800	1,814,967
Salt River Pima-Maricopa Indian Community RB Series 2006 VRDN (Bank of America N.A. LOC),
0.32%, 4/07/10(a)	2,400	2,400,000

		6,221,378

Arkansas — 1.4%
Bentonville Tax RB Series 2009 MB,
2.00%, 11/01/10	810	816,846
Fort Smith Sales & Use Tax RB Series 2010 MB,
2.00%, 9/01/10	100	100,585
Little Rock Residential Housing & Public Facilities Board Capital Improvement RB (Park Systems Project) Series 2001 VRDN (Bank of America N.A. LOC),
0.31%, 4/07/10(a)	1,550	1,550,000
University of Arkansas RB (UALR Campus Project) Series 2009 MB,
2.00%, 10/01/10	500	502,862

		2,970,293

California — 4.9%
California Communities Note Program RB Series 2009 TRAN,
2.00%, 6/30/10	1,300	1,303,652
California School Cash Reserve Program Authority RB Series 2009-10A TRAN,
2.50%, 7/01/10	3,000	3,014,120
Golden State Tobacco Securitization Corp. RB Municipal Trust Receipts Floaters Series 2008-2954 VRDN (Morgan Stanley Municipal Funding Liquidity Facility, Morgan Stanley Municipal Funding Guaranty),
0.36%, 4/07/10(a)(b)(c)	3,000	3,000,000
Los Angeles GO Series 2009A TRAN,
2.50%, 6/30/10	2,000	2,008,313
San Francisco City & County Airports Commission RB Series 2009A Municipal Put Bonds,
0.75%, 9/15/10	1,000	1,000,000

		10,326,085

Colorado — 6.4%
Colorado Educational & Cultural Facilities Authority RB (Parker & Denver High Schools Project) Series 2006 VRDN (Bank of America N.A. LOC),
0.31%, 4/01/10(a)	10,315	10,315,000
Colorado RB Series 2010 TRAN (State Aid Withholding Insurance),
1.50%, 8/12/10	1,700	1,707,665
Southglenn Metropolitan District RB Series 2007 VRDN (BNP Paribas LOC),
0.30%, 4/07/10(a)	1,500	1,500,000

		13,522,665

Connecticut — 0.9%
Connecticut Health & Educational Facility Authority RB (Greenwich Hospital Project) Series 2008C VRDN (Bank of America N.A. LOC),
0.30%, 4/07/10(a)	1,900	1,900,000

Florida — 10.6%
Escambia County Solid Waste Disposal RB (Gulf Power Co. Project) Series 2009 Municipal Put Bonds,
1.75%, 4/21/10(a)	1,500	1,500,000
Florida Housing Finance Corp. RB (Wexford Apartments Project) Series 2003P AMT VRDN (Citibank N.A. LOC),
0.34%, 4/07/10(a)	3,000	3,000,000
Florida Hurricane Catastrophe Fund RB Series 2008 ROC-RR-II-R-11549 VRDN (Citibank N.A. Liquidity Facility),
0.30%, 4/07/10(a)(b)(c)	1,685	1,685,000
JEA Electrical System RB Series 2008D-1 VRDN (Wells Fargo Bank N.A. SBPA),
0.30%, 4/01/10(a)	1,130	1,130,000
Manatee County PCRB (Florida Power & Light Co. Project) Series 1994 VRDN,
0.32%, 4/01/10(a)	710	710,000
Miami Health Facilities Authority RB (Catholic Health East Systems Project) Series 2009 VRDN (Bank of New York LOC),
0.27%, 4/07/10(a)	4,200	4,200,000
Palm Beach County RB (Morse Obligation Group Project) Series 2003 VRDN (TD Bank N.A. LOC),
0.27%, 4/07/10(a)	4,400	4,400,000
Palm Beach County RB (Pine Crest Preparatory Project) Series 2008 VRDN (Bank of America N.A. LOC),
0.32%, 4/07/10(a)	1,300	1,300,000
Pasco County School Board COP Series 2008C VRDN (Bank of America N.A. LOC),
0.34%, 4/07/10(a)	2,200	2,200,000
Wauchula IDRB (Hardee County Center Project) Series 1993 VRDN (JPMorgan Chase Bank LOC),
0.29%, 4/07/10(a)	2,275	2,275,000

		22,400,000

Georgia — 2.2%
Dooly County IDA Empowerment Zone RB (Flint River Services Project) Series 2000 VRDN (SB&T Bank LOC, Federal Home Loan Bank LOC),
0.37%, 4/07/10(a)	2,120	2,120,000
Georgia GO Series 2000D MB,
5.25%, 10/01/10	250	256,067
Meriwether County IDA RB (Crown Technology LLC Project) Series 2010 AMT VRDN (Columbus Bank & Trust LOC, Federal Home Loan Bank LOC),
0.39%, 4/07/10(a)	2,250	2,250,000

		4,626,067

Illinois — 10.3%
Chicago GO Series 2007 ROC-RR-II-R-745PB VRDN (AGM Insurance, PB Capital Corp. Liquidity Facility),
0.29%, 4/07/10(a)(c)	15,415	15,415,000
Decatur Park GO Series 2010A MB,
1.50%, 12/15/10	100	100,742
Illinois GO Series 2003B VRDN (DEPFA Bank Plc SBPA),
2.54%, 4/07/10(a)	5,200	5,200,000
Regional Transit Authority RB Series 2005-B1 VRDN (RTA Guaranty),
0.70%, 12/27/10(a)	1,000	1,000,000

		21,715,742

Indiana — 0.5%
Indiana Finance Authority RB (Ascension Health Senior Credit Group Project) Series 2008E-8,
0.33%, 6/15/10(a)	1,000	1,000,000

Iowa — 0.2%
Iowa Finance Authority Senior RB (Iowa School Project) Series 2009A RAN,
2.50%, 6/23/10	350	351,543

See Notes to Financial Statements.

BLACKROCK FUNDS	MARCH 31, 2010	13

Schedule of Investments (continued)	BlackRock Municipal Money Market Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
Maryland — 1.5%
Baltimore County RB (St. Paul’s School for Girls Facility Project) Series 2000 VRDN (Manufacturers and Traders Trust Co. LOC),
0.29%, 4/07/10(a)	$1,255	$1,255,000
Maryland Economic Development Corp. RB (Assoc. of Catholic Charities Project) Series 1999B VRDN (Manufacturers and Traders Trust Co. LOC),
0.29%, 4/07/10(a)	1,125	1,125,000
Maryland GO Series 2004 MB,
5.00%, 8/01/10	750	762,034

		3,142,034

Michigan — 0.5%
Michigan Housing Development Authority Multi-Family Housing RB (Berrien Woods III Project) Series 2000A AMT VRDN (Citibank N.A. LOC),
0.34%, 4/07/10(a)	300	300,000
Michigan State University RB Series 1998A-2 VRDN (Northern Trust Co. SBPA),
0.24%, 4/07/10(a)	700	700,000

		1,000,000

Missouri — 1.1%
Missouri State Health & Educational Facilities Authority RB (St. Louis University Project) Series 2003A VRDN (U.S. Bank N.A. SBPA),
0.28%, 4/01/10(a)	665	665,000
Taney County IDRB (Keeter Heights Project) Series 2006 AMT VRDN (U.S. Bank N.A. LOC),
0.39%, 4/07/10(a)	1,745	1,745,000

		2,410,000

Nevada — 1.4%
Clark County Airport System Subordinate Lien RB Series 2009A RAN,
2.50%, 7/15/10	3,000	3,014,146

New Jersey — 7.7%
Burlington Township GO Series 2010 Notes,
1.50%, 3/24/11	800	807,699
Middlesex GO Series 2010 BAN,
1.00%, 5/21/10	700	700,384
Montclair Township GO Series 2010 Notes,
1.50%, 3/10/11	400	403,925
New Jersey Economic Development Authority RB Series 2009A RAN,
2.50%, 6/18/10	2,500	2,510,685
New Jersey GO Series 2009 TRAN,
2.50%, 6/24/10	4,000	4,018,097
Ocean City GO Series 2010 BAN,
1.25%, 8/20/10-3/11/11	2,100	2,110,072
Old Bridge Township GO Series 2009 BAN,
2.00%, 10/19/10	1,000	1,007,107
Plainsboro Township GO Series 2009 BAN,
1.25%, 12/09/10	1,800	1,810,463
Readington Township GO Series 2010 BAN,
1.00%, 2/03/11	700	703,349
Upper Saddle River GO Series 2010 BAN,
1.25%, 2/25/11	200	201,440
Watchung GO Series 2010 BAN,
1.00%, 3/01/11	800	803,788
West Orange Township GO Series 2010 BAN,
1.00%, 9/30/10	1,200	1,203,768

		16,280,777

New York — 7.2%
Erie County Fiscal Stability Authority RB Series 2009A BAN,
2.00%, 5/19/10	2,500	2,503,584
Guilderland Central School District GO Series 2009 BAN (State Aid Withholding Insurance),
1.50%, 6/18/10	1,000	1,001,590
Hyde Park Central School District GO Series 2009 BAN (State Aid Withholding Insurance),
1.50%, 6/25/10	690	690,034
Metropolitan Transportation Authority RB Series 2010 RAN,
2.00%, 12/31/10	3,750	3,795,247
Nassau County Industrial Development Agency RB (Clinton Plaza Senior Housing Project) Series 2004 VRDN (Fannie Mae Insurance, Fannie Mae Liquidity Facility),
0.46%, 4/07/10(a)	100	100,000
New York City GO Series 2008K MB,
4.00%, 8/01/10(a)	500	505,832
New York City Housing Development Corp. Multi-Family Housing RB Series 2009L Municipal Put Bonds,
0.40%, 12/15/10(a)	100	100,000
New York City IDA Civic Facilities RB (Touro College Project) Series 2007 VRDN (JPMorgan Chase Bank LOC),
0.25%, 4/07/10(a)	855	855,000
New York City Transitional Finance Authority RB (New York City Recovery Project) Series 2002-3B VRDN (Wells Fargo Bank N.A. SBPA),
0.25%, 4/01/10(a)	500	500,000
New York Liberty Development Corp. RB (World Trade Center Project) Series 2009A Municipal Put Bonds (U.S. Government Securities Guaranty),
0.50%, 1/18/11(a)	4,000	4,000,000
Rockland County IDRB (Northern River Assisted Living Project) Series 1999 VRDN (Manufacturers and Traders Trust Co. LOC),
0.39%, 4/07/10(a)	1,065	1,065,000

		15,116,287

North Carolina — 4.4%
Guilford County Industrial Facilities PCRB (Recreational Facilities-YMCA Project) Series 2002 VRDN (Branch Banking & Trust Co. LOC),
0.28%, 4/07/10(a)	1,315	1,315,000
North Carolina Medical Care Commission Health Care Facilities RB Series 2007 ROC-RR-II- R-10313 VRDN (Citigroup Financial Products Liquidity Facility),
0.32%, 4/07/10(a)(b)(c)	4,300	4,300,000
North Carolina Ports Authority RB Series 2008 VRDN (Branch Banking & Trust Co. LOC),
0.28%, 4/07/10(a)	3,700	3,700,000

		9,315,000

North Dakota — 0.6%
Grand Forks Hospital Facilities RB (United Hospital Obligation Group Project) Series 1992 VRDN (LaSalle Bank N.A. LOC),
0.31%, 4/01/10(a)	1,200	1,200,000

Ohio — 1.3%
North Olmsted GO (Capital Improvement Equipment Project) Series 2010 BAN,
1.30%, 9/30/10	500	501,360
Ohio GO (Infrastructure Improvement Project) Series 2005A MB,
3.50%, 9/01/10	200	202,548
Ohio Higher Educational Facility Commission RB Series 1999 MB,
5.25%, 10/01/10	500	511,340
Ohio RB Series 2007-1 MB,
4.00%, 6/15/10	500	503,658

See Notes to Financial Statements.

14	BLACKROCK FUNDS	MARCH 31, 2010

Schedule of Investments (continued)	BlackRock Municipal Money Market Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
Ohio (concluded)
Summit County Civic Facility RB (Akron Area Electric Junction Project) Series 2001 VRDN (KeyBank N.A. LOC),
0.54%, 4/07/10(a)	$1,045	$1,045,000

		2,763,906

Oklahoma — 0.5%
Oklahoma Development Finance Authority GO (ConocoPhillips Co. Project) Series 2003 AMT VRDN,
0.33%, 4/07/10(a)	1,000	1,000,000

Pennsylvania — 6.3%
Berks County IDRB (Zenith Properties LP Project) Series 2006 VRDN (Wells Fargo Bank N.A. LOC),
0.50%, 4/07/10(a)	6,015	6,015,000
Delaware County IDRB (Scott Paper Co. Project) Series 1984A VRDN,
0.28%, 4/07/10(a)	2,500	2,500,000
Delaware River Joint Toll Bridge Commission RB Series 2007B-2 VRDN (Dexia Credit Local LOC),
0.32%, 4/07/10(a)	4,885	4,885,000

		13,400,000

South Carolina — 0.9%
Greenwood County Exempt Facility IDRB (FUJIFILM Photo Project) Series 2004 AMT VRDN (FUJIFILM Corp. Guaranty),
0.36%, 4/07/10(a)	1,500	1,500,000
Spartanburg County School District No. 6 GO Series 2008 MB (SCSDE Insurance),
3.25%, 4/01/10	500	500,000

		2,000,000

Tennessee — 4.1%
Maury County IDRB (Occidental Petroleum Project) Series 2000A MB,
6.30%, 8/01/10	150	152,819
Memphis GO Series 2009 BAN,
2.00%, 5/18/10	1,000	1,001,883
Metropolitan Government of Nashville & Davidson County Health & Educational Facilities Board RB (Ascension Health Credit Project) Series 2001 VRDN,
0.44%, 10/27/10(a)	1,275	1,275,000
Montgomery County Public Building Authority Pooled Financing RB (Tennessee County Loan Pool Project) Series 1995 VRDN (Bank of America N.A. LOC),
0.39%, 4/07/10(a)	1,135	1,135,000
Shelby County Health Educational & Housing Facilities Board RB (Arbors of Germantown Project) Series 1994 VRDN (Wells Fargo Bank N.A. LOC),
0.30%, 4/07/10(a)	5,000	5,000,000

		8,564,702

Texas — 7.1%
Harris County RB (Toll Road Project) Series 2009B-2 MB,
2.00%, 8/12/10(a)	1,000	1,005,517
Houston ISD GO (Schoolhouse Project) Series 2003 MB (PSF-GTD Insurance),
5.00%, 2/15/11	500	520,017
Houston Water & Sewer System RB Municipal Trust Receipts Floaters Series 2007-2043 VRDN (Branch Banking & Trust Co. Liquidity Facility),
0.28%, 4/07/10(a)(b)(c)	1,320	1,320,000
Texas Public Finance Authority GO Series 2009A MB,
2.50%, 10/01/10	2,150	2,174,365
Texas RB Series 2009 TRAN,
2.50%, 8/31/10	10,000	10,084,489

		15,104,388

Utah — 2.5%
Salt Lake City RB (Spring Air Project) Series 2003 AMT VRDN (U.S. Bank N.A. LOC),
0.31%, 4/07/10(a)	2,245	2,245,000
Utah GO Municipal Trust Receipts Floaters Series 2009-2987 VRDN (Morgan Stanley Municipal Funding Liquidity Facility),
0.29%, 4/07/10(a)(b)(c)	3,050	3,050,000

		5,295,000

Virginia — 2.6%
Alexandria IDRB (American Correctional Assoc. Project) Series 2006 VRDN (Bank of America N.A. LOC),
0.40%, 4/07/10(a)	2,750	2,750,000
Fairfax County IDA RB (Inova Health Systems Project) Series 2010A-1 VRDN,
0.41%, 10/27/10(a)	500	500,000
Virginia College Building Authority Educational Facilities RB (University of Richmond Project) Series 2006 VRDN (Wells Fargo Bank N.A. SBPA),
0.30%, 4/01/10(a)	2,200	2,200,000

		5,450,000

Washington — 1.5%
Seattle GO Series 2007 MB,
5.00%, 12/01/10	100	102,930
University of Washington RB Municipal Trust Receipts Floaters Series 2009-3005 VRDN (Morgan Stanley Municipal Funding Liquidity Facility),
0.29%, 4/07/10(a)(b)(c)	3,000	3,000,000
Yakima County Public Corp. RB (Michelsen Packaging Co. Project) Series 2000 AMT VRDN (Bank of America N.A. LOC),
0.45%, 4/07/10(a)	80	80,000

		3,182,930

Wisconsin — 5.3%
Amery IDRB (Plastech Corp. Project) Series 1997 AMT VRDN (U.S. Bank N.A. LOC),
0.55%, 4/07/10(a)	2,000	2,000,000
Green Bay Area Public School District RB Series 2009 TRAN,
2.00%, 6/25/10	2,000	2,007,230
Sheboygan Falls IDRB (HTT, Inc. Project) Series 2007A AMT VRDN (U.S. Bank N.A. LOC),
0.36%, 4/07/10(a)	1,890	1,890,000
West Bend Housing Authority RB (River Shores Regency Project) Series 2005 VRDN (U.S. Bank N.A. LOC),
0.39%, 4/07/10(a)	5,360	5,360,000

		11,257,230

Closed-End Investment Companies
Multi-State — 4.2%
Nuveen Municipal Advantage Fund, Inc. Series 2010 VRDP (JPMorgan Chase Bank Liquidity Facility),
0.44%, 4/07/10(a)(b)	7,900	7,900,000
Nuveen Municipal Market Opportunities Fund, Inc. Series 2010-3509 VRDP (Deutsche Bank A.G. Liquidity Facility),
0.44%, 4/07/10(a)(b)	1,000	1,000,000

		8,900,000

Total Investments (Cost — $213,430,173*) — 101.0%		213,430,173
Liabilities in Excess of Other Assets — (1.0)%		(2,081,584)

Net Assets — 100.0%		$211,348,589

See Notes to Financial Statements.

BLACKROCK FUNDS	MARCH 31, 2010	15

Schedule of Investments (concluded)	BlackRock Municipal Money Market Portfolio

*	Cost for federal income tax purposes.

(a)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 - price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of March 31, 2010 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Investments in Securities
Assets
Level 1	—
Level 2[1]	$213,430,173
Level 3	—

Total	$213,430,173

[1]	See above Schedule of Investments for values in each state.

See Notes to Financial Statements.

16	BLACKROCK FUNDS	MARCH 31, 2010

Schedule of Investments March 31, 2010	BlackRock New Jersey Municipal Money Market Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
New Jersey — 89.3%
Bloomfield Township Parking Authority Project Note RB Series 2010 BAN (Municipal Government Guaranty Insurance),
1.00%, 2/02/11	$300	$300,651
Chatham GO Series 2009 BAN,
1.50%, 10/01/10	300	300,984
Chester GO Series 2010 BAN,
1.25%, 2/25/11	1,000	1,006,564
Cranbury Township GO Series 2009 BAN,
2.50%, 6/11/10	100	100,192
Cranford Township GO Series 2010 BAN,
1.00%, 2/04/11	500	502,273
Elmwood Park GO Series 2009 BAN,
2.00%, 8/13/10	400	400,956
Freehold Township GO Series 2009 BAN,
1.50%, 12/22/10	300	301,403
Glen Rock GO Series 2010 BAN,
1.00%, 1/21/11	1,795	1,802,943
Haddon Heights GO Series 2009 BAN,
1.50%, 6/14/10	300	300,186
Hazlet Township GO Series 2009 BAN,
2.00%, 7/30/10	400	400,467
Hopewell Township GO Series 2009 BAN,
1.50%, 4/16/10	400	400,099
Hudson County Improvement Authority RB Series 2010C-1 MB (County-Guaranty Insurance),
1.25%, 1/19/11	500	502,270
Jefferson Township GO Series 2009 BAN,
1.50%, 6/30/10	500	500,868
Lacey Township GO Series 2009 BAN,
1.50%, 7/23/10	600	600,753
Lambertville GO Series 2010 BAN,
1.25%, 5/04/10	600	600,267
Mahwah Township GO Series 2009 BAN,
1.50%, 8/13/10	400	401,107
Manchester Township GO Series 2009 BAN,
1.00%, 10/29/10	500	500,630
Middlesex GO Series 2009 BAN,
1.25%, 6/09/10	300	300,457
Middlesex GO Series 2010 BAN,
1.00%, 5/21/10	300	300,165
Montclair Township GO Series 2009 BAN,
1.50%, 12/17/10	150	151,116
Montclair Township GO Series 2009 TAN,
1.50%, 12/17/10	1,400	1,411,020
Montclair Township GO Series 2010 Notes,
1.50%, 3/10/11	200	201,962
New Jersey Economic Development Authority Gas Facilities RB (Pivotal Utility Holdings, Inc. Project) Series 2007 AMT VRDN (Wells Fargo Bank N.A. LOC),
0.30%, 4/07/10(a)	4,000	4,000,000
New Jersey Economic Development Authority Multi-Mode IDRB (V&S Amboy Galvanizing LLC Project) Series 1999 AMT VRDN (KeyBank N.A. LOC),
0.69%, 4/07/10(a)	1,205	1,205,000
New Jersey Economic Development Authority RB (Facilities Construction Project) Series 2006R-2 VRDN (Bank of Nova Scotia LOC, Lloyds TSB Bank Plc LOC),
0.25%, 4/01/10(a)	5,750	5,750,000
New Jersey Economic Development Authority RB (Hamilton Industrial Development Project) Series 1998 VRDN (Wells Fargo Bank N.A. LOC),
0.47%, 4/07/10(a)	1,145	1,145,000
New Jersey Economic Development Authority RB (J. James Realty Co. Project) Series 1998 AMT VRDN (Wells Fargo Bank N.A. LOC),
0.45%, 4/07/10(a)	230	230,000
New Jersey Economic Development Authority RB (Jewish Family Service Project) Series 2002 VRDN (Wells Fargo Bank N.A. LOC),
0.38%, 4/07/10(a)	660	660,000
New Jersey Economic Development Authority RB (Nandan Co. Project) Series 2000 AMT VRDN (Manufacturers and Traders Trust Co. LOC),
0.34%, 4/07/10(a)	2,000	2,000,000
New Jersey Economic Development Authority RB (Nandan Co. Project) Series 2001 AMT VRDN (Manufacturers and Traders Trust Co. LOC),
0.34%, 4/07/10(a)	465	465,000
New Jersey Economic Development Authority RB (NUI Corp. Project) Series 1996A VRDN (Bank of America N.A. LOC),
0.29%, 4/01/10(a)	500	500,000
New Jersey Economic Development Authority RB (Paddock Realty LLC Project) Series 2006 AMT VRDN (Wells Fargo Bank N.A. LOC),
0.45%, 4/07/10(a)	1,100	1,100,000
New Jersey Economic Development Authority RB (Pennington Montessori School Project) Series 1998 VRDN (Wells Fargo Bank N.A. LOC),
0.38%, 4/07/10(a)	960	960,000
New Jersey Economic Development Authority RB (Presbyterian Homes Assisted Living Project) Series 2006A VRDN (TD Bank N.A. LOC),
0.27%, 4/07/10(a)	1,665	1,665,000
New Jersey Economic Development Authority RB (Presbyterian Homes Assisted Living Project) Series 2006B VRDN (TD Bank N.A. LOC),
0.27%, 4/07/10(a)	4,985	4,985,000
New Jersey Economic Development Authority RB (Stuart Country Day School Project) Series 2002 VRDN (Allied Irish Bank Plc LOC, Republic of Ireland Guaranty),
0.50%, 4/07/10(a)	1,620	1,620,000
New Jersey Economic Development Authority RB Municipal Trust Receipts Floaters Series 2009-3008 VRDN (Morgan Stanley Municipal Funding Liquidity Facility, Morgan Stanley Municipal Funding Guaranty),
0.36%, 4/07/10(a)(b)(c)	5,138	5,137,500
New Jersey Economic Development Authority Series 2010 TECP,
0.28%, 4/05/10	2,900	2,900,000
New Jersey Economic Development Authority Thermal Energy Facilities RB (Marina Energy LLC Project) Series 2001A AMT VRDN (Wells Fargo Bank N.A. LOC),
0.32%, 4/07/10(a)	1,100	1,100,000
New Jersey Health Care Facilities Financing Authority RB (Hospital Capital Asset Financing Project) Series 1985A VRDN (Wells Fargo Bank N.A. LOC),
0.28%, 4/07/10(a)	1,175	1,175,000
New Jersey Health Care Facilities Financing Authority RB (RWJ Health Care Corp. Project) Series 2002 VRDN (TD Bank N.A. LOC),
0.27%, 4/07/10(a)	1,300	1,300,000
New Jersey Health Care Facilities Financing Authority RB (Virtua Health Project) Series 2009C VRDN (JPMorgan Chase Bank LOC),
0.35%, 4/01/10(a)	900	900,000
New Jersey Health Care Facilities Financing Authority RB Austin Trust Certificates Series 2008-353 VRDN (Bank of America N.A. LOC, Bank of America N.A. SBPA),
0.39%, 4/07/10(a)(b)	915	915,000
New Jersey Higher Education Assistance Authority Student Loan RBC Municipal Products, Inc. Trust Series 2008L-36 VRDN (Royal Bank of Canada LOC, Royal Bank of Canada Liquidity Facility),
0.34%, 4/07/10(a)(b)	3,800	3,800,000

See Notes to Financial Statements.

BLACKROCK FUNDS	MARCH 31, 2010	17

Schedule of Investments (concluded)	BlackRock New Jersey Municipal Money Market Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
New Jersey (continued)
New Jersey Housing & Mortgage Finance Agency RB (Single Family Housing Project) Series 2005 AMT VRDN (Dexia Credit Local LOC),
0.38%, 4/07/10(a)	$2,925	$2,925,000
New Jersey Housing & Mortgage Finance Agency RB (Single Family Housing Project) Series 2008Z AMT VRDN (BNP Paribas SBPA),
0.28%, 4/07/10(a)	780	780,000

New Jersey Tobacco Settlement Financing Corp. RB Municipal Trust Receipts Floaters Series 2008-2959 VRDN (Morgan Stanley Municipal Funding Liquidity Facility, Morgan Stanley Municipal Funding Guaranty),

0.36%, 4/07/10(a)(b)(c)	450	450,000
New Jersey Transportation Trust Fund Authority RB (Transportation System Project) Series 2009D VRDN (Sumitomo Mitsui Banking LOC),
0.29%, 4/07/10(a)	1,100	1,100,000
New Jersey Transportation Trust Fund Authority RB SPEARS (Transportation System Project) Series 2007DB-447 VRDN (Deutsche Bank A.G. Guaranty, Deutsche Bank A.G. Liquidity Facility),
0.31%, 4/07/10(a)(c)	2,570	2,570,000
New Jersey Turnpike Authority RB Series 2003C-2 VRDN (AGM Insurance, Dexia Credit Local SBPA),
0.35%, 4/07/10(a)	2,200	2,200,000
New Jersey Turnpike Authority RB Series 2003C-3 VRDN (AGM Insurance, Dexia Credit Local SBPA),
0.35%, 4/07/10(a)	2,300	2,300,000
Ocean City GO Series 2010 BAN,
1.25%, 8/20/10-3/11/11	800	803,904
Passaic County GO Series 2009 BAN,
1.50%, 4/13/10	3,600	3,600,936
Plainsboro Township GO Series 2009 BAN,
1.25%, 12/09/10	700	704,069
Port Authority of New York & New Jersey RB PUTTERS Series 2006-1546 VRDN (JPMorgan Chase Bank Liquidity Facility),
0.28%, 4/07/10(a)(b)(c)	915	915,000
Readington Township GO Series 2010 BAN,
1.00%, 2/03/11	300	301,435
Robbinsville Township GO Series 2009 BAN,
1.50%, 9/22/10	1,200	1,203,172
Saddle River GO Series 2009 BAN,
1.00%, 4/01/10	600	600,000
Secaucus GO Series 2009 BAN,
1.00%, 6/18/10	700	700,609
South Orange Village Township GO Series 2010A BAN,
1.25%, 2/01/11	400	402,569
Sparta Township GO Series 2009 BAN,
1.50%, 5/28/10	500	500,706
Stafford Township GO Series 2009 BAN:
1.50%, 6/01/10	1,000	1,001,265
1.25%, 12/01/10	900	903,641
Summit GO Series 2009 BAN,
1.00%, 6/18/10	300	300,357
Upper Saddle River GO Series 2010 BAN,
1.25%, 2/25/11	100	100,720
Verona Township GO Series 2009 BAN,
1.50%, 8/13/10	400	400,960
Warren Township GO Series 2009 BAN,
2.00%, 6/30/10	200	200,439
Watchung GO Series 2010 BAN,
1.00%, 3/01/11	300	301,420
Wayne Township GO Series 2009 BAN,
2.00%, 9/17/10	800	804,593
West Milford Township GO Series 2009 BAN,
1.50%, 4/16/10	1,500	1,500,403
West Orange Township GO Series 2009 BAN:
1.50%, 4/08/10	600	600,103
1.00%, 10/26/10	400	401,307
West Orange Township GO Series 2010 BAN,
1.00%, 9/30/10	500	501,570

		83,874,011

Puerto Rico — 11.4%
Commonwealth of Puerto Rico GO Austin Trust Certificates Series 2008-355 VRDN (Bank of America N.A. LOC, Bank of America N.A. SBPA),
0.39%, 4/07/10(a)(b)	10,700	10,700,000

Total Investments (Cost — $94,574,011*) — 100.7%		94,574,011
Liabilities in Excess of Other Assets — (0.7)%		(655,849)

Net Assets — 100.0%		$93,918,162

*	Cost for federal income tax purposes.

(a)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 - price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of March 31, 2010 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Investments in Securities
Assets
Level 1	—
Level 2[1]	$94,574,011
Level 3	—

Total	$94,574,011

[1]	See above Schedule of Investments for values in the state or political subdivision.

See Notes to Financial Statements.

18	BLACKROCK FUNDS	MARCH 31, 2010

Schedule of Investments March 31, 2010	BlackRock North Carolina Municipal Money Market Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
North Carolina — 95.9%
Ahoskie GO Series 2010 BAN,
1.00%, 11/17/10	$2,750	$2,758,647
Branch Banking & Trust RB Municipal Trust Receipts Floaters Series 2008-1011 VRDN (Branch Banking & Trust Co. LOC, Branch Banking & Trust Co. Liquidity Facility),
0.34%, 4/07/10(a)(b)(c)	5,100	5,100,000
Charlotte Housing Authority RB (Stonehaven East Project) Series 2005 VRDN (Wells Fargo Bank N.A. LOC),
0.29%, 4/07/10(a)	2,900	2,900,000
Charlotte-Mecklenburg Hospital Authority RB (Carolina’s Healthcare System Project) Series 2005B VRDN (Wells Fargo Bank N.A. LOC),
0.27%, 4/01/10(a)	1,800	1,800,000
Charlotte-Mecklenburg Hospital Authority RB (Carolina’s Healthcare System Project) Series 2007H VRDN (Wells Fargo Bank N.A. LOC),
0.27%, 4/01/10(a)	3,500	3,500,000
Columbus County Water & Sewer District No. IV GO Series 2009 BAN,
1.25%, 5/05/10	1,440	1,440,667
Mecklenburg County GO Series 2009D VRDN,
0.39%, 10/27/10(a)	3,945	3,945,000
North Carolina Capital Facilities Finance Agency Educational Facilities RB (High Point University Project) Series 2006 VRDN (Branch Banking & Trust Co. LOC),
0.28%, 4/07/10(a)	740	740,000
North Carolina Capital Facilities Finance Agency Educational Facilities RB (Megellan Charter School Project) Series 2007 VRDN (Wells Fargo Bank N.A. LOC),
0.38%, 4/07/10(a)	1,300	1,300,000
North Carolina Capital Facilities Finance Agency Educational Facilities RB (The Downtown Middle School Project) Series 2006 VRDN (Branch Banking & Trust Co. LOC),
0.28%, 4/07/10(a)	150	150,000
North Carolina Capital Facilities Finance Agency RB Eagle Trust Receipts Series 2006A VRDN (Citibank N.A. Liquidity Facility),
0.30%, 4/07/10(a)(b)	1,000	1,000,000
North Carolina Capital Facilities Finance Agency RB PUTTERS (Duke University Project) Series 2008-3248 VRDN (JPMorgan Chase Bank Liquidity Facility),
0.30%, 4/01/10(a)(b)(c)	400	400,000
North Carolina Educational Facilities Finance Agency RB (Duke University Project) Series 1987A VRDN,
0.29%, 4/07/10(a)	400	400,000
North Carolina Educational Facilities Finance Agency RB (Duke University Project) Series 1991B VRDN,
0.29%, 4/07/10(a)	1,000	1,000,000
North Carolina Medical Care Commission Health Care Facilities RB (Novant Health Group Project) Series 2004A VRDN (JPMorgan Chase Bank SBPA),
0.30%, 4/07/10(a)	2,900	2,900,000
North Carolina Medical Care Commission Health Care Facilities RB (Well-Spring Retirement Community Project) Series 2003C VRDN (Allied Irish Bank Plc LOC, Republic of Ireland Guaranty),
0.49%, 4/07/10(a)	1,860	1,860,000
North Carolina Medical Care Commission Health Care Facilities RB Series 2007 ROC-RR-II- R-10313 VRDN (Citigroup Financial Products Liquidity Facility),
0.32%, 4/07/10(a)(b)(c)	2,800	2,800,000
North Carolina Medical Care Commission Hospital RB (Moses Cone Health System Project) Series 2001A VRDN (Bank of America N.A. SBPA),
0.28%, 4/07/10(a)	1,000	1,000,000
North Carolina Medical Care Commission Hospital RB (Moses Cone Health System Project) Series 2001B VRDN (Bank of America N.A. SBPA),
0.28%, 4/07/10(a)	1,500	1,500,000
North Carolina Medical Care Commission Retirement Facilities RB (United Church Homes & Services Project) Series 2007 VRDN (Branch Banking & Trust Co. LOC),
0.28%, 4/07/10(a)	500	500,000
North Carolina State Public Improvement GO Series 2002G VRDN (Landesbank Hessen-Thuringen Girozentrale SBPA),
0.25%, 4/07/10(a)	5,000	5,000,000
North Carolina State University Raleigh RB Series 2003B VRDN (Bayerische Landesbank Girozentrale Liquidity Facility),
0.26%, 4/07/10(a)	5,110	5,110,000
Raleigh County COP (Downtown Improvement Project) Series 2004A VRDN,
0.25%, 4/07/10(a)	1,300	1,300,000
Raleigh County COP (Downtown Improvement Project) Series 2005B VRDN (RBC Bank USA SBPA),
0.29%, 4/07/10(a)	2,800	2,800,000
Raleigh Durham Airport Authority RB Series 2008C VRDN (Federal Home Loan Bank LOC),
0.29%, 4/07/10(a)	4,600	4,600,000
Raleigh RB Series 2009 VRDN,
0.39%, 10/27/10(a)	1,000	1,000,000
Sampson County COP Eclipse Funding Trust Series 2006-0160 VRDN (AGM Insurance, U.S. Bank N.A. Liquidity Facility),
0.28%, 4/07/10(a)(b)(c)	4,245	4,245,000
University of North Carolina at Chapel Hill RB Eagle Trust Receipts Floaters Series 2005A VRDN (Citibank N.A. Liquidity Facility),
0.30%, 4/07/10(a)(b)(c)	2,100	2,100,000
University of North Carolina at Chapel Hill RB Series 2001B VRDN (Landesbank Hessen-Thuringen Girozentrale LOC),
0.31%, 4/01/10(a)	2,500	2,500,000
Wake County GO Series 2003B VRDN (Lloyds Banking Group Plc SBPA),
0.27%, 4/07/10(a)	3,000	3,000,000
Winston-Salem Water & Sewer Systems RB Series 2008C VRDN (Dexia Credit Local LOC),
0.28%, 4/07/10(a)	2,800	2,800,000

		71,449,314

Puerto Rico — 4.0%
Commonwealth of Puerto Rico Highway & Transportation Authority RB Municipal Trust Receipts Floaters Series 2006-3677 VRDN (Dexia Credit Local Liquidity Facility, Dexia Credit Local Guaranty),
0.54%, 4/07/10(a)(b)(c)	3,000	3,000,000

Total Investments (Cost — $74,449,314*) — 99.9%		74,449,314
Other Assets Less Liabilities — 0.1%		72,626

Net Assets — 100.0%		$74,521,940

*	Cost for federal income tax purposes.

(a)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

See Notes to Financial Statements.

BLACKROCK FUNDS	MARCH 31, 2010	19

Schedule of Investments (concluded)	BlackRock North Carolina Municipal Money Market Portfolio

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 - price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of March 31, 2010 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Investments in Securities
Assets
Level 1	—
Level 2[1]	$74,449,314
Level 3	—

Total	$74,449,314

[1]	See above Schedule of Investments for values in the state or political subdivision.

See Notes to Financial Statements.

20	BLACKROCK FUNDS	MARCH 31, 2010

Schedule of Investments March 31, 2010	BlackRock Ohio Municipal Money Market Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
Ohio — 99.6%
American Municipal Power, Inc. RB (Bryan Project) Series 2009 BAN,
3.00%, 8/13/10	$600	$601,088
Avon Lake City School District GO Series 2009 BAN,
1.00%, 5/12/10	1,200	1,200,880
Butler County GO (Various Purposes Project) Series 2009 BAN,
1.25%, 8/05/10	600	601,130
Butler Technology & Career Development School District GO Series 2010 BAN,
1.50%, 3/17/11	1,900	1,916,288
Canfield Local School District GO (School Improvement Project) Series 2009 BAN,
1.25%, 9/15/10	3,480	3,489,164
Cleveland RB (Airport Project) Series 2009A AMT VRDN (U.S. Bank N.A. LOC),
0.31%, 4/07/10(a)	1,100	1,100,000
Cleveland Waterworks RB Series 2008Q VRDN (Bank of America N.A. LOC),
0.30%, 4/07/10(a)	600	600,000
Cleveland Waterworks RB Series 2009S VRDN (Allied Irish Bank Plc LOC, Republic of Ireland Guaranty),
0.35%, 4/07/10(a)	1,000	1,000,000
Columbus Regional Airport Authority RB SPEARS Series 2007 VRDN (Deutsche Bank A.G. Guaranty),
0.32%, 4/07/10(a)(b)(c)	700	700,000
Cuyahoga County Civic Facility RB (Orion Services, Inc. Project) Series 2001 VRDN (Bank One N.A. LOC),
0.63%, 4/07/10(a)	2,000	2,000,000
Cuyahoga County Economic Development RB (Cleveland Botanical Garden Project) Series 2001 VRDN (Manufacturers and Traders Trust Co. LOC),
0.55%, 4/07/10(a)	535	535,000
Cuyahoga County Economic Development RB (Cleveland Hearing & Speech Project) Series 2008 VRDN (KeyBank N.A. LOC),
0.45%, 4/07/10(a)	3,300	3,300,000
Cuyahoga County Multi-Family Housing RB (St. Vitus Village Apartments Project) Series 2002 VRDN (KeyBank N.A. LOC),
0.54%, 4/07/10(a)	655	655,000
Cuyahoga County RB (Cleveland Clinic Health System Project) Series 2004B-3 VRDN (Bank of America N.A. SBPA),
0.28%, 4/01/10(a)	6,300	6,300,000
Deerfield GO Series 2009 BAN,
1.50%, 11/10/10	3,000	3,015,094
Fairborn GO Series 2009 BAN,
2.00%, 5/19/10	600	600,584
Franklin County Senior Housing RB (St. George on the Commons Apartments Project) Series 2007 AMT VRDN (Fannie Mae Insurance, Fannie Mae Liquidity Facility),
0.33%, 4/07/10(a)	915	915,000
Greene County IDRB (AFC Stamping & Production, Inc., Barsplice Products Project) Series 1995 AMT VRDN (KeyBank N.A. LOC),
0.70%, 4/07/10(a)	25	25,000
Independence GO Series 2009 BAN,
2.12%, 4/28/10	2,400	2,401,446
Kent GO Series 2009 BAN,
1.50%, 10/14/10	400	401,063
Lake County GO (Service Building Acquisition Project) Series 2009 BAN,
2.00%, 4/08/10	300	300,028
Lake County GO (Various Purposes Project) Series 2009 BAN,
1.50%, 7/08/10	800	801,706
Lancaster GO Series 2009 BAN,
1.75%, 10/14/10	300	300,795
Lancaster Port Authority Gas RB Series 2008 VRDN (Royal Bank of Canada SBPA),
0.29%, 4/07/10(a)	3,695	3,695,000
Lebanon GO (Water System Improvement Project) Series 2009 BAN,
2.12%, 4/07/10	1,200	1,200,112
Lebanon GO (Water System Improvement Project) Series 2010 BAN,
1.25%, 4/05/11	1,800	1,809,792
Licking County GO Series 2009 BAN,
1.50%, 6/24/10	1,300	1,302,078
Lorain County Port Authority RB (St. Ignatius High School Project) Series 2008 VRDN (U.S. Bank N.A. LOC),
0.29%, 4/07/10(a)	520	520,000
Lucas County GO (Arena Improvement Project) Series 2009 BAN,
1.00%, 7/22/10	500	500,456
Marysville GO (Wastewater Project) Series 2009 BAN,
1.50%, 6/02/10	2,500	2,502,099
Mason GO (Golf Course Acquisition Project) Series 2010 BAN,
1.25%, 3/10/11	1,780	1,793,318
Mason GO (Real Estate Project) Series 2009 BAN,
1.50%, 6/30/10	1,350	1,351,979
Miami County GO (911 System Project) Series 2009 BAN,
1.25%, 5/14/10	1,000	1,000,591
Miami County GO Series 2009 BAN,
1.38%, 11/24/10	400	401,351
Montgomery County RB (Catholic Healthcare Project) Series 2004B-2 VRDN (Bayerische Landesbank Girozentrale SBPA),
0.29%, 4/07/10(a)	3,300	3,300,000
Montgomery County Transportation Improvement District GO (Austin Road Interchange Project) Series 2009B TRAN,
2.38%, 8/01/10	3,500	3,505,278
North Olmsted GO (Capital Improvement Equipment Project) Series 2009 BAN,
2.00%, 4/01/10	500	500,000
North Olmsted GO (Capital Improvement Equipment Project) Series 2010 BAN,
1.30%, 9/30/10	300	300,816
North Ridgeville GO Series 2011 BAN,
1.00%, 4/14/11	500	501,235
Ohio Air Quality Development Authority PCRB (FirstEnergy Generation Corp. Project) Series 2006A VRDN (KeyBank N.A. LOC),
0.35%, 4/07/10(a)	5,000	5,000,000
Ohio Air Quality Development Authority PCRB (FirstEnergy Nuclear Generation Corp. Project) Series 2008A VRDN (Bank of Nova Scotia LOC, FirstEnergy Solutions Guaranty),
0.32%, 4/07/10(a)	5,350	5,350,000
Ohio Air Quality Development Authority RB (Dayton Power & Light Project) Series 2008 VRDN (JPMorgan Chase Bank LOC),
0.32%, 4/07/10(a)	14,700	14,700,000
Ohio Air Quality Development Authority RB (Ohio Valley Electric Corp. Project) Series 2009C VRDN (Bank of Tokyo-Mitsubishi UFJ Ltd. LOC),
0.29%, 4/07/10(a)	2,900	2,900,000
Ohio Air Quality Development Authority RB (Ohio Valley Electric Corp. Project) Series 2009D VRDN (Bank of Tokyo-Mitsubishi UFJ Ltd. LOC),
0.30%, 4/07/10(a)	600	600,000
Ohio Building Authority RB (Administration Building Funding Project) Series 2004B MB,
5.00%, 10/01/10	475	485,070
Ohio GO (Common Schools Project) Series 2005B VRDN,
0.25%, 4/07/10(a)	800	800,000
Ohio Higher Educational Facility Commission RB (University Hospital Health System, Inc. Project) Series 2008C VRDN (Wells Fargo Bank N.A. LOC),
0.25%, 4/07/10(a)	1,000	1,000,000

See Notes to Financial Statements.

BLACKROCK FUNDS	MARCH 31, 2010	21

Schedule of Investments (continued)	BlackRock Ohio Municipal Money Market Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
Ohio (continued)
Ohio Higher Educational Facility RB (Case Western Reserve University Project) Series 2008A VRDN (Allied Irish Bank Plc LOC, Republic of Ireland Guaranty),
0.37%, 4/07/10(a)	$4,500	$4,500,000
Ohio Higher Educational Facility RB (Case Western Reserve University Project) Series 2008B-1 VRDN (Bank of America N.A. LOC),
0.36%, 4/01/10(a)	1,365	1,365,000
Ohio Higher Educational Facility RB (Ohio Dominican University Project) Series 2007 VRDN (JPMorgan Chase Bank LOC),
0.29%, 4/07/10(a)	900	900,000
Ohio Hospital RB Municipal Trust Receipts Floaters (Cleveland Clinic Health System Obligated Group Project) Series 2009-56C VRDN (Wells Fargo & Co. Liquidity Facility),
0.27%, 4/07/10(a)(b)(c)	4,000	4,000,000
Ohio Housing Finance Agency Mortgage RB (Residential Mortgage-Backed Securities Program) Series 2006F AMT VRDN (Citibank N.A. LOC),
0.26%, 4/07/10(a)	1,400	1,400,000
Ohio Housing Finance Agency Mortgage RB (Residential Mortgage-Backed Securities Program) Series 2007B AMT VRDN (Ginnie Mae Insurance, Fannie Mae Insurance, KBC Bank N.V. SBPA),
0.31%, 4/07/10(a)	4,650	4,650,000
Ohio Housing Finance Agency Mortgage RB (Residential Mortgage-Backed Securities Program) Series 2007J AMT VRDN (Ginnie Mae Insurance, Fannie Mae Insurance, KBC Bank N.V. SBPA),
0.34%, 4/07/10(a)	4,500	4,500,000
Ohio Housing Finance Agency Mortgage RB (Residential Mortgage-Backed Securities Program) Series 2008 AMT VRDN (Ginnie Mae Insurance, Fannie Mae Insurance, Freddie Mac SBPA),
0.28%, 4/07/10(a)	8,600	8,600,000
Ohio Housing Finance Agency Mortgage RB (Residential Mortgage-Backed Securities Program) Series 2008H AMT VRDN (Ginnie Mae Insurance, Fannie Mae Insurance, KBC Bank N.V. SBPA),
0.30%, 4/07/10(a)	3,800	3,800,000

Ohio Housing Finance Agency Mortgage RB (Residential Mortgage-Backed Securities Program) Series 2008 ROC-RR-II-R-11575 VRDN (Ginnie Mae Insurance, Fannie Mae Insurance, Freddie Mac Insurance, Citibank N.A. Liquidity,

0.31%, 4/07/10(a)(b)(c)	2,850	2,850,000
Ohio Housing Finance Agency Mortgage RB MERLOTS Trust Receipts Series 2001A-78 VRDN (Wells Fargo Bank N.A. LOC),
0.36%, 4/07/10(a)(b)(c)	750	750,000
Ohio Solid Waste RB (BP Products North America, Inc. Project) Series 2002 AMT VRDN (BP Plc Guaranty),
0.35%, 4/01/10(a)	1,500	1,500,000
Ohio Water Development Authority Facilities PCRB (First Energy Nuclear Project) Series 2006A AMT VRDN (Barclays Bank Plc LOC),
0.30%, 4/07/10(a)	125	125,000
Pickerington GO Series 2010 BAN,
1.25%, 2/03/11	2,800	2,817,626
Salem RB (Salem Community Project) Series 2005 VRDN (JPMorgan Chase Bank LOC),
0.30%, 4/07/10(a)	1,115	1,115,000
Sharonville GO Series 2009 BAN,
2.00%, 7/23/10	1,300	1,301,982
Solon GO Series 2009 BAN,
1.12%, 11/18/10	1,175	1,177,766
South Euclid GO (Real Estate Project) Series 2010B BAN,
1.75%, 9/30/10	600	603,883
Summit County Civic Facility RB (Akron Area Electric Junction Project) Series 2001 VRDN (KeyBank N.A. LOC),
0.54%, 4/07/10(a)	130	130,000
Summit County Port Authority RB (Meadow Lane Building LLC Project) Series 2003A AMT VRDN (KeyBank N.A. LOC),
0.64%, 4/07/10(a)	340	340,000
Toledo Multi-Family Housing RB (Cherrywood Apartments Project) Series 2001 AMT VRDN (KeyBank N.A. LOC),
0.64%, 4/07/10(a)	2,140	2,140,000
Trumbull County Health Care Facilities RB Series 2001 VRDN (Manufacturers and Traders Trust Co. LOC, Manufacturers and Traders Trust Co. SBPA),
0.29%, 4/07/10(a)	8,600	8,600,000
Trumbull County IDRB (Ellwood Engineered Project) Series 2004 AMT VRDN (KeyBank N.A. LOC),
0.53%, 4/07/10(a)	3,600	3,600,000
University of Akron General Receipts RB Series 2008C-1 VRDN (Assured Guaranty Ltd. Insurance, Dexia Credit Local SBPA),
0.32%, 4/07/10(a)	13,735	13,735,000
Wadsworth City School District GO (School Improvement Project) Series 2009 BAN,
2.25%, 9/22/10	1,700	1,712,877
Western Reserve Housing Development Corp. Economic RB (Trumbull Metropolitan Housing Project) Series 2003 VRDN (KeyBank N.A. LOC),
2.35%, 4/07/10(a)	2,910	2,910,000

		166,902,575

Puerto Rico — 2.3%
Commonwealth of Puerto Rico GO Austin Trust Certificates Series 2008-355 VRDN (Bank of America N.A. LOC, Bank of America N.A. SBPA),
0.39%, 4/07/10(a)	2,400	2,400,000
Commonwealth of Puerto Rico Highway & Transportation Authority RB Municipal Trust Receipts Floaters Series 2006-3677 VRDN (Dexia Credit Local Liquidity Facility, Dexia Credit Local Guaranty),
0.54%, 4/07/10(a)(b)(c)	1,500	1,500,000

		3,900,000

Total Investments (Cost — $170,802,575*) — 101.9%		170,802,575
Liabilities in Excess of Other Assets — (1.9)%		(3,234,382)

Net Assets — 100.0%		$167,568,193

*	Cost for federal income tax purposes.

(a)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 - price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

See Notes to Financial Statements.

22	BLACKROCK FUNDS	MARCH 31, 2010

Schedule of Investments (concluded)	BlackRock Ohio Municipal Money Market Portfolio

•

Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of March 31, 2010 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Investments in Securities
Assets
Level 1	—
Level 2[1]	$170,802,575
Level 3	—

Total	$170,802,575

[1]	See above Schedule of Investments for values in the state or political subdivision.

See Notes to Financial Statements.

BLACKROCK FUNDS	MARCH 31, 2010	23

Schedule of Investments March 31, 2010	BlackRock Pennsylvania Municipal Money Market Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
Pennsylvania — 99.9%
Berks County IDRB (Tray-Pak Corp. Project) Series 2001A AMT VRDN (Wells Fargo Bank N.A. LOC),
0.50%, 4/07/10(a)	$1,065	$1,065,000
Berks County Municipal Authority RB (Phoebe-Devitt Homes Project) Series 2008A VRDN (Banco Santander LOC),
0.27%, 4/07/10(a)	1,400	1,400,000

Berks County Municipal Authority RBC Municipal Products, Inc. Trust (Reading Hospital and Medical Center Project) Series 2008C-13 VRDN (Royal Bank of Canada LOC, Royal Bank of Canada Liquidity Facility),

0.29%, 4/07/10(a)(b)	8,200	8,200,000
Blair County Industrial Development Authority RB (Homewood at Martinsburg Project) Series 2004 VRDN (Manufacturers and Traders Trust Co. LOC),
0.34%, 4/07/10(a)	6,700	6,700,000
Bucks County IDA RB (Grand View Hospital Project) Series 2008A VRDN (TD Bank N.A. LOC),
0.27%, 4/07/10(a)	4,000	4,000,000
Butler County IDA RB (Concordia Lutheran Project) Series 2004A VRDN (Bank of America N.A. LOC),
0.27%, 4/07/10(a)	2,655	2,655,000
Butler County IDA RB (Concordia Lutheran Project) Series 2008 VRDN (Bank of America N.A. LOC),
0.27%, 4/07/10(a)	3,300	3,300,000
Cambria County IDA Resource Recovery RB (Cambria Cogen Co. Project) Series 1998A-2 AMT VRDN (Bayerische Landesbank Girozentrale LOC),
0.35%, 4/07/10(a)	16,000	16,000,000
Cheltenham Township RB Series 2010 TRAN,
1.25%, 12/31/10	1,400	1,407,854
Cumberland County Municipal Authority RB (Asbury Obligated Group Project) Series 2006 VRDN (KBC Bank N.V. LOC),
0.27%, 4/07/10(a)	12,400	12,400,000
Delaware County IDRB (Resource Recovery Facility Project) Series 1997G VRDN,
0.28%, 4/07/10(a)	1,700	1,700,000
Delaware County IDRB (Scott Paper Co. Project) Series 1984A VRDN,
0.28%, 4/07/10(a)	100	100,000
Delaware River Joint Toll Bridge Commission RB Series 2007B-2 VRDN (Dexia Credit Local LOC),
0.32%, 4/07/10(a)	9,865	9,865,000
Delaware Valley Regional Financial Authority RB Municipal Trust Receipts Floaters Series 2008-2933 VRDN (Bayerische Hypovereins Bank Liquidity Facility, Unicredit SpA Guaranty),
0.39%, 4/07/10(a)(b)(c)	17,055	17,055,000
Emmaus General Authority RB (Pennsylvania Loan Program) Series 2000A VRDN (U.S. Bank N.A. LOC),
0.28%, 4/07/10(a)	2,700	2,700,000
Emmaus General Authority RB Series 1989G-18 VRDN (U.S. Bank N.A. LOC),
0.32%, 4/07/10(a)	2,000	2,000,000
Emmaus General Authority RB Series 1989H-22 VRDN (U.S. Bank N.A. LOC),
0.32%, 4/07/10(a)	4,900	4,900,000
Emmaus General Authority RB Series 1996 VRDN (Assured Municipal Guaranty Corp., Wells Fargo Bank N.A. SBPA),
0.35%, 4/07/10(a)	20,510	20,510,000
Erie County Hospital Authority RB (St. Mary’s Home Erie Project) Series 2008A VRDN (Bank of America N.A. LOC),
0.30%, 4/07/10(a)	4,800	4,800,000
Franklin County IDRB (Precast System Project) Series 2001A AMT VRDN (Manufacturers and Traders Trust Co. LOC),
0.44%, 4/07/10(a)	1,760	1,760,000
Haverford Township School District GO Series 2009 VRDN (TD Bank N.A. LOC),
0.29%, 4/07/10(a)	1,800	1,800,000
Lancaster County Hospital Authority RB (Masonic Homes Project) Series 2008D VRDN (JPMorgan Chase Bank LOC),
0.30%, 4/01/10(a)	10,900	10,900,000
Lancaster County IDRB (Clean Creek Partners Project) Series 2000 AMT VRDN (Manufacturers and Traders Trust Co. LOC),
0.44%, 4/07/10(a)	3,855	3,855,000
Lawrence County IDRB (L&N Metallurgical Products Project) Series 1996 AMT VRDN (BNP Paribas LOC),
0.38%, 4/07/10(a)	3,275	3,275,000
Lehigh County General Purpose Authority RB (Muhlenberg College Project) Series 2008 VRDN (Bank of America N.A. LOC),
0.30%, 4/07/10(a)	2,500	2,500,000
Lehigh County General Purpose Hospital Authority RB (Lehigh Valley Health Network Project) Series 2008B VRDN (Assured Guaranty Ltd. Insurance, Wells Fargo Bank N.A. SBPA),
0.30%, 4/01/10(a)	4,700	4,700,000
Montgomery County IDRB (Fountain Life Christian Project) Series 2007A VRDN (JPMorgan Chase & Co. LOC),
0.27%, 4/07/10(a)	1,200	1,200,000
Moon IDRB (Providence Point Project) Series 2007 VRDN (Bank of Scotland LOC),
0.30%, 4/07/10(a)	4,980	4,980,000
Northampton County IDRB (Trent Family Partnership Project) Series 2002 AMT VRDN (Wells Fargo Bank N.A. LOC),
0.50%, 4/07/10(a)	1,600	1,600,000
Pennsylvania Clipper Tax-Exempt Certificate Trust RB Series 2007 VRDN (State Street Bank & Trust Co. SBPA),
0.32%, 4/07/10(a)(b)	18,700	18,700,000
Pennsylvania Economic Development Financing Authority RB (Evergreen Community Power Facility Project) Series 2007 AMT VRDN (Manufacturers and Traders Trust Co. LOC),
0.44%, 4/07/10(a)	13,600	13,600,000
Pennsylvania Economic Development Financing Authority RB (Homewood Retirement Project) Series 1992E VRDN (Manufacturers and Traders Trust Co. LOC),
0.34%, 4/07/10(a)	1,730	1,730,000
Pennsylvania Economic Development Financing Authority RB (Material Technology Project) Series 2000G AMT VRDN (Wells Fargo Bank N.A. LOC),
0.50%, 4/07/10(a)	300	300,000
Pennsylvania Economic Development Financing Authority RB (Merck & Co., Inc. West Point Project) Series 2001 AMT VRDN,
0.36%, 4/07/10(a)	6,900	6,900,000
Pennsylvania GO Series 2009 TAN,
1.50%, 6/30/10	10,000	10,029,653
Pennsylvania Higher Educational Facilities Authority RB (Gwynedd Mercy College Project) Series 2007-P1 VRDN (TD Bank N.A. LOC),
0.29%, 4/07/10(a)	8,950	8,950,000
Pennsylvania Higher Educational Facilities Authority RB (Thomas Jefferson University Project) Series 2008B VRDN (JPMorgan Chase Bank LOC),
0.29%, 4/07/10(a)	9,285	9,285,000

See Notes to Financial Statements.

24	BLACKROCK FUNDS	MARCH 31, 2010

Schedule of Investments (continued)	BlackRock Pennsylvania Municipal Money Market Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
Pennsylvania (continued)
Pennsylvania Higher Educational Facilities Authority RB PUTTERS (Trustees of the University of Pennsylvania Project) Series 2008-2844 VRDN (JPMorgan Chase Bank Liquidity Facility),
0.28%, 4/07/10(a)(b)(c)	$4,505	$4,505,000
Pennsylvania Housing Finance Agency RB (Rental Housing Project) Series 2008D VRDN (Bank of America N.A. SBPA),
0.28%, 4/07/10(a)	1,600	1,600,000
Pennsylvania Housing Finance Agency Single Family Mortgage RB PUTTERS Series 2007-1213B AMT VRDN (JPMorgan Chase & Co. Liquidity Facility),
0.40%, 4/07/10(a)(b)(c)	760	760,000
Pennsylvania Housing Finance Agency Single Family Mortgage RB PUTTERS Series 2009-3297 AMT VRDN (JPMorgan Chase Bank Liquidity Facility),
0.40%, 4/07/10(a)(b)(c)	1,190	1,190,000
Pennsylvania Housing Finance Agency Single Family Mortgage RB Series 2005-87C AMT VRDN (Fannie Mae LOC),
0.25%, 4/07/10(a)	19,000	19,000,000
Pennsylvania Housing Finance Agency Single Family Mortgage RB Series 2006-95C AMT VRDN (Dexia Credit Local SBPA),
0.30%, 4/07/10(a)	8,000	8,000,000
Pennsylvania Housing Finance Agency Single Family Mortgage RB Series 2007-99C AMT VRDN (Dexia Credit Local SBPA),
0.35%, 4/07/10(a)	2,400	2,400,000
Pennsylvania Turnpike Commission RB (Multi-Modal Project) Series 2008A-2 VRDN (JPMorgan Chase Bank SBPA),
0.30%, 4/07/10(a)	6,370	6,370,000
Philadelphia Airport RB Series 2005C AMT VRDN (TD Bank N.A. LOC),
0.27%, 4/07/10(a)	3,300	3,300,000
Philadelphia Airport RB SPEARS Series 2008DB-495 VRDN (Deutsche Bank A.G. Guaranty, Deutsche Bank A.G. Liquidity Facility),
0.34%, 4/07/10(a)(b)(c)	2,880	2,880,000
Philadelphia Authority for Industrial Development (Chestnut Hill Academy Project) RB Series 2005 VRDN (Wells Fargo Bank N.A. LOC),
0.38%, 4/07/10(a)	3,900	3,900,000
Philadelphia Authority for Industrial Development (Chestnut Hill College Project) RB Series 2007A VRDN (Wells Fargo Bank N.A. LOC),
0.28%, 4/07/10(a)	4,535	4,535,000
Philadelphia Authority IDRB (Gift of Life Donor Program Project) Series 2003 VRDN (TD Bank N.A. LOC),
0.29%, 4/07/10(a)	6,810	6,810,000
Philadelphia Authority IDRB (Girard Estate Facilities Leasing Project) Series 2001 VRDN (Morgan Guaranty Trust LOC),
0.29%, 4/07/10(a)	5,900	5,900,000
Philadelphia Authority IDRB (Liberty Lutheran Services Project) Series 2008 VRDN (Bank of America N.A. LOC),
0.27%, 4/07/10(a)	7,800	7,800,000
Philadelphia Authority IDRB (Universal Community Homes Project) Series 2003 VRDN (Wells Fargo Bank N.A. LOC),
0.43%, 4/07/10(a)	1,330	1,330,000
Philadelphia Authority IDRB Series 2007B VRDN (JPMorgan Chase Bank LOC, Bank of New York LOC),
0.29%, 4/07/10(a)	1,800	1,800,000
Philadelphia Gas Works RB Series 2004A-2 VRDN (JPMorgan Chase Bank LOC, Bank of Nova Scotia LOC),
0.29%, 4/07/10(a)	3,000	3,000,000
Philadelphia Gas Works RB Series 2009C VRDN (Scotiabank LOC),
0.26%, 4/07/10(a)	7,700	7,700,000
Philadelphia Gas Works RB Series 2009D VRDN (Bank of America N.A. LOC),
0.30%, 4/07/10(a)	6,500	6,500,000
Philadelphia Gas Works RB Series 2009E VRDN (JPMorgan Chase Bank LOC),
0.29%, 4/07/10(a)	2,000	2,000,000
Philadelphia Hospitals & Higher Education Facilities Authority RB (Children’s Hospital Project) Series 2005A VRDN (Bank of America N.A. SBPA),
0.28%, 4/01/10(a)	3,000	3,000,000
Philadelphia School District GO Municipal Trust Receipts Floaters Series 2004 VRDN (Branch Banking & Trust Co. LOC),
0.28%, 4/07/10(a)(b)(c)	2,265	2,265,000
Philadelphia School District GO Series 2008C-1 VRDN (TD Bank N.A. LOC),
0.27%, 4/07/10(a)	10,600	10,600,000
Pittsburgh Water & Sewer Authority RB Series 2009C-1A MB (Assured Municipal Guaranty Corp., Federal Home Loan Bank LOC, Northwestern Savings Bank LOC),
2.00%, 9/01/10(a)	2,750	2,765,489
University of Pittsburgh of the Commonwealth System of Higher Education RB (Pittsburgh Panthers Asset Project) Series 2007 (GO of University Insurance),
5.00%, 8/01/10	600	609,129
Venango County IDRB (Scrubgrass Project) AMT TECP (Dexia Credit Local LOC),
0.50%, 4/06/10-4/08/10	22,000	22,000,000
Washington County Authority RB (Girard Estate Refunding Project) Series 1999 VRDN (JPMorgan Chase Bank LOC),
0.29%, 4/07/10(a)	1,995	1,995,000
West Chester Area School District GO Series 2010 MB (State Aid Withholding Insurance),
1.25%, 11/15/10	1,085	1,091,180
York County GO Series 2010 TRAN,
1.00%, 4/30/10	4,210	4,212,231
York County Hospital Authority RB (Homewood Retirement Centers of The United Church of Christ, Inc. Project) Series 1990 VRDN (Manufacturers and Traders Trust Co. LOC),
0.29%, 4/07/10(a)	2,700	2,700,000
York County IDRB (Allied-Signal, Inc. Project) Series 1993 VRDN,
0.55%, 4/07/10(a)	1,000	1,000,000
York County IDRB (Interstate Holdings Co. Project) Series 2003 AMT VRDN (Wells Fargo Bank N.A. Liquidity Facility),
0.50%, 4/07/10(a)	1,090	1,090,000

Total Investments (Cost — $381,430,536*) — 99.9%		381,430,536
Other Assets Less Liabilities — 0.1%		231,276

Net Assets — 100.0%		$381,661,812

*	Cost for federal income tax purposes.

(a)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

See Notes to Financial Statements.

BLACKROCK FUNDS	MARCH 31, 2010	25

Schedule of Investments (concluded)	BlackRock Pennsylvania Municipal Money Market Portfolio

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 - price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of March 31, 2010 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Investments in Securities
Assets
Level 1	—
Level 2[1]	$381,430,536
Level 3	—

Total	$381,430,536

[1]	See above Schedule of Investments for values in the state.

See Notes to Financial Statements.

26	BLACKROCK FUNDS	MARCH 31, 2010

Schedule of Investments March 31, 2010	BlackRock Virginia Municipal Money Market Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
Virginia — 95.2%
Alexandria IDRB (YMCA of Billings Project) Series 1998 VRDN (Manufacturers and Traders Trust Co. LOC),
0.34%, 4/07/10(a)	$2,050	$2,050,000
Arlington County IDRB (Woodbury Park Project) Series 2005A VRDN (Freddie Mac Liquidity Facility),
0.28%, 4/07/10(a)	1,520	1,520,000
Chesterfield Health Center Commission Residential Care Facility RB (Lucy Corr Village Project) Series 2008B VRDN (Branch Banking & Trust Co. LOC),
0.28%, 4/07/10(a)	120	120,000
Commonwealth of Virginia GO Series 2004A MB,
5.00%, 6/01/10	2,500	2,519,489
Fairfax County Economic Development Authority RB (Retirement Greenspring Project) Series 2006B VRDN (Wells Fargo Bank N.A. LOC),
0.27%, 4/07/10(a)	360	360,000
Fairfax County IDA RB (Inova Health Systems Project) Series 2005C-1 VRDN (JPMorgan Chase Bank SBPA),
0.29%, 4/01/10(a)	400	400,000
Fairfax County IDA RB (Inova Health Systems Project) Series 2010A-1 VRDN,
0.41%, 10/27/10(a)	1,500	1,500,000
Greater Richmond Convention Center Authority Hotel Tax RB (Convention Center Expansion Project) Series 2000 MB,
6.12%, 6/15/10	1,500	1,532,449
Hampton Redevelopment & Housing Authority RB (Multi-Family Housing Project) Series 1998 VRDN (Fannie Mae Insurance & Fannie Mae Liquidity Facility),
0.28%, 4/07/10(a)	325	325,000
Hanover County IDA Residential Care Facility RB (Covenant Woods Project) Series 1999 VRDN (Branch Banking & Trust Co. LOC),
0.28%, 4/07/10(a)	500	500,000
Henrico County Water & Sewer RB Series 2007 ROC-RR-II-R-753PB VRDN (PB Capital Corp. Liquidity Facility),
0.33%, 4/01/10(a)(b)(c)	395	395,000
Loudon County GO (Public Improvement Project) Series 2001B MB (State Aid Withholding Insurance),
5.25%, 1/01/11	500	523,274
Loudoun County IDA RB (Howard Hughes Medical Institute Project) Series 2003F VRDN,
0.26%, 4/07/10(a)	1,800	1,800,000
Louisa County IDRB (Pooled Financing Project) Series 1995 VRDN (Bank of America N.A. LOC),
0.33%, 4/07/10(a)	100	100,000
Montgomery County IDA RB (Virginia Technical Foundation Project) Series 2005 VRDN (Bank of America N.A. LOC),
0.36%, 4/01/10(a)	1,600	1,600,000
Newport News IDRB (CNU Warwick LLC Student Apartments Project) Series 2004 VRDN (Bank of America N.A. LOC),
0.32%, 4/07/10(a)	200	200,000
Norfolk Economic Development Authority Hospital Facilities RB (Sentara Healthcare Project) Series 2009A Mandatory Put Bonds,
0.23%, 5/05/10(a)	2,000	2,000,000
Norfolk Redevelopment & Housing Authority RB (Harbor’s Edge Project) Series 2004B VRDN (HSH Nordbank A.G. LOC),
0.43%, 4/07/10(a)	3,700	3,700,000
Norfolk Redevelopment & Housing Authority RB (Old Dominion University Project) Series 2008 VRDN (Bank of America N.A. LOC),
0.31%, 4/01/10(a)	2,020	2,020,000
Richmond IDA RB (Crow-Klein Project) Series 1987A VRDN (Wells Fargo Bank N.A. LOC),
0.33%, 4/07/10(a)	1,895	1,895,000
Richmond Utility RB Series 2009 ROC-RR-II- R-10410 VRDN (FSA Insurance, Citibank N.A. SBPA),
0.30%, 4/07/10(a)(b)(c)	4,000	4,000,000
Stafford County & Staunton IDA RB (Vaco Commonwealth Loans Project) Series 2009A-1 VRDN (U.S. Bank N.A. LOC),
0.31%, 4/07/10(a)	2,235	2,235,000
Virginia Beach Development Authority IDRB (Ocean Ranch Motel Corp. Project) Series 1998 VRDN (Branch Banking & Trust Co. LOC),
0.28%, 4/07/10(a)	600	600,000
Virginia College Building Authority Educational Facilities RB (21st Century College & Equipment Program) Series 2006B VRDN (Wells Fargo Bank N.A. SBPA),
0.30%, 4/01/10(a)	400	400,000
Virginia College Building Authority Educational Facilities RB (21st Century College & Equipment Program) Series 2006C VRDN (Wells Fargo Bank N.A. SBPA),
0.30%, 4/01/10(a)	200	200,000
Virginia College Building Authority Educational Facilities RB (Shenandoah University Project) Series 2006 VRDN (Branch Banking & Trust Co. LOC),
0.35%, 4/01/10(a)	700	700,000
Virginia Port Authority RB Series 2009 BAN,
2.00%, 5/18/10	3,800	3,807,415
Virginia Public Building Authority RB Series 2005D VRDN (Dexia Bank SBPA),
0.32%, 4/07/10(a)	1,000	1,000,000
Virginia Resources Authority Clean Water RB Municipal Trust Receipts Floaters Series 2007-1860 VRDN (Wells Fargo Bank N.A. LOC),
0.28%, 4/07/10(a)(b)(c)	1,215	1,215,000
Virginia Small Business Financing Authority RB (Virginia State University Real Estate Project) Series 2008 VRDN (Bank of America N.A. LOC),
0.31%, 4/01/10(a)	900	900,000
Winchester Authority Residential Care Facility IDRB (Westminster-Canterbury Project) Series 2005B VRDN (Branch Banking & Trust Co. LOC),
0.28%, 4/07/10(a)	200	200,000

		40,317,627

Puerto Rico — 4.5%
Commonwealth of Puerto Rico GO Austin Trust Certificates Series 2008-355 VRDN (Bank of America N.A. LOC, Bank of America N.A. SBPA),
0.39%, 4/07/10(a)(b)	1,200	1,200,000
Commonwealth of Puerto Rico GO Series 2004B-4 VRDN (Dexia Credit Local SBPA ),
0.25%, 4/07/10(a)	700	700,000

		1,900,000

Total Investments (Cost — $42,217,627*) — 99.7%		42,217,627
Other Assets Less Liabilities — 0.3%		141,750

Net Assets — 100.0%		$42,359,377

*	Cost for federal income tax purposes.

(a)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

See Notes to Financial Statements.

BLACKROCK FUNDS	MARCH 31, 2010	27

Schedule of Investments (concluded)	BlackRock Virginia Municipal Money Market Portfolio

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 - price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of March 31, 2010 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Investments in Securities
Assets
Level 1	—
Level 2[1]	$42,217,627
Level 3	—

Total	$42,217,627

[1]	See above Schedule of Investments for values in the state or political subdivision.

See Notes to Financial Statements.

28	BLACKROCK FUNDS	MARCH 31, 2010

Statements of Assets and Liabilities

March 31, 2010	BlackRock Money Market Portfolio	BlackRock U.S. Treasury Money Market Portfolio	BlackRock Municipal Money Market Portfolio	BlackRock New Jersey Municipal Money Market Portfolio
Assets
Investments at value[1]	$1,317,539,676	$158,618,771	$213,430,173	$94,574,011
Repurchase agreements at value[2]	22,461,000	276,195,000	—	—
Cash	180	108	134,333	15,205
Capital shares sold receivable	321,577	1,069,875	2,571	10,180
Interest receivable	393,635	10,336	711,873	230,573
Receivable from advisor	91,312	42,574	37,879	2,579
Prepaid expenses	107,718	49,369	35,029	13,094

Total assets	1,340,915,098	435,986,033	214,351,858	94,845,642

Liabilities
Investments purchased payable	24,357,657	4,993,933	1,705,128	501,570
Capital shares redeemed payable	3,249,167	59,399	1,135,120	335,327
Investment advisory fees payable	195,146	31,799	51,611	22,243
Other affiliates payable	375,104	119,091	64,771	28,727
Officer’s and Trustees’ fees payable	8,293	3,708	2,843	2,075
Income dividends payable	30	9	456	425
Other accrued expenses payable	115,661	43,736	43,340	37,113

Total liabilities	28,301,058	5,251,675	3,003,269	927,480

Net Assets	$1,312,614,040	$430,734,358	$211,348,589	$93,918,162

Net Assets Consist of
Paid-in capital	$1,312,610,511	$430,731,822	$211,349,507	$93,912,777
Undistributed net investment income	—	—	8,019	—
Accumulated net realized gain (loss)	3,529	2,536	(8,937)	5,385

Net Assets	$1,312,614,040	$430,734,358	$211,348,589	$93,918,162

[1] Investments at cost	$1,317,539,676	$158,618,771	$213,430,173	$94,574,011
[2] Repurchase agreements at cost	$22,461,000	$276,195,000	—	—

See Notes to Financial Statements.

BLACKROCK FUNDS	MARCH 31, 2010	29

Statements of Assets and Liabilities (continued)

March 31, 2010	BlackRock Money Market Portfolio	BlackRock U.S. Treasury Money Market Portfolio	BlackRock Municipal Money Market Portfolio	BlackRock New Jersey Municipal Money Market Portfolio
Net Asset Value
Institutional
Net assets	$433,777,776	$188,346,225	$67,045,913	$59,519,564

Shares outstanding[3]	433,821,825	188,366,451	66,983,901	59,487,066

Net asset value	$1.00	$1.00	$1.00	$1.00

Service
Net assets	$365,357,679	$149,628,832	$50,013,270	$19,373,348

Shares outstanding[3]	365,363,259	149,683,020	50,040,970	19,384,816

Net asset value	$1.00	$1.00	$1.00	$1.00

Hilliard Lyons
Net assets	$124,235,786	—	$90,845,936	—

Shares outstanding[3]	124,230,313	—	90,845,610	—

Net asset value	$1.00	—	$1.00	—

Investor A
Net assets	$358,698,479	$92,759,301	$3,443,470	$15,025,250

Shares outstanding[3]	358,705,794	92,748,028	3,443,212	15,012,964

Net asset value	$1.00	$1.00	$1.00	$1.00

Investor B
Net assets	$11,528,345	—	—	—

Shares outstanding[3]	11,526,601	—	—	—

Net asset value	$1.00	—	—	—

Investor C
Net assets	$19,015,975	—	—	—

Shares outstanding[3]	19,015,958	—	—	—

Net asset value	$1.00	—	—	—

[3]	Unlimited number of shares authorized, $0.001 par value.

See Notes to Financial Statements.

30	BLACKROCK FUNDS	MARCH 31, 2010

Statements of Assets and Liabilities (concluded)

March 31, 2010	BlackRock North Carolina Municipal Money Market Portfolio	BlackRock Ohio Municipal Money Market Portfolio	BlackRock Pennsylvania Municipal Money Market Portfolio	BlackRock Virginia Municipal Money Market Portfolio
Assets
Investments at value[1]	$74,449,314	$170,802,575	$381,430,536	$42,217,627
Cash	80,350	47,371	203,820	33,737
Interest receivable	42,250	391,183	185,539	148,373
Receivable from advisor	27	25,288	33,547	22
Capital shares sold receivable	—	—	29,962	—
Prepaid expenses	7,874	11,434	28,512	7,990

Total assets	74,579,815	171,277,851	381,911,916	42,407,749

Liabilities
Investments purchased payable	—	2,611,843	—	—
Capital shares redeemed payable	—	946,795	—	—
Other affiliates payable	10,611	55,264	129,457	8,097
Officer’s and Trustees’ fees payable	1,879	2,577	3,706	1,811
Investment advisory fees payable	9,231	44,629	69,903	6,336
Income dividends payable	259	9,600	11	363
Service and distribution fees payable	—	677	—	—
Other accrued expenses payable	35,895	38,273	47,027	31,765

Total liabilities	57,875	3,709,658	250,104	48,372

Net Assets	$74,521,940	$167,568,193	$381,661,812	$42,359,377

Net Assets Consist of
Paid-in capital	$74,545,443	$167,563,494	$381,661,812	$42,357,966
Accumulated net realized gain (loss)	(23,503)	4,699	—	1,411

Net Assets	$74,521,940	$167,568,193	$381,661,812	$42,359,377

[1] Investments at cost	$74,449,314	$170,802,575	$381,430,536	$42,217,627
Net Asset Value
Institutional
Net assets	$74,251,126	$149,659,359	$332,386,876	$42,326,287

Shares outstanding[2]	74,269,955	149,617,469	332,332,110	42,307,851

Net asset value	$1.00	$1.00	$1.00	$1.00

Service
Net assets	$164,678	$4,591,301	$27,165,594	$33,090

Shares outstanding[2]	164,690	4,590,786	27,169,812	33,040

Net asset value	$1.00	$1.00	$1.00	$1.00

Investor A
Net assets	$106,136	$13,317,533	$22,109,342	—

Shares outstanding[2]	106,187	13,318,949	22,104,167	—

Net asset value	$1.00	$1.00	$1.00	—

[2]	Unlimited number of shares authorized, $0.001 par value.

See Notes to Financial Statements.

BLACKROCK FUNDS	MARCH 31, 2010	31

Statements of Operations

Year Ended March 31, 2010	BlackRock Money Market Portfolio	BlackRock U.S. Treasury Money Market Portfolio	BlackRock Municipal Money Market Portfolio	BlackRock New Jersey Municipal Money Market Portfolio
Investment Income
Income	$8,071,109	$997,059	$1,431,091	$783,498

Expenses
Investment advisory	6,380,249	2,107,196	1,179,411	541,611
Service and distribution - class specific	2,883,152	683,813	433,486	95,693
Transfer agent - class specific	1,964,265	477,316	376,569	128,530
Administration	958,534	350,212	196,569	90,269
Federal insurance	299,479	24,484	65,834	30,579
Administration - class specific	366,232	117,066	65,523	30,089
Printing	322,923	43,199	33,318	10,118
Registration	130,232	50,211	56,665	13,015
Professional	51,264	51,747	52,852	51,615
Custodian	47,616	32,395	12,364	8,658
Officer and Trustees	32,387	16,116	13,840	11,522
Miscellaneous	46,397	26,074	17,444	17,225

Total expenses	13,482,730	3,979,829	2,503,875	1,028,924
Less fees waived by advisor	(2,234,018)	(1,704,535)	(498,124)	(280,352)
Less administration fees waived	—	(174)	—	—
Less administration fees waived - class specific	(311,607)	(117,066)	(61,937)	(25,116)
Less transfer agent fees waived - class specific	(21,696)	(3,740)	(2,066)	(619)
Less transfer agent fees reimbursed - class specific	(1,478,688)	(473,561)	(308,208)	(111,874)
Less service and distribution fees waived - class specific	(2,206,093)	(683,813)	(410,210)	(49,001)
Less fees paid indirectly	(915)	(15)	(34)	(11)

Total expenses after fees waived, reimbursed and paid indirectly	7,229,713	996,925	1,223,296	561,951

Net investment income	841,396	134	207,795	221,547

Realized Gain
Net realized gain from investments	60,373	6,607	1,497	29,923

Net Increase in Net Assets Resulting from Operations	$901,769	$6,741	$209,292	$251,470

See Notes to Financial Statements.

32	BLACKROCK FUNDS	MARCH 31, 2010

BlackRock North Carolina Municipal Money Market Portfolio	BlackRock Ohio Municipal Money Market Portfolio	BlackRock Pennsylvania Municipal Money Market Portfolio	BlackRock Virginia Municipal Money Market Portfolio

$299,159	$1,395,151	$2,268,304	$274,603

335,010	894,997	2,240,392	273,231
4,592	73,813	155,432	1,039
15,024	230,102	663,521	42,859
55,835	149,166	369,480	45,539
12,819	32,481	120,539	17,440
18,612	49,722	123,298	15,179
5,799	16,636	37,364	4,478
12,266	10,324	18,360	15,412
61,904	51,658	57,471	51,033
5,690	11,337	18,359	4,041
10,914	12,826	17,066	10,647
9,874	16,118	18,165	9,111

548,339	1,549,180	3,839,447	490,009
(279,282)	(387,851)	(945,658)	(230,607)
(2,357)	—	—	(3,197)
(18,228)	(44,300)	(118,273)	(15,084)
(430)	(1,071)	(2,557)	(341)
(14,161)	(223,531)	(650,791)	(42,457)
(3,863)	(25,499)	(131,257)	(592)
(1,802)	(164)	(18,363)	(481)

228,216	866,764	1,972,548	197,250

70,943	528,387	295,756	77,353

—	42,917	5,600	4,550

$70,943	$571,304	$301,356	$81,903

See Notes to Financial Statements.

BLACKROCK FUNDS	MARCH 31, 2010	33

Statements of Changes in Net Assets

	BlackRock Money Market Portfolio			BlackRock U.S. Treasury Money Market Portfolio
Increase (Decrease) in Net Assets:	Year Ended March 31, 2010	Period October 1, 2008 to March 31, 2009	Year Ended September 30, 2008	Year Ended March 31, 2010	Period October 1, 2008 to March 31, 2009	Year Ended September 30, 2008
Operations
Net investment income	$841,396	$13,333,928	$55,006,080	$134	$389,047	$12,435,378
Net realized gain (loss)	60,373	89,181	100,671	6,607	58,726	—

Net increase in net assets resulting from operations	901,769	13,423,109	55,106,751	6,741	447,773	12,435,378

Dividends and Distributions to Shareholders From
Net investment income:
Institutional	(690,395)	(5,053,913)	(21,187,525)	(23,046)	(241,378)	(6,906,104)
Service	(147,958)	(3,435,645)	(15,512,508)	(20,501)	(102,341)	(4,696,483)
Hilliard Lyons	(35,081)	(1,158,508)	(4,661,065)	—	—	—
Investor A	(129,379)	(3,386,607)	(13,153,317)	(11,325)	(45,328)	(832,791)
Investor B	(4,699)	(98,423)	(299,468)	—	—	—
Investor C	(14,595)	(200,832)	(192,197)	—	—	—
Net realized gain:
Institutional	(17,359)	—	—	(1,676)	—	—
Service	(16,259)	—	—	(1,590)	—	—
Hilliard Lyons	(5,417)	—	—	—	—	—
Investor A	(16,229)	—	—	(819)	—	—
Investor B	(593)	—	—	—	—	—
Investor C	(987)	—	—	—	—	—

Decrease in net assets resulting from dividends and distributions to shareholders	(1,078,951)	(13,333,928)	(55,006,080)	(58,957)	(389,047)	(12,435,378)

Capital Share Transactions
Net increase (decrease) in net assets derived from capital share transactions	(495,697,796)	111,232,816	3,878,510	(114,834,266)	(249,591,546)	204,594,923

Net Assets
Total increase (decrease) in net assets	(495,874,978)	111,321,997	3,979,181	(114,886,482)	(249,532,820)	204,594,923
Beginning of period	1,808,489,018	1,697,167,021	1,693,187,840	545,620,840	795,153,660	590,558,737

End of period	$1,312,614,040	$1,808,489,018	$1,697,167,021	$430,734,358	$545,620,840	$795,153,660

Undistributed net investment income	—	$180,711	$64,239	—	$54,738	$46,591

See Notes to Financial Statements.

34	BLACKROCK FUNDS	MARCH 31, 2010

BlackRock Municipal Money Market Portfolio			BlackRock New Jersey Municipal Money Market Portfolio			BlackRock North Carolina Municipal Money Market Portfolio
Year Ended March 31, 2010	Period October 1, 2008 to March 31, 2009	Year Ended September 30, 2008	Year Ended March 31, 2010	Period October 1, 2008 to March 31, 2009	Year Ended September 30, 2008	Year Ended March 31, 2010	Period October 1, 2008 to March 31, 2009	Year Ended September 30, 2008

$207,795	$1,330,621	$7,713,014	$221,547	$856,529	$4,179,129	$70,943	$325,983	$1,860,322
1,497	(1,680)	5,580	29,923	3,450	1,356	—	—	(15,916)

209,292	1,328,941	7,718,594	251,470	859,979	4,180,485	70,943	325,983	1,844,406

(106,551)	(465,164)	(1,696,884)	(199,548)	(623,796)	(2,847,071)	(69,944)	(313,640)	(1,769,978)
(13,000)	(256,751)	(1,670,023)	(10,718)	(111,008)	(676,083)	(984)	(11,837)	(87,834)
(86,808)	(583,530)	(4,233,965)	—	—	—	—	—	—
(1,436)	(25,176)	(112,142)	(11,281)	(121,725)	(655,975)	(15)	(506)	(2,510)
—	—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—	—

—	—	—	(3,016)	—	—	—	—	—
—	—	—	(874)	—	—	—	—	—
—	—	—	—	—	—	—	—	—
—	—	—	(542)	—	—	—	—	—
—	—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—	—
(207,795)	(1,330,621)	(7,713,014)	(225,979)	(856,529)	(4,179,129)	(70,943)	(325,983)	(1,860,322)

(60,929,386)	(39,450,242)	(1,590,608)	(56,744,944)	(16,678,991)	(61,955,993)	(8,697,849)	19,504,466	(3,998,628)

(60,927,889)	(39,451,922)	(1,585,028)	(56,719,453)	(16,675,541)	(61,954,637)	(8,697,849)	19,504,466	(4,014,544)
272,276,478	311,728,400	313,313,428	150,637,615	167,313,156	229,267,793	83,219,789	63,715,323	67,729,867

$211,348,589	$272,276,478	$311,728,400	$93,918,162	$150,637,615	$167,313,156	$74,521,940	$83,219,789	$63,715,323

$8,019	$8,019	$8,019	—	$105	$78	—	—	—

See Notes to Financial Statements.

BLACKROCK FUNDS	MARCH 31, 2010	35

Statements of Changes in Net Assets (concluded)

	BlackRock Ohio Municipal Money Market Portfolio			BlackRock Pennsylvania Municipal Money Market Portfolio
Increase (Decrease) in Net Assets:	Year Ended March 31, 2010	Period October 1, 2008 to March 31, 2009	Year Ended September 30, 2008	Year Ended March 31, 2010	Period October 1, 2008 to March 31, 2009	Year Ended September 30, 2008
Operations
Net investment income	$528,387	$1,510,343	$3,798,058	$295,756	$3,173,252	$13,788,757
Net realized gain (loss)	42,917	—	(3,081)	5,600	—	103,341

Net increase in net assets resulting from operations	571,304	1,510,343	3,794,977	301,356	3,173,252	13,892,098

Dividends and Distributions to Shareholders From
Net investment income:
Institutional	(493,394)	(1,171,181)	(2,958,891)	(292,569)	(2,829,612)	(11,765,746)
Service	(9,460)	(131,397)	(221,260)	(764)	(196,052)	(1,080,244)
Investor A	(24,789)	(206,952)	(617,907)	(2,423)	(147,588)	(942,767)
Net realized gain:
Institutional	(1,648)	—	—	(5,012)	—	—
Service	(85)	—	—	(392)	—	—
Investor A	(177)	—	—	(269)	—	—

Decrease in net assets resulting from dividends and distributions to shareholders	(529,553)	(1,509,530)	(3,798,058)	(301,429)	(3,173,252)	(13,788,757)

Capital Share Transactions
Net increase (decrease) in net assets derived from capital share transactions	(51,049,533)	13,688,746	73,164,074	(294,672,070)	51,090,783	35,314,113

Net Assets
Total increase (decrease) in net assets	(51,007,782)	13,689,559	73,160,993	(294,672,143)	51,090,783	35,417,454
Beginning of period	218,575,975	204,886,416	131,725,423	676,333,955	625,243,172	589,825,718

End of period	$167,568,193	$218,575,975	$204,886,416	$381,661,812	$676,333,955	$625,243,172

Undistributed net investment income	—	$909	$96	—	$128	—

See Notes to Financial Statements.

36	BLACKROCK FUNDS	MARCH 31, 2010

BlackRock Virginia Municipal Money Market Portfolio
Year Ended March 31, 2010	Period October 1, 2008 to March 31, 2009	Year Ended September 30, 2008

$77,353	$380,426	$2,485,065
4,550	14,427	2,423

81,903	394,853	2,487,488

(77,293)	(379,602)	(2,473,787)
(60)	(824)	(11,278)
—	—	—
(2,816)	—	—
(7)	—	—
—	—	—

(80,176)	(380,426)	(2,485,065)

(34,134,485)	(14,601,974)	8,399,812

(34,132,758)	(14,587,547)	8,402,235
76,492,135	91,079,682	82,677,447

$42,359,377	$76,492,135	$91,079,682

—	$142	$142

See Notes to Financial Statements.

BLACKROCK FUNDS	MARCH 31, 2010	37

Financial Highlights	BlackRock Money Market Portfolio

	Institutional						Service
	Year Ended March 31, 2010	Period October 1, 2008 to March 31, 2009	Year Ended September 30,				Year Ended March 31, 2010	Period October 1, 2008 to March 31, 2009	Year Ended September 30,
			2008	2007	2006	2005			2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0013	0.0090	0.0346	0.0498	0.0436	0.0233	0.0003	0.0075	0.0318	0.0469	0.0407	0.0203
Dividends from net investment income	(0.0013)	(0.0090)	(0.0346)	(0.0498)	(0.0436)	(0.0233)	(0.0003)	(0.0075)	(0.0318)	(0.0469)	(0.0407)	(0.0203)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.13%	0.90%[2]	3.52%	5.10%	4.44%	2.36%	0.03%	0.75%[2]	3.23%	4.80%	4.14%	2.05%

Ratios to Average Net Assets
Total expenses	0.74%	0.75%[3]	0.56%	0.58%	0.63%	0.71%	0.98%	0.97%[3]	0.81%	0.84%	0.89%	0.96%

Total expenses after fees waived, reimbursed and paid indirectly	0.41%	0.46%[3]	0.42%	0.42%	0.42%	0.42%	0.52%	0.75%[3]	0.70%	0.71%	0.71%	0.72%

Net investment income	0.14%	1.79%[3]	3.57%	4.99%	4.36%	2.30%	0.02%	1.40%[3]	3.16%	4.69%	4.09%	2.02%

Supplemental Data
Net assets, end of period (000)	$433,778	$543,487	$595,728	$745,726	$568,058	$574,473	$365,358	$514,764	$454,585	$405,701	$448,015	$411,831

	Hilliard Lyons						Investor A
	Year Ended March 31, 2010	Period October 1, 2008 to March 31, 2009	Year Ended September 30,				Year Ended March 31, 2010	Period October 1, 2008 to March 31, 2009	Year Ended September 30,
			2008	2007	2006	2005			2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0002	0.0075	0.0319	0.0471	0.0406	0.0198	0.0003	0.0071	0.0312	0.0461	0.0399	0.0199
Dividends from net investment income	(0.0002)	(0.0075)	(0.0319)	(0.0471)	(0.0406)	(0.0198)	(0.0003)	(0.0071)	(0.0312)	(0.0461)	(0.0399)	(0.0199)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.03%	0.75%[2]	3.23%	4.81%	4.13%	2.00%	0.03%	0.71%[2]	3.16%	4.71%	4.07%	2.01%

Ratios to Average Net Assets
Total expenses	0.99%	1.00%[3]	0.80%	0.82%	0.98%	1.07%	0.93%	0.94%[3]	0.87%	0.92%	1.05%	1.06%

Total expenses after fees waived, reimbursed and paid indirectly	0.53%	0.75%[3]	0.70%	0.70%	0.72%	0.77%	0.53%	0.83%[3]	0.76%	0.79%	0.79%	0.76%

Net investment income	0.01%	1.46%[3]	3.16%	4.70%	4.06%	1.98%	0.02%	1.41%[3]	3.07%	4.61%	3.98%	2.04%

Supplemental Data
Net assets, end of period (000)	$124,236	$167,658	$144,584	$131,720	$121,243	$116,066	$358,698	$510,950	$461,079	$393,399	$399,656	$433,609

See Notes to Financial Statements.

38	BLACKROCK FUNDS	MARCH 31, 2010

Financial Highlights (continued)	BlackRock Money Market Portfolio

	Investor B						Investor C
	Year Ended March 31, 2010	Period October 1, 2008 to March 31, 2009	Year Ended September 30,				Year Ended March 31, 2010	Period October 1, 2008 to March 31, 2009	Year Ended September 30,
			2008	2007	2006	2005			2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0002	0.0044	0.0250	0.0418	0.0354	0.0151	0.0004	0.0044	0.0250	0.0417	0.0354	0.0151
Dividends from net investment income	(0.0002)	(0.0044)	(0.0250)	(0.0418)	(0.0354)	(0.0151)	(0.0004)	(0.0044)	(0.0250)	(0.0417)	(0.0354)	(0.0151)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.03%	0.44%[2]	2.53%	4.27%	3.60%	1.52%	0.04%	0.45%[2]	2.53%	4.25%	3.60%	1.52%

Ratios to Average Net Assets
Total expenses	1.81%	1.80%[3]	1.77%	1.83%	1.83%	1.74%	1.75%	1.72%[3]	1.66%	1.79%	1.78%	1.73%

Total expenses after fees waived, reimbursed and paid indirectly	0.55%	1.37%[3]	1.39%	1.22%	1.24%	1.24%	0.55%	1.35%[3]	1.42%	1.24%	1.24%	1.24%

Net investment income	0.02%	0.86%[3]	2.40%	4.18%	3.54%	1.66%	0.04%	0.88%[3]	2.15%	4.16%	3.59%	1.79%

Supplemental Data
Net assets, end of period (000)	$11,528	$23,467	$15,835	$11,532	$19,462	$18,716	$19,016	$48,162	$25,356	$5,109	$8,866	$5,043

1	Where applicable, total investment returns include the reinvestment of dividends and distributions.

2	Aggregate total investment return.

3	Annualized.

See Notes to Financial Statements.

BLACKROCK FUNDS	MARCH 31, 2010	39

Financial Highlights (continued)	BlackRock U.S. Treasury Money Market Portfolio

	Institutional						Service
	Year Ended March 31, 2010	Period October 1, 2008 to March 31, 2009	Year Ended September 30,				Year Ended March 31, 2010	Period October 1, 2008 to March 31, 2009	Year Ended September 30,
			2008	2007	2006	2005			2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0001	0.0007	0.0234	0.0478	0.0422	0.0221	0.0001	0.0004	0.0206	0.0450	0.0393	0.0190
Dividends from net investment income	(0.0001)	(0.0007)	(0.0234)	(0.0478)	(0.0422)	(0.0221)	(0.0001)	(0.0004)	(0.0206)	(0.0450)	(0.0393)	(0.0190)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.01%	0.07%[2]	2.37%	4.89%	4.30%	2.23%	0.01%	0.04%[2]	2.08%	4.60%	4.00%	1.93%

Ratios to Average Net Assets
Total expenses	0.75%	0.79%[3]	0.59%	0.61%	0.65%	0.73%	0.95%	0.98%[3]	0.84%	0.86%	0.90%	0.98%

Total expenses after fees waived, reimbursed and paid indirectly	0.21%	0.42%[3]	0.41%	0.41%	0.41%	0.41%	0.22%	0.48%[3]	0.69%	0.69%	0.70%	0.71%

Net investment income	0.00%	0.15%[3]	2.26%	4.75%	4.26%	2.18%	0.00%	0.08%[3]	2.08%	4.50%	3.94%	1.99%

Supplemental Data
Net assets, end of period (000)	$188,346	$228,457	$382,033	$312,979	$211,960	$164,905	$149,629	$213,402	$289,805	$245,609	$246,517	$257,187

	Investor A
	Year Ended March 31, 2010	Period October 1, 2008 to March 31, 2009	Year Ended September 30,
			2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0001	0.0004	0.0206	0.0450	0.0388	0.0186
Dividends from net investment income	(0.0001)	(0.0004)	(0.0206)	(0.0450)	(0.0388)	(0.0186)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.01%	0.04%[2]	2.08%	4.59%	3.95%	1.88%

Ratios to Average Net Assets
Total expenses	0.87%	0.89%[3]	0.85%	0.86%	1.04%	1.07%

Total expenses after fees waived, reimbursed and paid indirectly	0.21%	0.48%[3]	0.69%	0.70%	0.75%	0.75%

Net investment income	0.00%	0.08%[3]	1.86%	4.49%	3.86%	1.83%

Supplemental Data
Net assets, end of period (000)	$92,759	$103,762	$123,316	$31,970	$28,593	$31,990

1	Where applicable, total investment returns include the reinvestment of dividends and distributions.

2	Aggregate total investment return.

3	Annualized.

See Notes to Financial Statements.

40	BLACKROCK FUNDS	MARCH 31, 2010

Financial Highlights (continued)	BlackRock Municipal Money Market Portfolio

	Institutional						Service
	Year Ended March 31, 2010	Period October 1, 2008 to March 31, 2009	Year Ended September 30,				Year Ended March 31, 2010	Period October 1, 2008 to March 31, 2009	Year Ended September 30,
			2008	2007	2006	2005			2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0011	0.0050	0.0234	0.0331	0.0289	0.0172	0.0002	0.0035	0.0206	0.0301	0.0260	0.0143
Dividends from net investment income	(0.0011)	(0.0050)	(0.0234)	(0.0331)	(0.0289)	(0.0172)	(0.0002)	(0.0035)	(0.0206)	(0.0301)	(0.0260)	(0.0143)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.11%	0.50%[2]	2.36%	3.36%	2.93%	1.74%	0.02%	0.35%[2]	2.08%	3.05%	2.63%	1.44%

Ratios to Average Net Assets
Total expenses	0.79%	0.82%[3]	0.60%	0.63%	0.67%	0.74%	1.02%	1.00%[3]	0.86%	0.91%	0.91%	0.99%

Total expenses after fees waived, reimbursed and paid indirectly	0.43%	0.47%[3]	0.42%	0.42%	0.42%	0.42%	0.51%	0.77%[3]	0.70%	0.72%	0.71%	0.72%

Net investment income	0.12%	0.95%[3]	2.26%	3.29%	2.88%	1.69%	0.02%	0.78%[3]	2.06%	3.00%	2.64%	1.45%

Supplemental Data
Net assets, end of period (000)	$67,046	$101,246	$92,663	$42,083	$61,154	$75,789	$50,013	$47,592	$81,843	$100,454	$132,523	$93,844

	Hilliard Lyons						Investor A
	Year Ended March 31, 2010	Period October 1, 2008 to March 31, 2009	Year Ended September 30,				Year Ended March 31, 2010	Period October 1, 2008 to March 31, 2009	Year Ended September 30,
			2008	2007	2006	2005			2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0007	0.0048	0.0231	0.0328	0.0284	0.0163	0.0003	0.0035	0.0205	0.0302	0.0258	0.0136
Dividends from net investment income	(0.0007)	(0.0048)	(0.0231)	(0.0328)	(0.0284)	(0.0163)	(0.0003)	(0.0035)	(0.0205)	(0.0302)	(0.0258)	(0.0136)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.07%	0.48%[2]	2.34%	3.33%	2.87%	1.64%	0.03%	0.35%[2]	2.07%	3.06%	2.61%	1.37%

Ratios to Average Net Assets
Total expenses	1.05%	1.07%[3]	0.85%	0.88%	1.02%	1.09%	0.92%	0.94%[3]	0.86%	0.89%	1.03%	1.11%

Total expenses after fees waived, reimbursed and paid indirectly	0.47%	0.51%[3]	0.45%	0.45%	0.47%	0.52%	0.51%	0.77%[3]	0.71%	0.71%	0.73%	0.79%

Net investment income	0.08%	0.98%[3]	2.29%	3.28%	2.84%	1.62%	0.03%	0.76%[3]	2.02%	3.01%	2.53%	1.29%

Supplemental Data
Net assets, end of period (000)	$90,846	$118,137	$130,218	$166,999	$140,409	$126,397	$3,443	$5,301	$7,004	$3,776	$2,830	$4,262

1	Where applicable, total investment returns include the reinvestment of dividends and distributions.

2	Aggregate total investment return.

3	Annualized.

See Notes to Financial Statements.

BLACKROCK FUNDS	MARCH 31, 2010	41

Financial Highlights (continued)	BlackRock New Jersey Municipal
Money Market Portfolio

	Institutional						Service
	Year Ended March 31, 2010	Period October 1, 2008 to March 31, 2009	Year Ended September 30,				Year Ended March 31, 2010	Period October 1, 2008 to March 31, 2009	Year Ended September 30,
			2008	2007	2006	2005			2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0022	0.0058	0.0228	0.0326	0.0285	0.0175	0.0005	0.0044	0.0200	0.0298	0.0256	0.0145
Dividends from net investment income	(0.0022)	(0.0058)	(0.0228)	(0.0326)	(0.0285)	(0.0175)	(0.0005)	(0.0044)	(0.0200)	(0.0298)	(0.0256)	(0.0145)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.22%	0.59%[2]	2.30%	3.31%	2.89%	1.76%	0.05%	0.44%[2]	2.02%	3.03%	2.60%	1.46%

Ratios to Average Net Assets
Total expenses	0.79%	0.82%[3]	0.61%	0.62%	0.66%	0.74%	1.04%	1.06%[3]	0.86%	0.88%	0.92%	0.99%

Total expenses after fees waived, reimbursed and paid indirectly	0.41%	0.43%[3]	0.39%	0.39%	0.39%	0.39%	0.59%	0.73%[3]	0.67%	0.67%	0.68%	0.69%

Net investment income	0.24%	1.15%[3]	2.30%	3.26%	2.88%	1.73%	0.05%	0.89%[3]	2.07%	2.98%	2.57%	1.45%

Supplemental Data
Net assets, end of period (000)	$59,520	$103,465	$114,696	$156,005	$99,173	$74,329	$19,373	$23,791	$25,401	$43,013	$56,955	$59,794

	Investor A
	Year Ended March 31, 2010	Period October 1, 2008 to March 31, 2009	Year Ended September 30,
			2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0006	0.0045	0.0200	0.0298	0.0255	0.0138
Dividends from net investment income	(0.0006)	(0.0045)	(0.0200)	(0.0298)	(0.0255)	(0.0138)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.06%	0.45%[2]	2.02%	3.03%	2.58%	1.39%

Ratios to Average Net Assets
Total expenses	0.92%	0.93%[3]	0.86%	0.87%	1.02%	1.11%

Total expenses after fees waived, reimbursed and paid indirectly	0.59%	0.69%[3]	0.67%	0.67%	0.69%	0.75%

Net investment income	0.06%	0.92%[3]	1.96%	2.99%	2.56%	1.40%

Supplemental Data
Net assets, end of period (000)	$15,025	$23,381	$27,216	$30,250	$17,662	$15,027

1	Where applicable, total investment returns include the reinvestment of dividends and distributions.

2	Aggregate total investment return.

3	Annualized.

See Notes to Financial Statements.

42	BLACKROCK FUNDS	MARCH 31, 2010

Financial Highlights (continued)	BlackRock North Carolina Municipal
Money Market Portfolio

	Institutional						Service
	Year Ended March 31, 2010	Period October 1, 2008 to March 31, 2009	Year Ended September 30,				Year Ended March 31, 2010	Period October 1, 2008 to March 31, 2009	Year Ended September 30,
			2008	2007	2006	2005			2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0009	0.0052	0.0234	0.0336	0.0299	0.0185	0.0003	0.0037	0.0207	0.0307	0.0270	0.0155
Dividends from net investment income	(0.0009)	(0.0052)	(0.0234)	(0.0336)	(0.0299)	(0.0185)	(0.0003)	(0.0037)	(0.0207)	(0.0307)	(0.0270)	(0.0155)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.09%	0.52%[2]	2.37%	3.42%	3.04%	1.87%	0.03%	0.37%[2]	2.08%	3.12%	2.73%	1.56%

Ratios to Average Net Assets
Total expenses	0.73%	0.77%[3]	0.67%	0.68%	0.70%	0.80%	0.98%	1.01%[3]	0.92%	0.94%	0.98%	1.07%

Total expenses after fees waived, reimbursed and paid indirectly	0.30%	0.34%[3]	0.30%	0.30%	0.30%	0.30%	0.41%	0.63%[3]	0.58%	0.58%	0.60%	0.60%

Net investment income	0.10%	0.98%[3]	2.31%	3.36%	3.00%	1.84%	0.06%	0.75%[3]	2.09%	3.10%	2.61%	1.69%

Supplemental Data
Net assets, end of period (000)	$74,251	$79,880	$60,404	$66,246	$61,086	$56,017	$165	$3,172	$3,156	$1,295	$656	$6,923

	Investor A
	Year Ended March 31, 2010	Period October 1, 2008 to March 31, 2009	Year Ended September 30,
			2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0001	0.0032	0.0190	0.0298	0.0264	0.0151
Dividends from net investment income	(0.0001)	(0.0032)	(0.0190)	(0.0298)	(0.0264)	(0.0151)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.01%	0.32%[2]	1.92%	3.03%	2.67%	1.52%

Ratios to Average Net Assets
Total expenses	1.12%	1.18%[3]	1.08%	1.02%	1.10%	1.15%

Total expenses after fees waived, reimbursed and paid indirectly	0.39%	0.73%[3]	0.74%	0.67%	0.66%	0.64%

Net investment income	0.01%	0.61%[3]	1.98%	2.98%	2.64%	1.51%

Supplemental Data
Net assets, end of period (000)	$106	$168	$155	$189	$316	$321

1	Where applicable, total investment returns include the reinvestment of dividends and distributions.

2	Aggregate total investment return.

3	Annualized.

See Notes to Financial Statements.

BLACKROCK FUNDS	MARCH 31, 2010	43

Financial Highlights (continued)	BlackRock Ohio Municipal
Money Market Portfolio

	Institutional						Service
	Year Ended March 31, 2010	Period October 1, 2008 to March 31, 2009	Year Ended September 30,				Year Ended March 31, 2010	Period October 1, 2008 to March 31, 2009	Year Ended September 30,
			2008	2007	2006	2005			2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0029	0.0071	0.0245	0.0336	0.0297	0.0182	0.0009	0.0058	0.0217	0.0308	0.0268	0.0152
Dividends from net investment income	(0.0029)	(0.0071)	(0.0245)	(0.0336)	(0.0297)	(0.0182)	(0.0009)	(0.0058)	(0.0217)	(0.0308)	(0.0268)	(0.0152)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.29%	0.72%[2]	2.48%	3.41%	3.01%	1.83%	0.09%	0.57%[2]	2.20%	3.13%	2.72%	1.53%

Ratios to Average Net Assets
Total expenses	0.75%	0.73%[3]	0.62%	0.62%	0.67%	0.73%	1.02%	0.99%[3]	0.87%	0.87%	0.92%	0.98%

Total expenses after fees waived, reimbursed and paid indirectly	0.41%	0.42%[3]	0.39%	0.39%	0.39%	0.39%	0.62%	0.71%[3]	0.67%	0.67%	0.68%	0.69%

Net investment income	0.29%	1.37%[3]	2.41%	3.35%	2.99%	1.79%	0.10%	1.33%[3]	2.11%	3.09%	2.65%	1.50%

Supplemental Data
Net assets, end of period (000)	$149,659	$179,038	$137,274	$101,325	$131,016	$88,697	$4,591	$14,636	$26,403	$8,199	$5,647	$10,224

	Investor A
	Year Ended March 31, 2010	Period October 1, 2008 to March 31, 2009	Year Ended September 30,
			2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0011	0.0057	0.0217	0.0308	0.0267	0.0150
Dividends from net investment income	(0.0011)	(0.0057)	(0.0217)	(0.0308)	(0.0267)	(0.0150)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.11%	0.58%[2]	2.20%	3.13%	2.70%	1.51%

Ratios to Average Net Assets
Total expenses	0.88%	0.90%[3]	0.87%	0.87%	1.01%	1.06%

Total expenses after fees waived, reimbursed and paid indirectly	0.60%	0.70%[3]	0.67%	0.67%	0.69%	0.71%

Net investment income	0.12%	1.29%[3]	2.13%	3.08%	2.67%	1.47%

Supplemental Data
Net assets, end of period (000)	$13,318	$24,902	$41,209	$22,201	$20,267	$20,893

1	Where applicable, total investment returns include the reinvestment of dividends and distributions.

2	Aggregate total investment return.

3	Annualized.

See Notes to Financial Statements.

44	BLACKROCK FUNDS	MARCH 31, 2010

Financial Highlights (continued)	BlackRock Pennsylvania Municipal
Money Market Portfolio

	Institutional						Service
	Year Ended March 31, 2010	Period October 1, 2008 to March 31, 2009	Year Ended September 30,				Year Ended March 31, 2010	Period October 1, 2008 to March 31, 2009	Year Ended September 30,
			2008	2007	2006	2005			2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0005	0.0047	0.0222	0.0329	0.0290	0.0178	0.0000 [1]	0.0033	0.0194	0.0301	0.0261	0.0148
Dividends from net investment income	(0.0005)	(0.0047)	(0.0222)	(0.0329)	(0.0290)	(0.0178)	(0.0000)[1]	(0.0033)	(0.0194)	(0.0301)	(0.0261)	(0.0148)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[2]
Based on net asset value	0.06%	0.48%[3]	2.24%	3.34%	2.94%	1.79%	0.00%	0.33%[3]	1.96%	3.06%	2.65%	1.49%

Ratios to Average Net Assets
Total expenses	0.75%	0.75%[4]	0.58%	0.59%	0.64%	0.72%	0.91%	0.92%[4]	0.83%	0.84%	0.89%	0.97%

Total expenses after fees waived, reimbursed and paid indirectly	0.39%	0.46%[4]	0.42%	0.42%	0.42%	0.42%	0.46%	0.74%[4]	0.70%	0.70%	0.71%	0.72%

Net investment income	0.07%	0.93%[4]	2.21%	3.29%	2.92%	1.78%	0.00%	0.69%[4]	1.94%	3.01%	2.63%	1.47%

Supplemental Data
Net assets, end of period (000)	$332,387	$589,724	$535,882	$500,402	$464,708	$430,376	$27,166	$52,127	$52,654	$55,934	$44,406	$34,219

	Investor A
	Year Ended March 31, 2010	Period October 1, 2008 to March 31, 2009	Year Ended September 30,
			2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0001	0.0035	0.0194	0.0300	0.0259	0.0155
Dividends from net investment income	(0.0001)	(0.0035)	(0.0194)	(0.0300)	(0.0259)	(0.0155)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[2]
Based on net asset value	0.01%	0.35%[3]	1.96%	3.05%	2.62%	1.56%

Ratios to Average Net Assets
Total expenses	0.85%	0.86%[4]	0.83%	0.85%	1.01%	0.96%

Total expenses after fees waived, reimbursed and paid indirectly	0.44%	0.71%[4]	0.70%	0.71%	0.73%	0.65%

Net investment income	0.01%	0.72%[4]	1.68%	3.00%	2.49%	1.64%

Supplemental Data
Net assets, end of period (000)	$22,109	$34,483	$36,708	$33,490	$28,542	$72,079

1	Less than $0.00005 or $(0.00005) per share.

2	Where applicable, total investment returns include the reinvestment of dividends and distributions.

3	Aggregate total investment return.

4	Annualized.

See Notes to Financial Statements.

BLACKROCK FUNDS	MARCH 31, 2010	45

Financial Highlights (concluded)	BlackRock Virginia Municipal
Money Market Portfolio

	Institutional
	Year Ended March 31, 2010	Period October 1, 2008 to March 31, 2009	Year Ended September 30,
			2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0011	0.0041	0.0228	0.0336	0.0295	0.0181
Dividends from net investment income	(0.0011)	(0.0041)	(0.0228)	(0.0336)	(0.0295)	(0.0181)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.12%	0.42%[2]	2.31%	3.42%	2.99%	1.83%

Ratios to Average Net Assets
Total expenses	0.80%	0.79%[3]	0.65%	0.67%	0.75%	0.92%

Total expenses after fees waived, reimbursed and paid indirectly	0.32%	0.35%[3]	0.30%	0.30%	0.29%	0.30%

Net investment income	0.13%	0.92%[3]	2.30%	3.37%	3.03%	1.84%

Supplemental Data
Net assets, end of period (000)	$42,326	$75,817	$90,845	$81,190	$71,518	$24,169

	Service
	Year Ended March 31, 2010	Period October 1, 2008 to March 31, 2009	Year Ended September 30,		Period April 24, 2006[4] to September 30, 2006[5]	Period May 13, 2005[4] to June 27, 2005[6]

			2008	2007
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0001	0.0031	0.0201	0.0307	0.0104	0.0023
Dividends from net investment income	(0.0001)	(0.0031)	(0.0201)	(0.0307)	(0.0104)	(0.0023)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.02%	0.31%[2]	2.02%	3.11%	1.05%[2]	0.23%[2]

Ratios to Average Net Assets
Total expenses	1.00%	0.98%[3]	0.89%	0.91%	1.09%[3]	1.18%[3]

Total expenses after fees waived, reimbursed and paid indirectly	0.48%	0.53%[3]	0.58%	0.58%	0.58%[3]	0.60%[3]

Net investment income	0.01%	0.38%[3]	2.39%	3.14%	3.11%[3]	1.96%[3]

Supplemental Data
Net assets, end of period (000)	$33	$675	$234	$1,488	$— [5,7]	$— [6]

1	Where applicable, total investment returns include the reinvestment of dividends and distributions.

2	Aggregate total investment return.

3	Annualized.

4	Reissuance of shares.

5	There were no Service Shares outstanding during the period May 3, 2006 to June 1, 2006.

6	There were no Service Shares outstanding as of September 30, 2005.

7	Net assets end of period are less than $500.

See Notes to Financial Statements.

46	BLACKROCK FUNDS	MARCH 31, 2010

Notes to Financial Statements

1. Organization and Significant Accounting Policies:

BlackRock FundsSM (the “Trust”), a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. As of March 31, 2010, the Trust had 25 series, of which BlackRock Money Market Portfolio (“Money Market”), BlackRock U.S. Treasury Money Market Portfolio (“U.S. Treasury”), BlackRock Municipal Money Market Portfolio (“Municipal”), BlackRock New Jersey Municipal Money Market Portfolio (“New Jersey Municipal”), BlackRock North Carolina Municipal Money Market Portfolio (“North Carolina Municipal”), BlackRock Ohio Municipal Money Market Portfolio (“Ohio Municipal”), BlackRock Pennsylvania Municipal Money Market Portfolio (“Pennsylvania Municipal”) and BlackRock Virginia Municipal Money Market Portfolio (“Virginia Municipal”) (collectively the “Funds”) are included in these financial statements. Each of the Funds, except Money Market, U.S. Treasury and Municipal, is non-diversified. The Funds’ financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“US GAAP”), which may require the use of management accruals and estimates. Actual results may differ from these estimates. Each Fund may offer Shares of Institutional, Service, Investor A, Investor B and Investor C classes. In addition, Money Market and Municipal may offer Hilliard Lyons Shares. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Service, Hilliard Lyons, Investor A, Investor B and Investor C Shares bear certain expenses related to the shareholder servicing of such shares and Investor B and Investor C Shares also bear certain expenses related to the distribution of such shares. Investor B Shares automatically convert to Investor A Shares after approximately eight years. Investor B Shares are only available for purchase through exchanges, dividend reinvestment or the purchase by certain qualified employee benefit plans. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures (except that Investor B shareholders may vote on material changes to the Investor A distribution plan).

The following is a summary of significant accounting policies followed by the Funds:

Valuation: The Funds’ securities are valued under the amortized cost method which approximates current market value in accordance with Rule 2a-7 of the 1940 Act. Under this method, securities are valued at cost when purchased and thereafter, a constant proportionate amortization of any discount or premium is recorded until the maturity of the security. The Funds seek to maintain their net asset value per share at $1.00, although there is no assurance that they will be able to do so on a continuing basis.

Repurchase Agreements: The Funds may invest in repurchase agreements. Under such agreements, under which the counterparty agrees to repurchase the security at a mutually agreed upon time and price. The counterparty will be required on a daily basis to maintain the value of the securities held as collateral subject to the agreement at no less than the repurchase price. The agreements are conditioned upon the collateral being deposited under the Federal Reserve book entry system or held in a segregated account by each Fund’s custodian. In the event the counterparty defaults and the fair value of the collateral declines, the Funds could experience losses, delays and costs in liquidating the collateral.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Interest income, including amortization of premium and accretion of discount on debt securities, is recognized on the accrual basis. Income and realized gains and losses are allocated daily to each class based on its relative net assets.

Dividends and Distributions: Dividends from net investment income are declared daily and paid monthly. Distributions of capital gains, if any, are recorded on the ex-dividend dates. The amount and timing of dividends and distributions are determined in accordance with federal income tax regulations, which may differ from US GAAP.

Income Taxes: It is the Funds’ policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of their taxable income to its shareholders. Therefore, no federal income tax provision is required.

The Funds file US federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s US federal tax returns remains open for the two years ended September 30, 2008, the period ended March 31, 2009 and the year ended March 31, 2010. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction. There are no uncertain tax positions that require recognition of a tax liability.

Recent Accounting Standard: In January 2010, Financial Accounting Standards Board issued amended guidance for improving disclosure about fair value measurements which will require additional disclosure about transfers into and out of Levels 1 and 2 and separate disclosures about purchases, sales, issuances and settlements in the reconciliation for fair value measurements using significant unobservable inputs (Level 3). It also clarifies existing disclosure requirements relating to the levels of disaggregation for fair value measurement and inputs and valuation techniques used to measure fair value. The amended guidance is effective for financial statements for fiscal years beginning after December 15, 2009, and interim periods within those fiscal years except for disclosures about purchases, sales, issuances and settlements in the rollforward of activity in Level 3 fair value measurements, which are effective for fiscal years beginning after December 15, 2010 and for interim periods within those fiscal years. The impact of this guidance on the Fund’s financial statements and disclosures, is currently being assessed.

BLACKROCK FUNDS	MARCH 31, 2010	47

Notes to Financial Statements (continued)

Other: Expenses directly related to a Fund or its classes are charged to that Fund or its classes. Other operating expenses shared by several funds are pro rated among those funds on the basis of relative net assets or other appropriate methods. Other expenses of a Fund are allocated daily to each class based on its relative net assets.

2. Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. (“PNC”), Bank of America Corporation (“BAC”) and Barclays Bank PLC (“Barclays”) are the largest stockholders of BlackRock, Inc. (“BlackRock”). Due to the ownership structure, PNC is an affiliate of the Funds for 1940 Act purposes, but BAC and Barclays are not.

The Trust, on behalf of the Funds, entered into an Investment Advisory Agreement with BlackRock Advisors, LLC (the “Manager”), the Funds’ investment advisor, an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory and administration services. The Manager is responsible for the management of each Fund’s portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of each Fund. For such services, each Fund pays the Manager a monthly fee at the following annual rates of each Fund’s average daily net assets: 0.45% of the first $1 billion, 0.40% of the next $1 billion, 0.375% of the next $1 billion and 0.35% of the assets in excess of $3 billion.

The Manager has entered into separate sub-advisory agreements with BlackRock Institutional Management Corporation (“BIMC”), an affiliate of the Manager, pursuant to which BIMC serves as sub-advisor for each Fund. The Manager pays the sub-advisor, for services it provides, a monthly fee that is a percentage of the investment advisory fees paid by the Funds to the Manager.

The Manager has agreed to contractually and/or voluntarily waive and/or reimburse fees or expenses, excluding interest expense, dividend expense, acquired fund fees and expenses and certain other fund expenses, in order to limit expenses. The expense limitations as a percentage of net assets were as follows:

	Money Market		U.S. Treasury Contractual[1]	Municipal		New Jersey Municipal Contractual[1]
	Contractual[1]	Voluntary[2]		Contractual[1]	Voluntary[2]
Institutional	0.42%	—	0.41%	0.42%	—	0.39%
Service	0.72%	—	0.71%	0.72%	—	0.69%
Hilliard Lyons	0.91%	0.76%	N/A	0.66%	0.49%	N/A
Investor A	0.89%	—	0.88%	0.89%	—	0.96%
Investor B	1.49%	—	N/A	N/A	N/A	N/A
Investor C	1.49%	—	N/A	N/A	N/A	N/A

	North Carolina Municipal Contractual[1]	Ohio Municipal Contractual[1]	Pennsylvania Municipal Contractual[1]	Virginia Municipal Contractual[1]
Institutional	0.30%	0.39%	0.42%	0.30%
Service	0.60%	0.69%	0.72%	0.60%
Hilliard Lyons	N/A	N/A	N/A	N/A
Investor A	0.87%	0.96%	0.99%	0.87%[3]
Investor B	N/A	N/A	N/A	N/A
Investor C	N/A	N/A	N/A	N/A

1	The Manager has agreed not to reduce or discontinue this contractual waiver or reimbursement until August 1, 2011 unless approved by the Board, including a majority of the non-interested Trustees.
2	The voluntary waiver or reimbursement may be reduced or discontinued at any time.
3	Fund currently active but no assets in share class.

If during a Fund’s fiscal year, the operating expenses of a share class that at any time during the prior two fiscal years received a waiver or reimbursement from the Manager, are less than the expense limit for that share class, the Manager is entitled to be reimbursed by such share class up to the amount of fees waived or expenses reimbursed during those prior two years under the agreement, provided that: (1) the Fund of which the share class is a part has more than $50 million in assets; and (2) the Manager or an affiliate continues to serve as the Fund’s investment advisor or administrator. In the event the expense limit for a share class is changed subsequent to a fiscal year in which the Manager becomes entitled to reimbursement for fees waived or reimbursed, the amount available to reimburse the Manager shall be calculated by reference to the expense limit for that share class in effect at the time the Manager became entitled to receive such reimbursement, rather than the subsequently changed expense limit for that share class.

48	BLACKROCK FUNDS	MARCH 31, 2010

Notes to Financial Statements (continued)

On March 31, 2010, the amounts subject to possible future recoupment under the expense limitation agreement are as follows:

	Expiring March 31,
	2011	2012
Money Market	$1,827,271	$2,727,670
U.S. Treasury	$842,125	$1,086,807
Municipal	$401,511	$633,840
New Jersey Municipal	$277,606	$404,267
North Carolina Municipal	$144,856	$308,045
Ohio Municipal	$319,776	$654,056
Pennsylvania Municipal	$975,994	$1,433,988
Virginia Municipal	$181,759	$290,714

The following waivers previously recorded by the Funds, which were subject to recoupment by the Manager, expired on March 31, 2010:

Money Market	$1,995,676
U.S. Treasury	$979,472
Municipal	$566,892
New Jersey Municipal	$406,411
North Carolina Municipal	$298,744
Ohio Municipal	$365,290
Pennsylvania Municipal	$1,004,399
Virginia Municipal	$373,461

PFPC Trust Company, an indirect, wholly owned subsidiary of PNC, serves as custodian for each Fund. For these services, the custodian receives a fee computed daily and payable monthly, based on a percentage of the average daily gross assets of each Fund. The fee is paid at the following annual rates: 0.0025% of the first $2 billion and 0.002% of average daily gross assets in excess of $2 billion; plus per transaction charges and other miscellaneous fees incurred on behalf of each Fund.

The Funds have an arrangement with the custodian whereby fees may be reduced by credits earned on uninvested cash balances, which if applicable are shown as fees paid indirectly in the Statements of Operations. The custodian imposes fees on overdrawn cash balances, which can be offset by accumulated credits earned or may result in additional custody charges.

PNC Global Investment Servicing (U.S.) Inc. (”PNCGIS“), an indirect, wholly owned subsidiary of PNC and an affiliate of the Manager, serves as transfer agent and dividend disbursing agent. Transfer agency fees borne by the Funds are comprised of those fees charged for all shareholder communications including mailing of shareholder reports, dividend and distribution notices, and proxy materials for shareholders meetings, as well as per account and per transaction fees related to servicing and maintenance of shareholder accounts, including the issuing, redeeming and transferring of shares, check writing, anti-money laundering services, and customer identification services.

Pursuant to written agreements, certain affiliates provide the Funds with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to sub-accounts they service. For these services, these affiliates receive an annual fee per shareholder account which will vary depending on share class. For the year ended March 31, 2010, the Funds paid the following in return for these services which is included in transfer agent fees — class specific in the Statements of Operations:

Money Market	$1,260,037
U.S. Treasury	$455,789
Municipal	$169,187
New Jersey Municipal	$123,156
North Carolina Municipal	$9,591
Ohio Municipal	$201,394
Pennsylvania Municipal	$630,631
Virginia Municipal	$35,381

PNCGIS and the Manager act as co-administrators for the Funds. For these services, the co-administrators receive a combined administration fee computed daily and payable monthly, based on a percentage of the average daily net assets of each Fund. The combined administration fee is paid at the following annual rates: 0.075% of the first $500 million, 0.065% of the next $500 million and 0.055% of the average daily net assets in excess of $1 billion. In addition, each of the share classes is charged an administration fee based on the following percentages of average daily net assets of each respective class: 0.025% of the first $500 million, 0.015% of the next $500 million and 0.005% of the average daily net assets in excess of $1 billion. In addition, PNCGIS and the Manager may have, at their discretion, voluntarily waived all or any portion of their administration fees for a Fund or a share class, which are included in administration fees waived and administration fees waived — class specific in the Statements of Operations.

The Trust, on behalf of the Funds, has entered into a Distribution Agreement and Distribution Plan with BlackRock Investments, LLC (”BRIL”), an affiliate of BlackRock. Pursuant to the Distribution Plan and in accordance with Rule 12b-1 under the 1940 Act, the Funds pay BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares of each Fund as follows:

	Service Fee	Distribution Fee
Service	0.25%	—
Hilliard Lyons	0.25%	—
Investor A	0.25%	—
Investor B	0.25%	0.75%
Investor C	0.25%	0.75%

Pursuant to sub-agreements with BRIL, broker-dealers and BRIL provide shareholder servicing and distribution services to each Fund. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to Service, Hilliard Lyons, Investor A, Investor B and Investor C shareholders.

The Manager and BRIL voluntarily agreed to waive management and service fees and reimburse operating expenses to enable the Funds to maintain a minimum daily net investment income dividend. These amounts are reported in the Statements of Operations as fees waived by advisor, service fees waived — class specific and transfer agent fees reimbursed — class specific. The Manager and BRIL may discontinue the waiver or reimbursement at any time.

BLACKROCK FUNDS	MARCH 31, 2010	49

Notes to Financial Statements (continued)

The Manager maintains a call center, which is responsible for providing certain shareholder services to the Funds, such as responding to shareholder inquiries and processing transactions based upon instructions from shareholders with respect to the subscription and redemption of Fund shares. For the year ended March 31, 2010, each Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statements of Operations.

	Share Classes
Call Center	Institutional	Service	Hilliard Lyons	Investor A	Investor B	Investor C	Total
Money Market	$2,870	$4,780	$1,393	$23,082	$2,610	$2,732	$37,467
U.S. Treasury	$853	$1,663	—	$1,224	—	—	$3,740
Municipal	$517	$579	$1,132	$84	—	—	$2,312
New Jersey Municipal	$462	$242	—	$185	—	—	$889
North Carolina Municipal	$408	$34	—	$18	—	—	$460
Ohio Municipal	$971	$99	—	$219	—	—	$1,289
Pennsylvania Municipal	$2,238	$435	—	$275	—	—	$2,948
Virginia Municipal	$339	$9	—	—	—	—	$348

For the year ended March 31, 2010, the following tables show the various types of class specific expenses borne directly by each class of each Fund and any associated waivers or reimbursements of those expenses.

	Share Classes
Administration Fees	Institutional	Service	Hilliard Lyons	Investor A	Investor B	Investor C	Total
Money Market	$111,700	$103,772	$34,692	$104,790	$4,021	$7,257	$366,232
U.S. Treasury	$48,680	$44,320	—	$24,066	—	—	$117,066
Municipal	$22,145	$14,467	$27,871	$1,040	—	—	$65,523
New Jersey Municipal	$20,512	$5,240	—	$4,337	—	—	$30,089
North Carolina Municipal	$18,150	$428	—	$34	—	—	$18,612
Ohio Municipal	$42,340	$2,304	—	$5,078	—	—	$49,722
Pennsylvania Municipal	$107,714	$9,589	—	$5,995	—	—	$123,298
Virginia Municipal	$15,076	$103	—	—	—	—	$15,179

	Share Classes
Administration Fees Waived	Institutional	Service	Hilliard Lyons	Investor A	Investor B	Investor C	Total
Money Market	$111,700	$96,898	$32,809	$63,323	$2,557	$4,320	$311,607
U.S. Treasury	$48,680	$44,320	—	$24,066	—	—	$117,066
Municipal	$22,145	$11,463	$27,871	$458	—	—	$61,937
New Jersey Municipal	$20,512	$3,800	—	$804	—	—	$25,116
North Carolina Municipal	$18,150	$48	—	$30	—	—	$18,228
Ohio Municipal	$42,340	$1,799	—	$161	—	—	$44,300
Pennsylvania Municipal	$107,714	$6,916	—	$3,643	—	—	$118,273
Virginia Municipal	$15,076	$8	—	—	—	—	$15,084

	Share Classes
Service and Distribution Fees	Service	Hilliard Lyons	Investor A	Investor B	Investor C	Total
Money Market	$1,038,107	$346,913	$1,047,146	$160,490	$290,496	$2,883,152
U.S. Treasury	$443,255	—	$240,558	—	—	$683,813
Municipal	$144,378	$278,709	$10,399	—	—	$433,486
New Jersey Municipal	$52,322	—	$43,371	—	—	$95,693
North Carolina Municipal	$4,256	—	$336	—	—	$4,592
Ohio Municipal	$23,037	—	$50,776	—	—	$73,813
Pennsylvania Municipal	$95,702	—	$59,730	—	—	$155,432
Virginia Municipal	$1,039	—	—	—	—	$1,039

50	BLACKROCK FUNDS	MARCH 31, 2010

Notes to Financial Statements (continued)

	Share Classes
Service Fees Waived	Service	Hilliard Lyons	Investor A	Investor B	Investor C	Total
Money Market	$743,569	$251,396	$781,948	$155,938	$273,242	$2,206,093
U.S. Treasury	$443,255	—	$240,558	—	—	$683,813
Municipal	$123,154	$278,709	$8,347	—	—	$410,210
New Jersey Municipal	$32,126	—	$16,875	—	—	$49,001
North Carolina Municipal	$3,528	—	$335	—	—	$3,863
Ohio Municipal	$8,880	—	$16,619	—	—	$25,499
Pennsylvania Municipal	$82,548	—	$48,709	—	—	$131,257
Virginia Municipal	$592	—	—	—	—	$592

	Share Classes
Transfer Agent Fees	Institutional	Service	Hilliard Lyons	Investor A	Investor B	Investor C	Total
Money Market	$688,848	$593,557	$214,040	$387,476	$36,142	$44,202	$1,964,265
U.S. Treasury	$281,013	$179,813	—	$16,490	—	—	$477,316
Municipal	$131,860	$72,513	$171,368	$828	—	—	$376,569
New Jersey Municipal	$102,318	$25,747	—	$465	—	—	$128,530
North Carolina Municipal	$14,387	$420	—	$217	—	—	$15,024
Ohio Municipal	$216,878	$12,699	—	$525	—	—	$230,102
Pennsylvania Municipal	$640,039	$22,691	—	$791	—	—	$663,521
Virginia Municipal	$42,779	$80	—	—	—	—	$42,859

	Share Classes
Transfer Agent Fees Waived	Institutional	Service	Hilliard Lyons	Investor A	Investor B	Investor C	Total
Money Market	$2,870	$4,087	$1,255	$10,957	$1,320	$1,207	$21,696
U.S. Treasury	$853	$1,663	—	$1,224	—	—	$3,740
Municipal	$517	$407	$1,132	$10	—	—	$2,066
New Jersey Municipal	$462	$157	—	—	—	—	$619
North Carolina Municipal	$408	$9	—	$13	—	—	$430
Ohio Municipal	$971	$99	—	$1	—	—	$1,071
Pennsylvania Municipal	$2,238	$236	—	$83	—	—	$2,557
Virginia Municipal	$339	$2	—	—	—	—	$341

	Share Classes
Transfer Agent Fees Reimbursed	Institutional	Service	Hilliard Lyons	Investor A	Investor B	Investor C	Total
Money Market	$685,933	$417,616	$139,669	$192,195	$18,801	$24,474	$1,478,688
U.S. Treasury	$280,158	$178,148	—	$15,255	—	—	$473,561
Municipal	$131,339	$50,002	$126,647	$220	—	—	$308,208
New Jersey Municipal	$101,855	$9,975	—	$44	—	—	$111,874
North Carolina Municipal	$13,978	$96	—	$87	—	—	$14,161
Ohio Municipal	$215,901	$7,623	—	$7	—	—	$223,531
Pennsylvania Municipal	$637,800	$12,678	—	$313	—	—	$650,791
Virginia Municipal	$42,439	$18	—	—	—	—	$42,457

For the year ended March 31, 2010, affiliates received the following contingent deferred sales charges relating to transactions in Investor A, Investor B and Investor C Shares:

	Investor A	Investor B	Investor C
Money Market	$27,919	$103,030	$13,346
U.S. Treasury	$1,034	—	—

Certain officers and/or trustees of the Trust are officers and/or directors of BlackRock or its affiliates. The Funds reimburse the Manager for compensation paid to the Trust’s Chief Compliance Officer.

3. Income Tax Information:

Reclassifications: Accounting principles generally accepted in the United States of America require that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share. The following permanent differences as of March 31, 2010 attributable to nondeductible excise tax paid, reclassification of distributions paid and the use of equalization were reclassified to the following accounts:

	Paid in-Capital	Accumulated Net Realized Gain (Loss)	Undistributed Net Investment Income
U.S. Treasury	$(14)	$14	—
New Jersey Municipal	$23,318	$(23,213)	$(105)
Ohio Municipal	$34,880	$(33,227)	$(1,653)
Pennsylvania Municipal	$3,062	$(2,934)	$(128)
Virginia Municipal	$12,808	$(12,666)	$(142)

BLACKROCK FUNDS	MARCH 31, 2010	51

Notes to Financial Statements (continued)

The tax character of distributions paid during the fiscal year ended March 31, 2010, the period October 1, 2008 to March 31, 2009, and the fiscal year ended September 30, 2008 were as follows:

	Tax-Exempt Income	Ordinary Income*	Long-Term Capital Gain*	Total
Money Market
3/31/10	—	$1,049,568	$29,383	$1,078,951
3/31/09	—	$13,333,928	—	$13,333,928
9/30/08	—	$55,006,080	—	$55,006,080
U.S. Treasury
3/31/10	—	$58,957	—	$58,957
3/31/09	—	$389,047	—	$389,047
9/30/08	—	$12,435,378	—	$12,435,378
Municipal
3/31/10	$207,795	—	—	$207,795
3/31/09	$1,330,621	—	—	$1,330,621
9/30/08	$7,713,014	—	—	$7,713,014
New Jersey Municipal
3/31/10	$221,652	$17,156	$10,489	$249,297
3/31/09	$856,529	$1,618	—	$858,147
9/30/08	$4,179,129	$4,206	—	$4,183,335
North Carolina Municipal
3/31/10	$70,943	—	—	$70,943
3/31/09	$325,983	—	—	$325,983
9/30/08	$1,860,322	—	—	$1,860,322
Ohio Municipal
3/31/10	$529,296	$35,137	—	$564,433
3/31/09	$1,509,530	—	—	$1,509,530
9/30/08	$3,797,964	—	$459	$3,798,423
Pennsylvania Municipal
3/31/10	$295,884	$4,602	$4,005	$304,491
3/31/09	$3,173,252	—	$2,846	$3,176,098
9/30/08	$13,788,757	—	$45,374	$13,834,131
Virginia Municipal
3/31/10	$77,495	$3,139	$12,350	$92,984
3/31/09	$380,426	—	$2,077	$382,503
9/30/08	$2,484,979	$1,939	—	$2,486,918

*	Distribution amounts may include a portion of the proceeds from redeemed shares.

As of March 31, 2010, the tax components of accumulated earnings (losses) were as follows:

	Undistributed Tax-Exempt Income	Undistributed Ordinary Income	Capital Loss Carryforward	Undistributed Long-Term Capital Gains	Net Unrealized Gains (Losses)*	Total Accumulated Earnings (Losses)
Money Market	—	$3,529	—	—	—	$3,529
U.S. Treasury	—	$2,536	—	—	—	$2,536
Municipal	$8,019	—	$(8,596)	—	$(341)	$(918)
New Jersey Municipal	—	$2,768	—	$2,617	—	$5,385
North Carolina Municipal	—	—	$(23,503)	—	—	$(23,503)
Ohio Municipal	—	$4,699	—	—	—	$4,699
Pennsylvania Municipal	—	—	—	—	—	$—
Virginia Municipal	—	$1,411	—	—	—	$1,411

*	The difference between book-basis and tax-basis net unrealized gains (losses) is attributable primarily to the deferral of post-October capital losses for tax purposes.

As of March 31, 2010, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates:

	Expiring March 31,
	2015	2017	Total
Municipal	$4,486	$4,110	$8,596
North Carolina Municipal	$7,587	$15,916	$23,503

4. Market and Credit Risk:

The New Jersey Municipal, North Carolina Municipal, Ohio Municipal, Pennsylvania Municipal and Virginia Municipal invest a substantial amount of their assets in issuers located in a single state or limited number of states. Please see the Schedules of Investments for concentrations in specific states.

In the normal course of business, the Funds invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (credit risk). The value of securities held by the Funds may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Funds; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to credit risk, the Funds may be exposed to counterparty risks, or the risk that an entity with which the Funds have unsettled or open transactions may default. The Fund manages counterparty risk by entering into transactions only with counterparties that it believes have the financial resources to honor their

52	BLACKROCK FUNDS	MARCH 31, 2010

Notes to Financial Statements (continued)

obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Funds’ exposure to credit and counterparty risks in respect to these financial assets is generally approximated by their value as recorded in the Funds’ Statements of Assets and Liabilities, less any collateral held by the Funds.

5. Capital Shares Transactions:

The number of shares sold, reinvested and redeemed correspond to the net proceeds from the sale of shares, reinvestment of dividends and cost of shares redeemed, respectively, since shares are redeemed at $1.00 per share.

Transactions in capital shares for each class were as follows:

Money Market	Year Ended March 31, 2010	Period October 1, 2008 to March 31, 2009	Year Ended September 30, 2008
Institutional
Shares sold	1,053,858,684	688,097,324	1,683,006,712
Shares issued in reinvestment of dividends and distributions	25,198	134,122	565,020

Total issued	1,053,883,882	688,231,446	1,683,571,732
Shares redeemed	(1,163,538,633)	(740,503,084)	(1,833,604,194)

Net decrease	(109,654,751)	(52,271,638)	(150,032,462)

Service
Shares sold	838,919,700	724,929,928	1,608,625,424
Shares issued in reinvestment of dividends and distributions	16,596	374,361	1,539,353

Total issued	838,936,296	725,304,289	1,610,164,777
Shares redeemed	(988,292,371)	(665,146,809)	(1,561,311,158)

Net increase (decrease)	(149,356,075)	60,157,480	48,853,619

Hilliard Lyons
Shares sold	77,975,257	82,000,390	130,596,300
Shares issued in reinvestment of dividends and distributions	40,498	1,158,470	4,661,065

Total issued	78,015,755	83,158,860	135,257,365
Shares redeemed	(121,421,274)	(60,092,467)	(122,402,195)

Net increase (decrease)	(43,405,519)	23,066,393	12,855,170

Investor A
Shares sold	166,976,669	186,892,330	373,028,542
Shares issued in reinvestment of dividends and distributions	137,529	3,188,967	12,774,866

Total issued	167,114,198	190,081,297	385,803,408
Shares redeemed	(319,315,308)	(140,235,284)	(318,149,920)

Net increase (decrease)	(152,201,110)	49,846,013	67,653,488

Investor B
Shares sold	4,531,753	20,315,016	20,067,039
Shares issued in reinvestment of dividends and distributions	4,697	85,918	260,011

Total issued	4,536,450	20,400,934	20,327,050
Shares redeemed	(16,473,435)	(12,769,784)	(16,024,812)

Net increase (decrease)	(11,936,985)	7,631,150	4,302,238

Investor C
Shares sold	19,555,348	54,301,878	35,702,262
Shares issued in reinvestment of dividends and distributions	13,930	175,032	162,853

Total issued	19,569,278	54,476,910	35,865,115
Shares redeemed	(48,712,634)	(31,673,492)	(15,618,658)

Net increase (decrease)	(29,143,356)	22,803,418	20,246,457

U.S. Treasury
Institutional
Shares sold	694,024,717	392,826,663	627,577,505
Shares issued in reinvestment of dividends and distributions	417	1,171	7,971

Total issued	694,025,134	392,827,834	627,585,476
Shares redeemed	(734,115,640)	(546,431,314)	(558,531,522)

Net increase (decrease)	(40,090,506)	(153,603,480)	69,053,954

Service
Shares sold	346,946,453	322,597,886	959,155,204
Shares issued in reinvestment of dividends and distributions	3,797	13,237	936,226

Total issued	346,950,250	322,611,123	960,091,430
Shares redeemed	(410,701,740)	(399,035,700)	(915,895,764)

Net increase (decrease)	(63,751,490)	(76,424,577)	44,195,666

BLACKROCK FUNDS	MARCH 31, 2010	53

Notes to Financial Statements (continued)

U.S. Treasury (concluded)	Year Ended March 31, 2010	Period October 1, 2008 to March 31, 2009	Year Ended September 30, 2008
Investor A
Shares sold	119,803,062	91,952,424	148,984,925
Shares issued in reinvestment of dividends and distributions	12,048	44,684	829,739

Total issued	119,815,110	91,997,108	149,814,664
Shares redeemed	(130,807,380)	(111,560,597)	(58,469,361)

Net increase (decrease)	(10,992,270)	(19,563,489)	91,345,303

Municipal
Institutional
Shares sold	162,417,350	142,639,530	374,098,216
Shares issued in reinvestment of dividends	2,045	2,276	5,164

Total issued	162,419,395	142,641,806	374,103,380
Shares redeemed	(196,620,060)	(134,058,089)	(323,525,300)

Net increase (decrease)	(34,200,665)	8,583,717	50,578,080

Service
Shares sold	143,563,542	92,136,359	254,783,558
Shares issued in reinvestment of dividends	3,174	64,384	387,605

Total issued	143,566,716	92,200,743	255,171,163
Shares redeemed	(141,146,199)	(126,451,086)	(273,783,419)

Net increase (decrease)	2,420,517	(34,250,343)	(18,612,256)

Hilliard Lyons
Shares sold	91,702,909	46,585,462	193,148,487
Shares issued in reinvestment of dividends	86,808	583,530	4,233,805

Total issued	91,789,717	47,168,992	197,382,292
Shares redeemed	(119,081,305)	(59,249,347)	(234,166,774)

Net decrease	(27,291,588)	(12,080,355)	(36,784,482)

Investor A
Shares sold	17,012,141	8,986,394	32,573,281
Shares issued in reinvestment of dividends	1,424	25,123	111,836

Total issued	17,013,565	9,011,517	32,685,117
Shares redeemed	(18,871,215)	(10,714,778)	(29,457,067)

Net increase (decrease)	(1,857,650)	(1,703,261)	3,228,050

New Jersey Municipal
Institutional
Shares sold	154,865,004	120,802,684	303,420,394
Shares issued in reinvestment of dividends and distributions	7,062	7,143	69,072

Total issued	154,872,066	120,809,827	303,489,466
Shares redeemed	(198,835,214)	(132,042,921)	(344,799,139)

Net decrease	(43,963,148)	(11,233,094)	(41,309,673)

Service
Shares sold	3,076,955	5,847,806	6,382,942
Shares issued in reinvestment of dividends and distributions	2,511	21,178	87,489

Total issued	3,079,466	5,868,984	6,470,431
Shares redeemed	(7,501,769)	(7,478,981)	(24,082,894)

Net decrease	(4,422,303)	(1,609,997)	(17,612,463)

Investor A
Shares sold	42,794,670	24,749,011	46,297,789
Shares issued in reinvestment of dividends and distributions	11,801	121,725	655,975

Total issued	42,806,471	24,870,736	46,953,764
Shares redeemed	(51,165,964)	(28,706,636)	(49,987,621)

Net decrease	(8,359,493)	(3,835,900)	(3,033,857)

North Carolina Municipal
Institutional
Shares sold	205,782,107	92,100,809	324,411,258
Shares issued in reinvestment of dividends	52,798	204,330	862,091

Total issued	205,834,905	92,305,139	325,273,349
Shares redeemed	(211,462,939)	(72,829,716)	(331,100,017)

Net increase (decrease)	(5,628,034)	19,475,423	(5,826,668)

Service
Shares sold	1,009,939	1,163,357	8,544,093
Shares issued in reinvestment of dividends	907	10,726	68,924

Total issued	1,010,846	1,174,083	8,613,017
Shares redeemed	(4,018,802)	(1,158,364)	(6,750,530)

Net increase (decrease)	(3,007,956)	15,719	1,862,487

54	BLACKROCK FUNDS	MARCH 31, 2010

Notes to Financial Statements (continued)

North Carolina Municipal (concluded)	Year Ended March 31, 2010	Period October 1, 2008 to March 31, 2009	Year Ended September 30, 2008
Investor A
Shares sold	15,281	39,206	101,025
Shares issued in reinvestment of dividends	15	506	2,504

Total issued	15,296	39,712	103,529
Shares redeemed	(77,155)	(26,388)	(137,976)

Net increase (decrease)	(61,859)	13,324	(34,447)

Ohio Municipal
Institutional
Shares sold	854,606,055	422,182,308	573,135,752
Shares issued in reinvestment of dividends and distributions	6,853	34,051	48,906

Total issued	854,612,908	422,216,359	573,184,658
Shares redeemed	(884,026,188)	(380,453,378)	(537,232,409)

Net increase (decrease)	(29,413,280)	41,762,981	35,952,249

Service
Shares sold	32,155,535	5,995,326	38,448,615
Shares issued in reinvestment of dividends and distributions	1,357	11,389	83,523

Total issued	32,156,892	6,006,715	38,532,138
Shares redeemed	(42,203,769)	(17,773,494)	(20,328,574)

Net increase (decrease)	(10,046,877)	(11,766,779)	18,203,564

Investor A
Shares sold	58,315,535	36,825,773	142,817,100
Shares issued in reinvestment of dividends and distributions	24,966	206,910	617,907

Total issued	58,340,501	37,032,683	143,435,007
Shares redeemed	(69,929,877)	(53,340,139)	(124,426,746)

Net increase (decrease)	(11,589,376)	(16,307,456)	19,008,261

Pennsylvania Municipal
Institutional
Shares sold	404,690,400	390,635,386	746,061,915
Shares issued in reinvestment of dividends and distributions	939	30,963	247,662

Total issued	404,691,339	390,666,349	746,309,577
Shares redeemed	(662,028,050)	(336,824,422)	(710,915,335)

Net increase (decrease)	(257,336,711)	53,841,927	35,394,242

Service
Shares sold	69,889,304	60,226,770	108,776,941
Shares issued in reinvestment of dividends and distributions	536	102,826	511,820

Total issued	69,889,840	60,329,596	109,288,761
Shares redeemed	(94,850,744)	(60,856,599)	(112,577,472)

Net decrease	(24,960,904)	(527,003)	(3,288,711)

Investor A
Shares sold	31,723,969	30,522,305	136,949,653
Shares issued in reinvestment of dividends and distributions	2,689	147,521	942,144

Total issued	31,726,658	30,669,826	137,891,797
Shares redeemed	(44,101,113)	(32,893,967)	(134,683,215)

Net increase (decrease)	(12,374,455)	(2,224,141)	3,208,582

Virginia Municipal
Institutional
Shares sold	114,568,740	62,809,374	256,444,658
Shares issued in reinvestment of dividends and distributions	5,710	15,709	122,907

Total issued	114,574,450	62,825,083	256,567,565
Shares redeemed	(148,067,438)	(77,867,227)	(246,914,496)

Net increase (decrease)	(33,492,988)	(15,042,144)	9,653,069

Service
Shares sold	76,251	447,166	1,662,060
Shares issued in reinvestment of dividends and distributions	67	824	11,278

Total issued	76,318	447,990	1,673,338
Shares redeemed	(717,815)	(7,820)	(2,926,595)

Net increase (decrease)	(641,497)	440,170	(1,253,257)

6. Federal Insurance:

The Funds participated in the U.S. Treasury Department’s Temporary Guarantee Program for Money Market Funds (the “Program”). As a result of the Funds’ participation in the Program, in the event a Fund’s net asset value fell below $0.995 per share, shareholders in that Fund would have had federal insurance of $1.00 per share up to the lesser of a shareholder’s balance in the Fund as of the close of business on September 19, 2008, or the amount held in the Fund by the shareholder on the date the guarantee was triggered. Any increase in the number of shares in a shareholder’s account after the close of business

BLACKROCK FUNDS	MARCH 31, 2010	55

Notes to Financial Statements (concluded)

on September 19, 2008 and any investments after a shareholder closed their account would not have been guaranteed. As a participant in the Program, which expired September 18, 2009, the Funds paid a participation fee of 0.03% for the period December 19, 2008 through September 18, 2009 of the Funds’ shares outstanding value as of September 19, 2008. The participation fee for the period April 1, 2009 to September 18, 2009 is included in federal insurance in the Statements of Operations. These fees are not covered by the contractual agreement to reduce fees and reimburse expenses.

7. Subsequent Events:

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

56	BLACKROCK FUNDS	MARCH 31, 2010

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of BlackRock Funds:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of the BlackRock Money Market, BlackRock U.S. Treasury Money Market, BlackRock Municipal Money Market, BlackRock New Jersey Municipal Money Market, BlackRock North Carolina Municipal Money Market, BlackRock Ohio Municipal Money Market, BlackRock Pennsylvania Municipal Money Market, and BlackRock Virginia Municipal Money Market Portfolios [eight of the twenty-five portfolios constituting the BlackRock Funds (the “Fund”), (collectively, the “Portfolios”)] as of March 31, 2010, and the related statements of operations for the year then ended, the statements of changes in net assets for the year then ended, for the period October 1, 2008 to March 31, 2009, and for the year ended September 30, 2008, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2010, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Portfolios constituting the Fund as of March 31, 2010, the results of their operations for the year then ended, the changes in their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Philadelphia, Pennsylvania

May 25, 2010

BLACKROCK FUNDS	MARCH 31, 2010	57

Important Tax Information

All of the net investment income distributions paid by BlackRock Municipal Money Market Portfolio, BlackRock New Jersey Municipal Money Market Portfolio, BlackRock North Carolina Municipal Money Market Portfolio, BlackRock Ohio Municipal Money Market Portfolio, BlackRock Pennsylvania Municipal Money Market Portfolio, and BlackRock Virginia Municipal Money Market Portfolio during the taxable year ended March 31, 2010 qualify as tax-exempt interest dividends for Federal income tax purposes.

The following information is provided with respect to the ordinary income dividends paid by BlackRock Money Market Portfolio and BlackRock U.S. Treasury Money Market Portfolio for the taxable year ended March 31, 2010:

Interest Related Dividends and Qualified Short-Term Gains for Non-U.S. Residents

Month Paid:	April 2009 - December 2009		January 2010 - March 2010
Money Market	96.34	%*	99.08	%*
U.S. Treasury	100.00	%*	100.00	%*

Federal Obligation Interest**

Money Market	8.72%
U.S. Treasury	0.14%

*	Represents the portion of the ordinary income dividends eligible for exemption from US withholding tax for nonresident aliens and foreign corporations.

**	The law varies in each state as to whether and what percentage of ordinary income dividends attributable to Federal obligations is exempt from state income tax. We recommend that you consult your tax advisor to determine if any portion of the dividends you received is exempt from state income taxes.

Additionally, the BlackRock Money Market Portfolio, the BlackRock New Jersey Municipal Money Market Portfolio, the BlackRock Ohio Municipal Money Market Portfolio, the BlackRock Pennsylvania Municipal Money Portfolio and the BlackRock Virginia Municipal Money Market Portfolio distributed capital gains per share to shareholders of record on December 7, 2009 as follows:

	Short-Term Capital Gain	Long-Term Capital Gain
Money Market	—	$0.000023
New Jersey Municipal	$0.000031	$0.000012
Ohio Municipal	$0.000008	—
Pennsylvania Municipal	$0.000006	—
Virginia Municipal	—	$0.000060

58	BLACKROCK FUNDS	MARCH 31, 2010

Officers and Trustees

Name, Address, and Year of Birth	Position(s) Held with Trust	Length of Time Served as a Trustee[2]	Principal Occupation(s) During Past 5 Years	Number of BlackRock- Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Directorships
Non-Interested Trustees[1]

Ronald W. Forbes 40 East 52nd Street New York, NY 10022 1940	Co-Chair of the Board and Trustee	Since 2007	Professor Emeritus of Finance, School of Business, State University of New York at Albany since 2000.	36 RICs consisting of 104 Portfolios	None

Rodney D. Johnson 40 East 52nd Street New York, NY 10022 1941	Co-Chair of the Board and Trustee	Since 1999	President, Fairmount Capital Advisors, Inc. since 1987; Director, Fox Chase Cancer Center since 2002; Member of the Archdiocesan Investment Committee of the Archdiocese of Philadelphia since 2003; Director, The Committee of Seventy (civic) since 2006.	36 RICs consisting of 104 Portfolios	None

David O. Beim 40 East 52nd Street New York, NY 10022 1940	Trustee	Since 2007	Professor of Finance and Economics at the Columbia University Graduate School of Business since 1991; Trustee, Phillips Exeter Academy since 2002; Chairman, Wave Hill Inc. (public garden and cultural center) from 1990 to 2006.	36 RICs consisting of 104 Portfolios	None

Dr. Matina Horner 40 East 52nd Street New York, NY 10022 1939	Trustee	Since 2004	Executive Vice President of Teachers Insurance and Annuity Association and College Retirement Equities Fund from 1989 to 2003.	36 RICs consisting of 104 Portfolios	NSTAR (electric and gas utility)

Herbert I. London 40 East 52nd Street New York, NY 10022 1939	Trustee and Member of the Audit Committee	Since 2007	Professor Emeritus, New York University since 2005; John M. Olin Professor of Humanities, New York University from 1993 to 2005 and Professor thereof from 1980 to 2005; President, Hudson Institute (policy research organization) since 1997 and Trustee thereof since 1980; Chairman of the Board of Trustees for Grantham University since 2006; Director, InnoCentive, Inc. (strategic solutions company) since 2005; Director, Cerego, LLC (software development and design) since 2005.	36 RICs consisting of 104 Portfolios	AIMS Worldwide, Inc. (marketing)

Cynthia A. Montgomery 40 East 52nd Street New York, NY 10022 1952	Trustee	Since 2007	Professor, Harvard Business School since 1989; Director, Harvard Business School Publishing since 2005; Director, McLean Hospital since 2005.	36 RICs consisting of 104 Portfolios	Newell Rubbermaid, Inc. (manufacturing)

Joseph P. Platt, Jr. 40 East 52nd Street New York, NY 10022 1947	Trustee	Since 2007	Director, The West Penn Allegheny Health System (a not-for-profit health system) since 2008; Director, Jones and Brown (Canadian insurance broker) since 1998; General Partner, Thorn Partner, LP (private investment) since 1998; Partner, Amarna Corporation, LLC (private investment company) from 2002 to 2008.	36 RICs consisting of 104 Portfolios	Greenlight Capital Re, Ltd (reinsurance company)

Robert C. Robb, Jr. 40 East 52nd Street New York, NY 10022 1945	Trustee	Since 1999	Partner, Lewis, Eckert, Robb and Company (management and financial consulting firm) since 1981.	36 RICs consisting of 104 Portfolios	None

BLACKROCK FUNDS	MARCH 31, 2010	59

Officers and Trustees (continued)

Name, Address, and Year of Birth	Position(s) Held with Trust	Length of Time Served as a Trustee[2]	Principal Occupation(s) During Past 5 Years	Number of BlackRock- Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Directorships
Non-Interested Trustees[1] (concluded)

Toby Rosenblatt 40 East 52nd Street New York, NY 10022 1938	Trustee	Since 2005	President, Founders Investments Ltd. (private investments) since 1999; Director of Forward Management, LLC since 2007; Director, The James Irvine Foundation (philanthropic foundation) since 1997; Trustee, State Street Research Mutual Funds from 1990 to 2005; Trustee, Metropolitan Series Funds, Inc. from 2001 to 2005.	36 RICs 104 Portfolios	A.P. Pharma, Inc. (specialty pharmaceuticals)

Kenneth L. Urish 40 East 52nd Street New York, NY 10022 1951	Chair of the Audit Committee and Trustee	Since 1999	Managing Partner, Urish Popeck & Co., LLC (certified public accountants and consultants) since 1976; Member of External Advisory Board, The Pennsylvania State University Accounting Department since 2001; Trustee, The Holy Family Foundation since 2001; Committee Member, Professional Ethics Committee of the Pennsylvania Institute of Certified Public Accountants since 2007; President and Trustee, Pittsburgh Catholic Publishing Associates from 2003 to 2008; Director, Inter-Tel from 2006 to 2007.	36 RICs 104 Portfolios	None

Frederick W. Winter 40 East 52nd Street New York, NY 10022 1945	Trustee and Member of the Audit Committee	Since 1999	Professor and Dean Emeritus of the Joseph M. Katz School of Business, University of Pittsburgh since 2005 and Dean thereof from 1997 to 2005. Director, Alkon Corporation (pneumatics) since 1992; Director, Tippman Sports (recreation) since 2005; Director, Indotronix International (IT services) from 2004 to 2008.	36 RICs 104 Portfolios	None

1	Trustees serve until their resignation, removal or death, or until December 31 of the year in which they turn 72.

2	Date shown is the earliest date a person has served as a trustee for the Trust covered by this annual report. Following the combination of Merrill Lynch Investment Managers, L.P. (“MLIM”) and BlackRock, Inc. (“BlackRock”) in September 2006, the various legacy MLIM and legacy BlackRock fund boards were realigned and consolidated into three new fund boards in 2007. As a result, although the chart shows certain Trustees as joining the Trust’s board in 2007, each Trustee first became a member of the boards of other legacy MLIM or legacy BlackRock funds as follows: David O. Beim, 1998; Ronald W. Forbes, 1977; Matina Horner, 2004; Rodney D. Johnson, 1995; Herbert I. London, 1987; Cynthia A. Montgomery, 1994; Joseph P. Platt, 1999; Robert C. Robb, Jr., 1998; Toby Rosenblatt, 2005; Kenneth L. Urish, 1999 and Frederick W. Winter, 1999.

Interested Trustees[3]

Richard S. Davis 40 East 52nd Street New York, NY 10022 1945	Trustee	Since 2005	Managing Director, BlackRock, Inc. since 2005; Chief Executive Officer, State Street Research & Management Company from 2000 to 2005; Chairman of the Board of Trustees, State Street Research Mutual Funds from 2000 to 2005; Chairman, SSR Realty from 2000 to 2004.	169 RICs consisting of 298 Portfolios	None

Henry Gabbay 40 East 52nd Street New York, NY 10022 1947	Trustee	Since 2007	Consultant, BlackRock, Inc. from 2007 to 2008; Managing Director, BlackRock, Inc. from 1989 to 2007; Chief Administrative Officer, BlackRock Advisors, LLC from 1998 to 2007; President of BlackRock Funds and BlackRock Bond Allocation Target Shares from 2005 to 2007 and Treasurer of certain closed-end funds in the BlackRock fund complex from 1989 to 2006.	169 RICs consisting of 298 Portfolios	None

3	Mr. Davis is an “interested person,” as defined in the Investment Company Act of 1940, of the Trust based on his position with BlackRock, Inc. and its affiliates. Mr. Gabbay is an “interested person” of the Trust based on his former positions with BlackRock, Inc. and its affiliates as well as his ownership of BlackRock, Inc. and PNC securities. Trustees serve until their resignation, removal or death, or until December 31 of the year in which they turn 72.

60	BLACKROCK FUNDS	MARCH 31, 2010

Officers and Trustees (continued)

Name, Address, and Year of Birth	Position(s) Held with Trust	Length of Time Served	Principal Occupation(s) During Past 5 Years
Trust Officers[1]

Anne F. Ackerley 40 East 52nd Street New York, NY 10022 1962	President and Chief Executive Officer	Since 2009	Managing Director of BlackRock, Inc. since 2000; Vice President of the BlackRock-advised funds from 2007 to 2009; Chief Operating Officer of BlackRock’s Global Client Group (GCG) since 2009; Chief Operating Officer of BlackRock’s U.S. Retail Group from 2006 to 2009; Head of BlackRock’s Mutual Fund Group from 2000 to 2006.

Richard Hoerner, CFA 40 East 52nd Street New York, NY 10022 1958	Vice President	Since 2009	Managing Director of BlackRock, Inc. since 2000; Co-head of BlackRock’s Cash Management Portfolio Management Group since 2002; Member of the Cash Management Group Executive Committee since 2005; Director of BlackRock, Inc. since 1998.

Jeffery Holland, CFA 40 East 52nd Street New York, NY 10022 1971	Vice President	Since 2009	Director of BlackRock, Inc. since 2006; Chief Operating Officer of BlackRock’s U.S. Retail Group since 2009; Co-head of Product Development and Management for BlackRock’s U.S. Retail Group from 2007 to 2009; Product Manager of Raymond James & Associates from 2003 to 2006.

Brendan Kyne 40 East 52nd Street New York, NY 10022 1977	Vice President	Since 2009	Director of BlackRock, Inc. since 2008; Head of Product Development and Management for BlackRock’s U.S. Retail Group since 2009, co-head thereof from 2007 to 2009; Vice President of BlackRock, Inc. from 2005 to 2008; Associate of BlackRock, Inc. from 2002 to 2004.

Simon Mendelson 40 East 52nd Street New York, NY 10022 1964	Vice President	Since 2009	Managing Director of BlackRock, Inc. since 2005; Chief Operating Officer and head of the Global Client Group for BlackRock’s Global Cash Management Business since 2007; Head of BlackRock’s Strategy and Development Group from 2005 to 2007; Partner of McKinsey & Co. from 1997 to 2005.

Brian Schmidt 40 East 52nd Street New York, NY 10022 1958	Vice President	Since 2009	Managing Director of BlackRock, Inc. since 2004; Various positions with U.S. Trust Company from 1991 to 2003 including Director from 2001 to 2003 and Senior Vice President from 1998 to 2003; Vice President, Chief Financial Officer and Treasurer of Excelsior Funds, Inc., Excelsior Tax-Exempt Funds, Inc. and Excelsior Funds Trust from 2001 to 2003.

Christopher Stavrakas, CFA 40 East 52nd Street New York, NY 10022 1959	Vice President	Since 2009	Managing Director of BlackRock, Inc. since 2006; Co-head of BlackRock’s Cash Management Portfolio Management Group since 2006; Senior Vice President, CIO, and Director of Liability Management for the Securities Lending Group at Mellon Bank from 1999 to 2006.

Neal J. Andrews 40 East 52nd Street New York, NY 10022 1966	Chief Financial Officer	Since 2007	Managing Director of BlackRock, Inc. since 2006; Senior Vice President and Line of Business Head of Fund Accounting and Administration at PNC Global Investment Servicing (U.S.) Inc. from 1992 to 2006.

Jay M. Fife 40 East 52nd Street New York, NY 10022 1970	Treasurer	Since 2007	Managing Director of BlackRock, Inc. since 2007 and Director in 2006; Assistant Treasurer of the Merrill Lynch Investment Managers, L.P. (“MLIM”) and Fund Asset Management, L.P. advised funds from 2005 to 2006; Director of MLIM Fund Services Group from 2001 to 2006.

Brian P. Kindelan 40 East 52nd Street New York, NY 10022 1959	Chief Compliance Officer of the Funds	Since 2007	Chief Compliance Officer of the BlackRock-advised Funds since 2007; Managing Director and Senior Counsel of BlackRock, Inc. since 2005; Director and Senior Counsel of BlackRock Advisors, LLC from 2001 to 2004.

Howard B. Surloff 40 East 52nd Street New York, NY 10022 1965	Secretary	Since 2007	Managing Director of BlackRock, Inc. and General Counsel of U.S. Funds at BlackRock, Inc. since 2006; General Counsel (U.S.) of Goldman Sachs Asset Management, L.P. from 1993 to 2006.

1	Officers of the Trust serve at the pleasure of the Board.

Further information about the Trust’s Officers and Trustees is available in the Trust’s Statement of Additional Information, which can be obtained without charge by calling 1-800-441-7762.

BLACKROCK FUNDS	MARCH 31, 2010	61

Officers and Trustees (concluded)

Custodian

PFPC Trust Company

Philadelphia, PA 19153

Distributor

BlackRock Investments, LLC

New York, NY 10022

Address of the Trust

100 Bellevue Parkway

Wilmington, DE 19809

Investment Advisor and Co-Administrator

BlackRock Advisors, LLC

Wilmington, DE 19809

Legal Counsel

Sidley Austin LLP

New York, NY 10019

Sub-Advisor

BlackRock Institutional

Management Corporation

Wilmington, DE 19809

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

Philadelphia, PA 19103

Accounting Agent, Co-Administrator and Transfer Agent

PNC Global Investment

Servicing (U.S.) Inc.

Wilmington, DE 19809

62	BLACKROCK FUNDS	MARCH 31, 2010

Additional Information

General Information

Electronic Delivery

Electronic copies of most financial reports and prospectuses are available on the Fund’s website or shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports and prospectuses by enrolling in the Fund’s electronic delivery program.

To enroll:

Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:

Please contact your financial advisor to enroll. Please note that not all investment advisors, banks or brokerages may offer this service.

Shareholders Who Hold Accounts Directly With BlackRock

1)	Access the BlackRock website at

http://www.blackrock.com/edelivery

2)	Select “eDelivery” under the “More Information” section

3)	Log into your account

Householding

The Funds will mail only one copy of shareholder documents, including annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and it is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Funds at (800) 441-7762.

Availability of Quarterly Portfolio Schedule

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission’s (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The Funds’ Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling (800) 441-7762; (2) at www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Funds voted proxies relating to securities held in the Funds’ portfolios during the most recent 12-month period ended June 30 is available upon request and without charge (1) at www.blackrock.com or by calling (800) 441-7762 and (2) on the SEC’s website at http://www.sec.gov.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM EST on any business day to get information about your account balances, recent transactions and share prices. You can also reach us on the Web at www.blackrock.com/funds.

Automatic Investment Plans

Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock portfolios.

Systematic Withdrawal Plan

Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

BLACKROCK FUNDS	MARCH 31, 2010	63

Additional Information (concluded)

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any nonpublic personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to nonpublic personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the nonpublic personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

64	BLACKROCK FUNDS	MARCH 31, 2010

A World-Class Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed income and tax-exempt investing.

Equity Funds

BlackRock All-Cap Energy & Resources Portfolio	BlackRock Global Opportunities Portfolio	BlackRock Mid-Cap Value Equity Portfolio
BlackRock Asset Allocation Portfolio†	BlackRock Global SmallCap Fund	BlackRock Mid Cap Value Opportunities Fund
BlackRock Aurora Portfolio	BlackRock Health Sciences Opportunities Portfolio	BlackRock Natural Resources Trust
BlackRock Balanced Capital Fund†	BlackRock Healthcare Fund	BlackRock Pacific Fund
BlackRock Basic Value Fund	BlackRock Index Equity Portfolio*	BlackRock Science & Technology Opportunities Portfolio
BlackRock Capital Appreciation Portfolio	BlackRock International Fund	BlackRock Small Cap Core Equity Portfolio
BlackRock Energy & Resources Portfolio	BlackRock International Index Fund	BlackRock Small Cap Growth Equity Portfolio
BlackRock Equity Dividend Fund	BlackRock International Opportunities Portfolio	BlackRock Small Cap Growth Fund II
BlackRock EuroFund	BlackRock International Value Fund	BlackRock Small Cap Index Fund
BlackRock Focus Growth Fund	BlackRock Large Cap Core Fund	BlackRock Small/Mid-Cap Growth Portfolio
BlackRock Focus Value Fund	BlackRock Large Cap Core Plus Fund	BlackRock S&P 500 Index Fund
BlackRock Fundamental Growth Fund	BlackRock Large Cap Growth Fund	BlackRock U.S. Opportunities Portfolio
BlackRock Global Allocation Fund†	BlackRock Large Cap Value Fund	BlackRock Utilities and Telecommunications Fund
BlackRock Global Dynamic Equity Fund	BlackRock Latin America Fund	BlackRock Value Opportunities Fund
BlackRock Global Emerging Markets Fund	BlackRock Mid-Cap Growth Equity Portfolio
BlackRock Global Financial Services Fund
BlackRock Global Growth Fund

Fixed Income Funds

BlackRock Bond Portfolio	BlackRock Income Builder Portfolio†	BlackRock Managed Income Portfolio
BlackRock Emerging Market Debt Portfolio	BlackRock Inflation Protected Bond Portfolio	BlackRock Muti-Sector Bond Fund
BlackRock GNMA Portfolio	BlackRock Intermediate Government Bond Portfolio	BlackRock Short-Term Bond Fund
BlackRock Government Income Portfolio	BlackRock International Bond Portfolio	BlackRock Strategic Income Opportunities Portfolio
BlackRock High Income Fund	BlackRock Long Duration Bond Portfolio	BlackRock Total Return Fund
BlackRock High Yield Bond Portfolio	BlackRock Low Duration Bond Portfolio	BlackRock Total Return Portfolio II
BlackRock Income Portfolio†		BlackRock World Income Fund

Municipal Bond Funds

BlackRock AMT-Free Municipal Bond Portfolio	BlackRock Kentucky Municipal Bond Portfolio	BlackRock New York Municipal Bond Fund
BlackRock California Municipal Bond Fund	BlackRock Municipal Insured Fund	BlackRock Ohio Municipal Bond Portfolio
BlackRock High Yield Municipal Fund	BlackRock National Municipal Fund	BlackRock Pennsylvania Municipal Bond Fund
BlackRock Intermediate Municipal Fund	BlackRock New Jersey Municipal Bond Fund	BlackRock Short-Term Municipal Fund

Target Risk & Target Date Funds

BlackRock Prepared Portfolios	BlackRock Lifecycle Prepared Portfolios
Conservative Prepared Portfolio	Prepared Portfolio 2010	Prepared Portfolio 2030
Moderate Prepared Portfolio	Prepared Portfolio 2015	Prepared Portfolio 2035
Growth Prepared Portfolio	Prepared Portfolio 2020	Prepared Portfolio 2040
Aggressive Growth Prepared Portfolio	Prepared Portfolio 2025	Prepared Portfolio 2045
Prepared Portfolio 2050

*	See the prospectus for information on specific limitations on investments in the fund.

†	Mixed asset fund.

BlackRock mutual funds are distributed by BlackRock Investments, LLC. You should consider the investment objectives, risks, charges and expenses of the funds under consideration carefully before investing. Each fund’s prospectus contains this and other information and is available at www.blackrock.com or by calling (800) 441-7762 or from your financial advisor. The prospectus should be read carefully before investing.

BLACKROCK FUNDS	MARCH 31, 2010	65

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[THIS PAGE INTENTIONALLY LEFT BLANK.]

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless accompanied or preceded by the Funds’ current prospectus. An investment in a Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a Fund. Performance data quoted represents past performance and does not guarantee future results. Total return information assumes reinvestment of all distributions. Current performance may be higher or lower than the performance data quoted. For current month-end performance information, call (800) 441-7762. The Funds’ current 7-day yield more closely reflects the current earnings of a Fund than the total returns quoted. Statements and other information herein are as dated and are subject to change.

MM-3/10-AR

Item 2	–	Code of Ethics – The registrant (or the “Fund”) has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant’s principal executive officer, principal financial officer and principal accounting officer, or persons performing similar functions. During the period covered by this report, there have been no amendments to or waivers granted under the code of ethics. A copy of the code of ethics is available without charge at www.blackrock.com.

Item 3	–

Audit Committee Financial Expert – The registrant’s board of directors or trustees, as applicable (the “board of directors”) has determined that (i) the registrant has the following audit committee financial expert serving on its audit committee and (ii) each audit committee financial expert is independent:

Kenneth L. Urish

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification.

Item 4	–	Principal Accountant Fees and Services

	(a) Audit Fees		(b) Audit-Related Fees[1]		(c) Tax Fees[2]		(d) All Other Fees[3]
Entity Name	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End
Money Market Portfolio	$17,500	$17,500	$0	$0	$6,100	$6,100	$538	$733
Municipal Money Market Portfolio	$19,900	$19,900	$0	$0	$6,100	$6,100	$79	$733
New Jersey Municipal Money Market Portfolio	$17,500	$17,500	$0	$0	$6,100	$6,100	$44	$733
North Carolina Municipal Money Market Portfolio	$17,500	$17,500	$0	$0	$6,100	$6,100	$21	$733
Ohio Municipal Money Market Portfolio	$17,500	$17,500	$0	$0	$6,100	$6,100	$69	$733
Pennsylvania Municipal Money Market Portfolio	$19,900	$19,900	$0	$0	$6,100	$6,100	$200	$733
U.S. Treasury Money Market Portfolio	$15,100	$15,100	$0	$0	$6,100	$6,100	$181	$733
Virginia Municipal Money Market Portfolio	$15,100	$15,100	$0	$0	$6,100	$6,100	$22	$733

1	The nature of the services include assurance and related services reasonably related to the performance of the audit of financial statements not included in Audit Fees.
2	The nature of the services include tax compliance, tax advice and tax planning.
3	The nature of the services include a review of compliance procedures and attestation thereto.

(e)(1) Audit Committee Pre-Approval Policies and Procedures:

The registrant’s audit committee (the “Committee”) has adopted policies and procedures with regard to the pre-approval of services. Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee. The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the registrant’s affiliated service providers that relate directly to the operations and the financial reporting of the registrant. Certain of these non-audit services that the Committee believes are a) consistent with the SEC’s auditor independence rules and b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis (“general pre-approval”). The term of any general pre-approval is 12 months from the date of the pre-approval, unless the Committee provides for a different period. Tax or other non-audit services provided to the registrant which have a direct impact on the operation or financial reporting of the registrant will only be deemed pre-approved provided that any individual project does not exceed $10,000 attributable to the registrant or $50,000 for all of the registrants the Committee oversees. For this purpose, multiple projects will be aggregated to determine if they exceed the previously mentioned cost levels.

Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services). The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting. At this meeting, an analysis of such services is presented to the Committee for ratification. The Committee may delegate to one or more of its members the authority to approve the provision of and fees for any specific engagement of permitted non-audit services, including services exceeding pre-approved cost levels.

(e)(2) None of the services described in each of Items 4(b) through (d) were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable

(g) Affiliates’ Aggregate Non-Audit Fees:

Entity Name	Current Fiscal Year End	Previous Fiscal Year End
Money Market Portfolio	$17,415	$414,333
Municipal Money Market Portfolio	$16,956	$414,333
New Jersey Municipal Money Market Portfolio	$16,921	$414,333
North Carolina Municipal Money Market Portfolio	$16,898	$414,333
Ohio Municipal Money Market Portfolio	$16,946	$414,333
Pennsylvania Municipal Money Market Portfolio	$17,077	$414,333
U.S. Treasury Money Market Portfolio	$17,058	$414,333
Virginia Municipal Money Market Portfolio	$16,899	$414,333

(h) The registrant’s audit committee has considered and determined that the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any non-affiliated sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by the registrant’s investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Regulation S-X Rule 2-01(c)(7)(ii) – $10,777, 0%

Item 5	–	Audit Committee of Listed Registrants – Not Applicable

Item 6	–

Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7	–	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 8	–	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9	–	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10	–	Submission of Matters to a Vote of Security Holders – The registrant’s Nominating and Governance Committee will consider nominees to the board of directors recommended by shareholders when a vacancy becomes available. Shareholders who wish to recommend a nominee should send nominations which include biographical information and set forth the qualifications of the proposed nominee to the registrant’s Secretary. There have been no material changes to these procedures.

Item 11	–	Controls and Procedures

11(a)	–	The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15(d)-15(b) under the Securities Exchange Act of 1934, as amended.

11(b)	–	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12	–	Exhibits attached hereto

12(a)(1)	–	Code of Ethics – See Item 2

12(a)(2)	–	Certifications – Attached hereto

12(a)(3)	–	Not Applicable

12(b)	–	Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds

BY:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer of BlackRock Funds

Date: May 27, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of BlackRock Funds

Date: May 27, 2010

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of BlackRock Funds

Date: May 27, 2010